[LOGO] FIRST AMERICAN FUNDS(TM)                       2002
                                                      SEMIANNUAL
                                                      REPORT




                                        TAX FREE BOND
                                                FUNDS






"Integrity and firmness is all I can promise; these, be the voyage long or short, never shall forsake me."

   _George Washington

FIRST AMERICAN FUNDS

WE BELIEVE INVESTMENT SUCCESS IS DEVELOPED OVER A LIFETIME.
THE APPROACH MUST BE STRATEGIC AND GOAL-ORIENTED. THE PORTFOLIO MUST HAVE DEPTH AND BREADTH. AND THE INDIVIDUAL INVESTMENTS SHOULD DELIVER ABOVE-MARKET PERFORMANCE OVER A SUSTAINED PERIOD OF TIME.

FIRST AMERICAN FUNDS IS A COMPLETE RESOURCE FOR YOUR INVESTMENTS.
WE HAVE A WIDE ARRAY OF OPTIONS--MORE THAN 50 MUTUAL FUNDS THAT CROSS ALL ASSET CLASSES. TO FIND OUT HOW FIRST AMERICAN FUNDS CAN HELP YOU MEET YOUR GOALS, CONTACT YOUR INVESTMENT PROFESSIONAL.


     OUR FUND FAMILY

  *  HIGHER RISK AND RETURN POTENTIAL
  |
  |  SECTOR FUNDS
  |  INTERNATIONAL FUNDS
  |  SMALL CAP FUNDS
  |  MID CAP FUNDS
  |  LARGE CAP FUNDS
  |  INDEX FUNDS
  |  GROWTH & INCOME FUNDS
  |  ASSET ALLOCATION FUNDS
  |  INCOME FUNDS
> |  TAX FREE INCOME FUNDS
  |    o ARIZONA TAX FREE
  |    o CALIFORNIA INTERMEDIATE TAX FREE
  |    o CALIFORNIA TAX FREE
  |    o COLORADO INTERMEDIATE TAX FREE
  |    o COLORADO TAX FREE
  |    o INTERMEDIATE TAX FREE
  |    o MINNESOTA INTERMEDIATE TAX FREE
  |    o MINNESOTA TAX FREE
  |    o MISSOURI TAX FREE
  |    o NEBRASKA TAX FREE
  |    o OREGON INTERMEDIATE TAX FREE
  |    o TAX FREE
  |  MONEY MARKET FUNDS
  |
  *  LOWER RISK AND RETURN POTENTIAL


TABLE OF CONTENTS

Message to Shareholders                      1
Schedule of Investments                      2
Statements of Assets and Liabilities        46
Statements of Operations                    48
Statements of Changes in Net Assets         50
Financial Highlights                        52
Notes to Financial Statements               58


Our merger created an opportunity for First American Funds to put on a new face--which is exactly what we did. The new logo had to reflect our comprehensive suite of First American Funds and our commitment to providing unparalleled, dedicated client service.

WE CHOSE GEORGE WASHINGTON.
His rich legacy as patriot and leader is widely recognized as embodying the sound judgment, reliability, and strategic vision that are central to our brand. Fashioned in a style reminiscent of an 18th century engraving, the illustration conveys the symbolic strength and vitality of Washington, which are attributes that we value at First American Funds.


INCOME FROM TAX-EXEMPT FUNDS MAY BE SUBJECT TO STATE AND LOCAL TAXES AND A PORTION OF INCOME MAY BE SUBJECT TO THE STATE AND/OR FEDERAL ALTERNATIVE MINIMUM TAX FOR CERTAIN INVESTORS. FEDERAL INCOME TAX RULES WILL APPLY TO ANY CAPITAL GAINS DISTRIBUTIONS.

MUTUAL FUND INVESTING INVOLVES RISK; PRINCIPAL LOSS IS POSSIBLE.


--------------------------------------------------------------------------------
             NOT FDIC INSURED   NO BANK GUARANTEE    MAY LOSE VALUE
--------------------------------------------------------------------------------

MESSAGE TO SHAREHOLDERS  April 15, 2002



DEAR SHAREHOLDERS:

On behalf of the board of directors and the entire staff of U.S. Bancorp Asset Management, Inc., thank you for your continued trust as we manage your investments. This company has grown to be a leading investment manager, as evidenced by the increasing prominence of the First American Funds family. To best serve our shareholders, we have strengthened our portfolio management team by aligning the resources they need to deliver careful investment selection and help attain our goal of superior long-term performance. We have also strengthened our ties with our partners, the financial professionals who serve your investment needs. Your continued support is our most valuable asset, and we take very seriously our commitment to providing you with a rewarding investment experience.

RECOVERY AND RENEWAL
The past six months marked a period of recovery and renewal for Americans. At the beginning of October, most of us were still reeling from the tragic events of September 11. The nation was in a state of high alert, and preparations were underway for a response in Afghanistan. The U.S. economy was in the midst of what would turn out to be a mild recession. If there were ever a time for financial markets to struggle due to the uncertainty of what lies ahead, this certainly was the time.

But any sense of pessimism and fear quickly evolved into one of firm resolve. Americans appeared determined to do whatever was necessary to get back on track. On the back of strong fiscal and monetary policy, we saw the U.S. economy begin to quickly recover. This helped propel the equity markets to a solid rebound during the last three months of 2001. This situation changed a bit as we moved into 2002, with stocks struggling in the early weeks of the new year. In particular, there were growing concerns related to the Enron scandal. The fallout from this troubled company was felt by other firms, and the net result was a short-term negative impact on the stock market. Toward the end of February and into March, the situation stabilized a bit, and stocks managed to recover some lost ground. Still, the markets remained quite volatile, and growing tensions in the Middle East certainly contributed to this.

The bond market also underwent a transformation during the six-month period. In the initial weeks after September 11, interest rates continued to decline, boosting bond values. The situation changed in November, and rates on longer-term bonds began to rise, even though the Federal Reserve continued to cut short-term interest rates in an effort to bolster the economy. Fixed-income markets stabilized again in January and February, but in March, as more positive economic news was delivered, rates climbed higher once again. As the period came to an end, it appeared that the U.S. economy was getting back on track, although the recovery was not dramatic (consistent with a rather mild recession). Positive economic news, combined with a continued environment of modest inflation, was seen as welcome news to most investors.

MONITORING YOUR PORTFOLIO
You can find more details about the specific performance of your individual fund holdings within the pages of this report, related to the first six months of the fiscal year (October 1, 2001, through March 31, 2002). Please take a few moments to review this information at your convenience.

Most importantly, be sure your portfolio continues to meet your investment objectives. In today's volatile and often uncertain market environment, it is easy to lose track of your long-term goals in the fog of short-term market swings. More than ever, a well-diversified portfolio suited to your investment objectives and risk tolerance is critical to your long-term success. I encourage you to talk to your financial professional if you feel it is an appropriate time to review your existing holdings and the progress you are making toward reaching your goals.

Thank you again for placing your trust in the First American family of funds. We look forward to helping you make your investment goals a reality.


Sincerely,


/s/ Virginia L. Stringer    /s/ Tom S. Schreier         /s/ Mark Jordahl


VIRGINIA L. STRINGER        TOM S. SCHREIER             MARK JORDAHL

CHAIRPERSON OF THE BOARD    PRESIDENT                   CHIEF INVESTMENT OFFICER
FIRST AMERICAN INVESTMENT   FIRST AMERICAN INVESTMENT   U.S. BANCORP ASSET
FUNDS, INC.                 FUNDS, INC.                 MANAGEMENT, INC.



                              FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002     1)

SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

ARIZONA TAX FREE FUND

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
MUNICIPAL BONDS - 90.1%
REVENUE BONDS - 68.0%
EDUCATION - 11.4%
Arizona Student Loan Acquisition Authority,
 Series A, Callable 11/01/09 @ 102 (AMT)
   5.900%, 05/01/24                                       $  100        $  102
Gilbert Industrial Development Authority,
 Southwest Student Services,
 Callable 02/01/09 @ 102
   5.850%, 02/01/19                                        1,300         1,207
Glendale Industrial Development Authority,
 Callable 05/15/11 @ 101
   5.750%, 05/15/21                                          250           246
Pima County Industrial Development Authority,
 Callable 07/01/10 @ 100
   6.250%, 07/01/13                                          740           732
University of Arizona Board of Regents, Series A,
 Callable 12/01/09 @ 100 (FGIC)
   5.800%, 06/01/24                                          150           157
                                                                        -------
                                                                         2,444
                                                                        -------
HEALTHCARE - 12.5%
Arizona Health Facilities Authority, Phoenix
 Childrens Hospital, Series A
   5.375%, 11/15/09                                          300           302
Johnson City, Tennessee Health & Elderly
 Facilities Authority,
 Callable 07/01/12 @ 103
   7.500%, 07/01/25                                          100           106
Mesa Industrial Development Authority,
 Discovery Health Systems, Series A,
 Callable 01/01/10 @ 101 (MBIA)
   5.750%, 01/01/25                                          500           518
   5.625%, 01/01/29                                          500           510
Scottsdale Industrial Development Authority,
 Scottsdale Healthcare,
 Callable 12/01/11 @ 101
   5.700%, 12/01/21                                        1,000           986
Yuma Industrial Development Authority, Yuma
 Regional Medical Center,
 Callable 08/01/07 @ 102 (MBIA)
   5.500%, 08/01/17                                          250           256
                                                                        -------
                                                                         2,678
                                                                        -------
HOUSING - 12.4%
Douglas Community Housing Corporation,
 Rancho La Perilla,
 Callable 01/20/10 @ 102 (GNMA)
   5.900%, 07/20/20                                          500           509
   6.000%, 07/20/25                                          475           483
Maricopa County Industrial Development
 Authority, Avalon Apartments, Series A,
 Callable 04/01/10 @ 102 (AG)
   6.100%, 04/01/13                                          105           110
   6.350%, 04/01/30                                          200           209
Maricopa County Industrial Development
 Authority, Bay Club at Mesa Cove, Series A,
 Callable 09/01/10 @ 103 (MBIA)
   5.700%, 09/01/20                                          400           412
Maricopa County Industrial Development
 Authority, Sun King Apartments, Series A,
 Callable 05/01/10 @ 102
   6.750%, 11/01/18                                          260           278
   6.750%, 05/01/31                                          200           210

ARIZONA TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
Phoenix Industrial Development Authority, The
 Phoenix Authority, Series 1A,
 Callable 06/01/10 @ 102 (FHLMC)
 (FNMA) (GNMA)
   5.875%, 06/01/16                                       $  130        $  138
Pima County Industrial Development Authority,
 Pia of Fountain Village Apartments,
 Callable 12/20/10 @ 103 (GNMA)
   5.550%, 12/20/20                                          300           308
                                                                        -------
                                                                         2,657
                                                                        -------
LEASE REVENUE - 2.2%
Navajo County Municipal Property Corporation,
 Jail Facility (ACA)
   5.625%, 07/01/09                                          310           323
Puerto Rico Public Buildings Authority, Series L,
 Callable 07/01/03 @ 101.50 (COMGTY)
   5.750%, 07/01/16                                          150           154
                                                                        -------
                                                                           477
                                                                        -------
MISCELLANEOUS - 1.0%
Greater Arizona Infrastructure Development
 Authority, Series A,
 Callable 08/01/08 @ 102 (MBIA)
   5.625%, 08/01/20                                          200           207
                                                                        -------
TAX REVENUE - 6.4%
Oro Valley, Excise Tax,
 Callable 07/01/10 @ 101 (AMBAC)
   5.200%, 07/01/14                                          400           411
Phoenix Civic Improvements, Excise Tax,
 Callable 07/01/09 @ 101
   5.750%, 07/01/16                                          300           320
Surprise Municipal Property Corporation,
 Callable 07/01/09 @ 101 (FGIC)
   5.700%, 07/01/20                                          300           314
Tempe, Excise Tax, Series A,
 Callable 07/01/09 @ 100
   5.625%, 07/01/20                                          300           309
                                                                        -------
                                                                         1,354
                                                                        -------
TRANSPORTATION - 7.6%
Arizona State Transportation Highway Board,
 Callable 07/01/09 @ 100
   5.750%, 07/01/18                                          200           218
Arizona State Transportation Highway Board,
 Series A
   5.000%, 07/01/09                                          400           418
Mesa Street & Highway Improvements,
 Callable 07/01/09 @ 100 (FSA)
   5.100%, 07/01/14                                          500           511
   5.500%, 07/01/16                                          100           104
Puerto Rico Commonwealth, Highway &
 Transportation Authority, Series X,
 Callable 07/01/03 @ 101.50
   5.500%, 07/01/19                                           75            76
Tuscon Street & Highway Improvements, Series
 1994-E, Callable 07/01/10 @ 100 (FGIC)
   5.000%, 07/01/18                                          300           298
                                                                        -------
                                                                         1,625
                                                                        -------
UTILITIES - 14.5%
Chandler Water & Sewer Improvements (AMBAC)
   3.000%, 07/01/02                                          350           351


The accompanying notes are an integral part of the financial statements.

(2     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
Chandler Water & Sewer Improvements,
 Callable 07/01/10 @ 100 (FSA)
   5.800%, 07/01/17                                      $   250       $   268
Oro Valley Municipal Water Systems,
 Callable 07/01/08 @ 101 (MBIA)
   5.550%, 07/01/17                                          100           104
Oro Valley Water Development Fee,
 Callable 07/01/02 @ 100
   6.100%, 01/01/04                                           65            65
Peoria Water & Sewer,
 Callable 07/01/09 @ 100 (FGIC)
   5.000%, 07/01/13                                          400           409
Phoenix Civic Improvements Water System,
 Pre-refunded 07/01/04 @ 102
   5.500%, 07/01/24 (A)                                      100           107
Puerto Rico Electric Power Authority, Series X,
 Callable 07/01/05 @ 100
   5.500%, 07/01/25                                          100           100
Salt River Project, Agricultural Improvement &
 Power District, Series A,
 Callable 01/01/03 @ 100
   5.500%, 01/01/19                                          135           135
Salt River Project, Agricultural Improvement &
 Power District, Series A,
 Callable 01/01/12 @ 101
   5.125%, 01/01/27                                        1,000           983
Salt River Project, Agricultural Improvement &
 Power District, Series B,
 Callable 01/01/03 @ 102
   5.250%, 01/01/19                                          110           110
Salt River Project, Agricultural Improvement &
 Power District, Series C,
 Callable 05/15/02 @ 100
   5.500%, 01/01/28                                           15            15
Tucson Water, Series D,
 Callable 07/01/09 @ 100 (FGIC)
   5.400%, 07/01/17                                          250           257
Tuscon Water, Series 1994-A (MBIA)
   6.250%, 07/01/16                                          170           194
                                                                       -------
                                                                         3,098
                                                                       -------
TOTAL REVENUE BONDS                                                     14,540
                                                                       -------
GENERAL OBLIGATIONS - 18.1%
Chandler Public & Recreational Improvements,
 Callable 07/01/10 @ 101
   5.800%, 07/01/18                                          250           268
Maricopa County School District #11, Peoria
 Unit, Callable 07/01/09 @ 101 (FGIC)
   5.500%, 07/01/14                                          100           105
   5.500%, 07/01/15                                          120           126
Mesa, Callable 07/01/09 @ 100 (FGIC)
   5.000%, 07/01/18                                          250           249
Peoria, Callable 04/01/09 @ 100 (FGIC)
   5.400%, 04/01/15                                          100           103
   5.000%, 04/01/18                                          575           571
   5.000%, 04/01/19                                          125           123
Phoenix, Callable 07/01/07 @ 102
   5.250%, 07/01/20                                          250           252
Phoenix, Callable 07/01/10 @ 100
   5.250%, 07/01/19                                          350           354
   5.375%, 07/01/25                                          750           757
Pima County Unified School District #12,
 Sunnyside, Callable 07/01/09 @ 100 (FGIC)
   5.300%, 07/01/13                                          150           156

ARIZONA TAX FREE FUND (CONCLUDED)

DESCRIPTION                                     PAR (000)/SHARES   VALUE (000)
------------------------------------------------------------------------------
Pima County Unified School District #6, Marana,
 Series A, Callable 07/01/10 @ 100 (FGIC)
   5.250%, 07/01/15                                        $ 250       $   258
Scottsdale, Pre-refunded 07/01/09 @ 100
   5.500%, 07/01/22 (A)                                      250           268
Tucson
   5.500%, 07/01/18                                          250           264
                                                                       -------
TOTAL GENERAL OBLIGATIONS                                                3,854
                                                                       -------
CERTIFICATES OF PARTICIPATION - 4.0%
El Mirage, Callable 08/01/02 @ 100
   6.625%, 08/01/11                                          200           200
   6.900%, 08/01/16                                          300           300
Tucson, Callable 07/01/08 @ 100 (MBIA)
   5.500%, 07/01/15                                          200           207
University of Arizona Parking & Student Housing
 Authority, Callable 06/01/09 @ 100 (AMBAC)
   5.750%, 06/01/19                                          140           147
                                                                       -------
TOTAL CERTIFICATES OF PARTICIPATION                                        854
                                                                       -------
TOTAL MUNICIPAL BONDS                                                   19,248
                                                                       -------
RELATED PARTY MONEY MARKET FUND - 4.2%
First American Tax Free Obligations Fund (B)             890,885           891
                                                                       -------
TOTAL RELATED PARTY MONEY MARKET FUND                                      891
                                                                       -------
MONEY MARKET FUND - 4.9%
Federated Arizona Municipal Money Market
 Fund                                                  1,050,643         1,051
                                                                       -------
TOTAL MONEY MARKET FUND                                                  1,051
                                                                       -------
TOTAL INVESTMENTS - 99.2%
   (Cost $20,516)                                                       21,190
                                                                       -------
OTHER ASSETS AND LIABILITIES, NET - 0.8%                                   178
                                                                       -------
TOTAL NET ASSETS - 100.0%                                              $21,368
                                                                       -------

(A) Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.
(B) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See also the notes to the financial statements.

ACA - American Capital Access
AG - Asset Guaranty
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of March 31, 2002, the aggregate market value of securities subject to the AMT was $101,604, which represents 0.5% of net assets.
COMGTY - Commonwealth Guaranty
FHLMC - Federal Home Loan Mortgage Corporation
FGIC - Financial Guaranty Insurance Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Insurance Association


                              FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002     3)

SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

CALIFORNIA INTERMEDIATE TAX FREE FUND

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
MUNICIPAL BONDS - 95.3%
REVENUE BONDS - 52.9%
BUILDING - 2.4%
California State Public Works Board, Department
 of Health Services, Callable 11/01/09 @ 101
 (MBIA) (MLO)
   5.200%, 11/01/12                                       $  500        $  524
California State Public Works, Department of
 Corrections, Series A (AMBAC) (MLO)
   6.000%, 01/01/06                                          545           591
                                                                        ------
                                                                         1,115
                                                                        ------
EDUCATION - 10.1%
ABAG Financial Authority, Schools of the Sacred
 Heart, Series A
   5.800%, 06/01/08                                          200           210
Aztec Shops Ltd., California State Auxiliary
 Organization, Callable 09/01/10 @ 101
   5.400%, 09/01/11                                        1,035         1,051
California State Higher Educational Facilities
 Authority, Fresno Pacific University, Series A
   5.300%, 03/01/04                                          255           265
   5.650%, 03/01/07                                          380           401
   5.750%, 03/01/08                                          400           425
California State Higher Educational Facilities
 Authority, Occidental College Project, Callable
 10/01/07 @ 102 (MBIA)
   5.300%, 10/01/10                                          500           534
California State Higher Educational Facilities
 Authority, University of La Verne & Western
 University of Health Sciences, Series B
   6.000%, 06/01/10                                          495           523
California State Higher Educational Facilities
 Authority, University of Redlands, Series A
   5.550%, 06/01/09                                          225           239
California State Higher Educational Facilities
 Authority, University of Redlands, Series A,
 Callable 06/01/10 @ 101
   5.700%, 06/01/11                                          250           268
   5.750%, 06/01/12                                          260           278
California State University Fresno Association,
 Auxilliary Organization Event Center, Callable
 07/01/12 @ 101
   6.000%, 07/01/22                                          500           499
                                                                        ------
                                                                         4,693
                                                                        ------
HEALTHCARE - 6.9%
California Health Facilities Financing Authority,
 Casa Colina, Callable 04/01/12 @ 100
   5.500%, 04/01/13                                          300           301
California State Communities Development
 Authority, Hospital of Monterey Peninsula,
 Callable 08/15/08 @ 101 (MBIA)
   5.250%, 08/15/09                                          500           534
California State Health Facilities Authority, Casa
 de las Campanas, Series A, Callable 08/01/08
 @ 100 (CMI)
   5.375%, 08/01/09                                          250           259
California Statewide Communities Development
 Authority, Los Angeles Orthopedic Hospital
 Foundation, Callable 06/01/07 @ 101 (AMBAC)
   5.000%, 06/01/12                                          150           154
John C. Fremont Hospital District, Health
 Facility (CMI)
   6.000%, 06/01/04                                          190           201

CALIFORNIA INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
Marysville Hospital, Fremont Rideout Health
 Project, Series A, Callable 07/01/08
 @ 103 (AMBAC)
   5.000%, 01/01/10                                        $ 500        $  524
Puerto Rico Industrial, Tourist, Educational,
 Medical & Environmental Control Facilities,
 Hospital de la Concepcion, Series A
   5.500%, 11/15/09                                          650           685
Rancho Mirage Joint Powers Finance Authority,
 Eisenhower Medical Center, Series A, Callable
 07/01/07 @ 102 (MBIA)
   5.125%, 07/01/08                                          500           530
                                                                        ------
                                                                         3,188
                                                                        ------
HOUSING - 7.6%
ABAG Financial Authority, Archstone Redwood
 Housing Project, Series A
   5.300%, 10/01/08                                          790           802
California Rural Home Mortgage Finance
 Authority, Single Family Mortgage, Series D
 (AMT) (FNMA) (GNMA)
   5.250%, 06/01/10                                          260           270
California State Housing Finance Agency,
 Series E (MBIA)
   5.850%, 08/01/04                                          150           159
California State Housing Finance Agency,
 Series G, Callable 08/01/04 @ 102
   6.550%, 02/01/05                                          150           154
California Statewide Communities Development
 Authority, Series B, Mandatory Put 06/15/09
 @ 100
   5.200%, 06/15/29                                          500           511
California Statewide Communities Development
 Authority, Archstone Communities Trust,
 Mandatory Put 06/01/08 @ 100
   5.250%, 06/01/29                                          500           506
   5.300%, 06/01/29                                          500           508
Redondo Beach Redevelopment Agency,
 Residential Mortgages, Series A (FNMA)
   5.150%, 06/01/03                                           25            25
Sacramento County Multifamily Housing,
 Fairways Apartments, Callable 04/01/02
 @ 100 (FNMA)
   5.875%, 02/01/08                                           80            80
Sacramento County Multifamily Housing,
 Parcwood Apartments, Series B, Mandatory
 Put 09/01/02 @ 100 (HSBC)
   4.800%, 03/01/06                                          500           505
                                                                        ------
                                                                         3,520
                                                                        ------
MISCELLANEOUS - 0.5%
Children's Trust Fund, Puerto Rico Tobacco
 Settlement Issue
   5.000%, 07/01/08                                          250           255
                                                                        ------
SANITATION DISTRICT - 1.2%
Los Angeles Municipal Improvement
 Corporation, Sanitation Equipment, Series A
  (FSA) (MLO)
   6.000%, 02/01/07                                          500           548
                                                                        ------
SCHOOL DISTRICT - 3.6%
Golden West Schools Financing Authority,
 Series A (MBIA)
   5.700%, 02/01/13                                          720           792
   5.750%, 02/01/14                                          520           573


The accompanying notes are an integral part of the financial statements.

(4     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
Golden West Schools Financing Authority, Series
 A, Zero Coupon Bond (MBIA)
   5.000%, 02/01/12 (A)                                     $535        $  329
                                                                        ------
                                                                         1,694
                                                                        ------
TAX REVENUE - 4.2%
Long Beach Community Facilities District #5,
 Towne Center Special Tax, Callable 10/01/06
 @ 102
   6.100%, 10/01/12                                          165           172
Los Angeles County Transportation Commission,
 Series B (FGIC)
   5.875%, 07/01/02                                          250           253
   6.000%, 07/01/04                                          250           268
Mt. Diablo Unified School District #1,
 Community Facilities Project, Callable
 08/01/02 @ 102 (AMBAC)
   5.800%, 08/01/03                                          100           103
Orange County Transportation Authority,
 Measure M Project, Callable 05/20/02 @ 102
   5.700%, 02/15/03                                          900           921
William S. Hart Joint School Financing Authority,
 Special Tax, Callable 09/01/05 @ 102 (FSA)
   6.100%, 09/01/06                                          200           220
                                                                        ------
                                                                         1,937
                                                                        ------
TRANSPORTATION - 4.8%
San Francisco Bay Area Transportation
 Financing Authority, Bridge Toll (ACA)
   5.500%, 08/01/05                                          690           721
San Francisco City & County Airport
 Commission, Second Series, Callable 05/01/04
 @ 101 (AMT) (FGIC)
   5.400%, 05/01/06                                          500           520
San Francisco City & County International
 Airports Commission, Second Series, Issue 25
 (AMT) (FSA)
   5.500%, 05/01/08                                          500           534
San Francisco City & County International
 Airports Commission, SFO Fuel, Series A
 (AMT) (FSA)
   5.250%, 01/01/07                                          450           474
                                                                        ------
                                                                         2,249
                                                                        ------
UTILITIES - 11.6%
California State Department of Water, Central
 Valley Project, Series O, Callable 12/01/05
 @ 101
   5.000%, 12/01/12                                          500           518
California State Department of Water, Central
 Valley Project, Series P, Pre-refunded 06/01/06
 @ 101
   5.300%, 12/01/07 (B)                                      750           813
Chino Basin Regional Financing Authority, Inland
 Empire Utility Agency Sewer Project, Callable
 11/01/09 @ 101 (MBIA)
   5.200%, 11/01/11                                          405           430
Contra Costa Water District, Series G (MBIA)
   5.400%, 10/01/03                                          500           523
Inland Empire Solid Waste Authority, Landfill
 Improvement Financing Project, Series B,
 Escrowed to Maturity (AMT) (FSA)
   5.750%, 02/01/04 (C)                                      500           525
Los Angeles Department of Water & Power,
 Pre-refunded 04/15/02 @ 102
   6.100%, 04/15/03 (B)                                      250           256

CALIFORNIA INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
Metropolitan Water District of Southern
 California, Series B, Callable 07/01/06
 @ 102 (MBIA)
   4.875%, 07/01/10                                         $325       $   336
   5.000%, 07/01/14                                          500           508
Northern California Transmission Authority,
 Cal-Ore Project, Series A (MBIA)
   6.000%, 05/01/02                                          100           100
Redding Joint Powers Finance Authority,
 Wastewater Project, Series A, Callable
 12/01/02 @ 102 (FGIC)
   5.600%, 12/01/03                                          100           104
Richmond Wastewater Systems, Callable
 08/01/09 @ 102 (FGIC)
   5.200%, 08/01/11                                          500           533
San Diego County Water Authority, Series A,
 Callable 05/01/08 @ 101
   5.000%, 05/01/13                                          505           516
South County Regional Wastewater
 Authority (FGIC)
   5.600%, 08/01/02                                          100           101
Turlock Irrigation District, Series A, Callable
 07/01/02 @ 102 (MBIA)
   6.000%, 01/01/04                                          100           103
                                                                       -------
                                                                         5,366
                                                                       -------
TOTAL REVENUE BONDS                                                     24,565
                                                                       -------
GENERAL OBLIGATIONS - 29.2%
Alisal Unified School District, Series C, Zero
 Coupon Bond (FGIC)
   5.050%, 08/01/08 (A)                                      860           652
California State (AMBAC)
   6.300%, 11/01/02                                          300           308
Foothill-De Anza Community College District,
 Callable 08/01/10 @ 101
   6.000%, 08/01/11                                          300           337
Fresno Unified School District, Series A (MBIA)
   6.050%, 08/01/11                                          500           566
Industry, Pre-refunded 07/01/02
 @ 100.25 (FGIC)
   5.800%, 07/01/04 (B)                                      100           101
Jefferson Union High School District, San Mateo
 County, Series A (MBIA)
   6.250%, 02/01/14                                          300           344
La Canada Unified School District (FGIC)
   5.100%, 08/01/03                                          400           415
Lancaster School District, Series A, Zero Coupon
 Bond (FGIC)
   5.350%, 08/01/21 (A)                                      415           138
Lemon Grove School District, Election of
 1998-B, Zero Coupon Bond (FSA)
   3.329%, 11/01/20 (A)                                      375           130
Los Angeles County Public Works Financing
 Authority, Regional Park & Open Space
 District, Series A, Callable 10/01/07 @ 101
   5.000%, 10/01/19                                          500           489
Los Angeles County Public Works Financing
 Authority, Regional Park & Open Space
 District, Series A, Escrowed to Maturity
   5.500%, 10/01/02 (C)                                      500           509
   5.625%, 10/01/03 (C)                                      500           523
Los Angeles, Series A, Pre-refunded 09/01/04
 @ 102 (MBIA)
   5.800%, 09/01/07 (B)                                      250           273
Montebello Unified School District, Zero Coupon
 Bond (MBIA)
   10.398%, 08/01/21 (A)                                     700           233


                              FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002     5)

SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
Newhall School District, Series A, Callable
 05/01/10 @ 101 (FSA)
   5.500%, 05/01/11                                       $  540       $   587
Oxnard School District (MBIA)
   5.000%, 08/01/05                                          600           634
Paramount Unified School District, Series B,
 Zero Coupon Bond
   5.450%, 09/01/23 (A)                                    1,500           439
Pomona School District, Series A (MBIA)
   5.450%, 02/01/06                                          250           267
   5.500%, 08/01/06                                          250           270
Pomona School District, Series A, Callable
 08/01/11 @ 103 (MBIA)
   6.150%, 08/01/15                                          500           565
Puerto Rico Commonwealth (MBIA)
   6.250%, 07/01/08                                          500           561
Puerto Rico Commonwealth, Series B (FSA)
   6.500%, 07/01/15                                        1,000         1,180
Rio Linda Unified School District, Callable
 08/01/08 @ 100 (FSA)
   5.000%, 08/01/09                                          500           524
Roseville Joint Union High School District,
 Callable 08/01/11 @ 101
   4.750%, 08/01/14                                          100           101
   5.000%, 08/01/17                                          325           324
   5.200%, 08/01/20                                          600           599
Rowland Unified School District, Series A,
 Callable 09/01/10 @ 101 (FSA)
   5.250%, 09/01/25                                          250           248
San Francisco City & County, Fire Department
 Facility Project, Series C (FGIC)
   7.000%, 06/15/03                                          300           317
San Juan California Unified School District, Zero
 Coupon Bond (FSA)
   5.420%, 08/01/16 (A)                                      390           181
South Pasadena Unified School District, Series
 B, Zero Coupon Bond (FGIC)
   4.900%, 11/01/12 (A)                                      500           299
Walnut Valley Unified School District,
 Series A (MBIA)
   6.800%, 02/01/07                                          250           282
   6.850%, 08/01/07                                          250           286
Walnut Valley Unified School District, Series A,
 Callable 08/01/10 @ 102 (FSA)
   5.000%, 08/01/12                                          255           266
West Covina Redevelopment Agency, Fashion
 Plaza Project
   5.125%, 09/01/05                                          300           315
Wiseburn School District, Zero Coupon Bond
   5.050%, 08/01/16 (A)                                      605           280
                                                                       -------
TOTAL GENERAL OBLIGATIONS                                               13,543
                                                                       -------
CERTIFICATES OF PARTICIPATION - 13.2%
ABAG Financial Authority, O'Connor Woods (ACA)
   5.250%, 11/01/05                                          500           522
ABAG Financial Authority, Odd Fellows Home of
 California (CHFLI)
   4.950%, 08/15/07                                          500           512
Bakersfield Convention Center Expansion
 Project, Callable 04/01/07 @ 101 (MBIA) (MLO)
   5.500%, 04/01/10                                          250           266
California Statewide Community Development
 Authority, Health Facilities, Series A, Escrowed
 to Maturity
   5.200%, 08/01/04 (C)                                      200           208

CALIFORNIA INTERMEDIATE TAX FREE FUND (CONCLUDED)

DESCRIPTION                                     PAR (000)/SHARES   VALUE (000)
------------------------------------------------------------------------------
Escondido Civic Center Project, Escrowed to
 Maturity, Callable 09/01/02 @ 102 (AMBAC) (MLO)
   5.800%, 09/01/04 (C)                                   $  100       $   107
Grossmont Unified High School District, Callable
 09/01/08 @ 102 (FSA) (MLO)
   5.400%, 09/01/13                                          300           318
Imperial, Wastewater Treatment Facility, Callable
 10/15/11 @ 102 (FGIC)
   5.000%, 10/15/20                                        1,000           976
Kern County Board of Education, Series A,
 Callable 05/01/08 @ 102 (MBIA) (MLO)
   5.200%, 05/01/12                                          905           949
Los Angeles Community College, Energy Retrofit
 Project (AMBAC)
   5.000%, 08/15/09                                          300           316
Los Angeles County Schools, Regionalized
 Business Services Financing Project, Series A
   5.000%, 09/01/08                                          200           208
Los Angeles, Sonnenblick Del Rio, West Los
 Angeles (AMBAC)
   5.375%, 11/01/10                                          500           536
Paradise Unified School District, Measure M Project,
 Series A, Callable 09/01/05 @ 102 (AMBAC) (MLO)
   5.250%, 09/01/07                                          300           319
Riverside County Public Financing Authority, Air
 Force Village West
   5.125%, 05/15/05                                          525           528
Tulare County Financing Project, Series A
 (MBIA) (MLO)
   5.600%, 11/15/02                                          100           102
West Covina Civic Center Project, Callable
 09/01/05 @ 102 (FSA) (MLO)
   5.250%, 09/01/07                                          250           266
                                                                       -------
TOTAL CERTIFICATES OF PARTICIPATION                                      6,133
                                                                       -------
TOTAL MUNICIPAL BONDS                                                   44,241
                                                                       -------
MONEY MARKET FUND - 3.2%
Federated California Municipal Cash Trust              1,485,930         1,486
                                                                       -------
TOTAL MONEY MARKET FUND                                                  1,486
                                                                       -------
TOTAL INVESTMENTS - 98.5%
   (Cost $44,076)                                                       45,727
                                                                       -------
OTHER ASSETS AND LIABILITIES, NET - 1.5%                                   689
                                                                       -------
TOTAL NET ASSETS - 100.0%                                              $46,416
                                                                       -------

(A) The rate shown is the effective yield at the time of purchase.
(B) Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.
(C) Escrowed to Maturity issues are typically backed by U.S. Government obligations. These bonds may still be subject to call at the call date and price indicated.

ABAG - Association of Bay Area Governments
ACA - American Capital Access
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of March 31, 2002, the aggregate market value of securities subject to the AMT was $2,322,466, which represents 5.0% of net assets.
CHFLI - California Health Facility Construction Loan Insurance
CMI - California Mortgage Insurance Program
FGIC - Financial Guaranty Insurance Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
HSBC - Hong Kong Shanghai Banking Corporation
MBIA - Municipal Bond Insurance Association
MLO - Municipal Lease Obligation


The accompanying notes are an integral part of the financial statements.

(6     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

CALIFORNIA TAX FREE FUND

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
MUNICIPAL BONDS - 98.8%
REVENUE BONDS - 61.8%
AUTHORITY - 0.6%
South Bayside Waste Management Authority,
 Callable 03/01/09 @ 102 (AMBAC)
   5.750%, 03/01/20                                         $150        $  158
                                                                        ------
BUILDING - 4.2%
Sacramento City Financing Authority,
 Callable 06/01/10 @ 101 (MLO)
   5.400%, 06/01/18                                          455           464
   5.500%, 06/01/23                                          645           656
                                                                        ------
                                                                         1,120
                                                                        ------
EDUCATION - 16.4%
ABAG Financial Authority, Schools of the Sacred
 Heart, Series A
   5.900%, 06/01/10                                          200           211
Aztec Shops Ltd., California State Auxiliary
 Organization
   5.200%, 09/01/08                                          455           465
California State Higher Educational Facilities
 Authority, Fresno Pacific University, Series A,
   5.550%, 03/01/06                                          250           264
California State Higher Educational Facilities
 Authority, Fresno Pacific University, Series A,
 Callable 03/01/10 @ 101
   6.750%, 03/01/19                                          380           407
California State Higher Educational Facilities
 Authority, University of La Verne & Western
 University of Health Sciences, Series B,
 Callable 06/01/10 @ 101
   6.625%, 06/01/20                                          215           229
California State Higher Educational Facilities
 Authority, University of Redlands, Series A,
 Callable 06/01/10 @ 101
   5.950%, 06/01/15                                          310           333
   6.150%, 06/01/20                                          500           534
California State University Foundation, Monterey
 Bay (MBIA)
   5.300%, 06/01/22                                          500           502
California State University Fresno Association,
 Auxiliary Organization Event Center,
 Callable 07/01/12 @ 101
   6.000%, 07/01/22                                          500           499
University of California, Series K,
 Callable 09/01/08 @ 101
   5.000%, 09/01/20                                        1,000           967
                                                                        ------
                                                                         4,411
                                                                        ------
HEALTHCARE - 8.8%
California Health Facilities Financing Authority,
 Casa Colina, Callable 04/01/12 @ 100
   5.500%, 04/01/13                                          300           301
California Health Facilities Financing Authority,
 Scripps Health, Series A (MBIA)
   1.450%, 10/01/22 (A)                                      800           800
California Statewide Communities Development
 Authority, Los Angeles Orthopedic Hospital
 Foundation, Callable 06/01/07 @ 101 (AMBAC)
   5.000%, 06/01/12                                          350           358
California Statewide Communities Development
 Authority, Mission Community Hospital (CHFLI)
   3.400%, 11/01/05                                          500           492

CALIFORNIA TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
Puerto Rico Industrial Tourist, Educational,
 Medical & Environmental Control Facilities,
 Hospital de La Concepcion, Series A
   5.500%, 11/15/08                                        $ 400        $  422
                                                                        ------
                                                                         2,373
                                                                        ------
HOUSING - 7.2%
California State Department of Veterans Affairs,
 Series C, Callable 01/09/11 @ 101 (AMT)
   5.500%, 12/01/19                                          700           693
California State Housing Finance Agency, Single
 Family Mortgage, Series B (AMT) (FNMA) (GNMA)
   5.650%, 06/01/10                                          225           236
California Statewide Communities Development
 Authority, Archstone Seascape, Mandatory Put
 06/01/08 @ 100
   5.250%, 06/01/29                                        1,000         1,013
                                                                        ------
                                                                         1,942
                                                                        ------
PARK DISTRICT - 0.8%
Los Angeles, California,
 Callable 03/01/10 @ 101
   5.625%, 03/01/19                                          200           209
                                                                        ------
SCHOOL DISTRICT - 3.7%
Golden West Schools Financing Authority,
 Series A (MBIA)
   5.750%, 02/01/14                                          250           276
   5.800%, 08/01/22                                          320           347
   5.800%, 08/01/23                                          345           374
                                                                        ------
                                                                           997
                                                                        ------
TAX REVENUE - 6.0%
Grass Valley Community Redevelopment Agency,
 Tax Allocation,
 Callable 12/01/08 @ 102
   6.400%, 12/01/34                                          400           417
Long Beach Community Facilities District #5,
 Towne Center Special Tax,
 Callable 10/01/06 @ 102
   6.100%, 10/01/12                                          250           260
Los Angeles County Community Facilities
 District #3, Series A, Special Tax,
 Callable 09/01/10 @ 100 (AMBAC)
   5.250%, 09/01/18                                          715           725
San Francisco Bay Area Transportation Authority,
 Callable 07/01/09 @ 101 (FGIC)
   5.500%, 07/01/26                                          200           204
                                                                        ------
                                                                         1,606
                                                                        ------
TRANSPORTATION - 4.2%
Long Beach Harbor,
 Callable 05/15/05 @ 102 (AMT) (MBIA)
   5.375%, 05/15/20                                          250           250
Los Angeles County Metropolitan Transportation
 Authority, Series B,
 Callable 07/01/03 @ 102 (AMBAC)
   5.250%, 07/01/23                                          200           199
Los Angeles Harbor, Series B,
 Callable 11/01/06 @ 101 (AMT)
   5.250%, 11/01/08                                          300           315
Puerto Rico Commonwealth Highway &
 Transportation Authority, Series X (MBIA)
   5.500%, 07/01/15                                          100           108
San Francisco Airport Commission, SFO Fuel
 Company, Callable 01/01/08 @ 102 (AMT) (FSA)
   5.625%, 01/01/12                                          250           265
                                                                        ------
                                                                         1,137
                                                                        ------


                              FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002     7)

SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
UTILITIES - 9.9%
California Statewide Communities Development
 Authority, Waste Management Inc. Project,
 Mandatory Put 04/01/04 @ 100 (AMT)
   4.950%, 04/01/11                                       $1,000       $ 1,020
Compton Sewer Authority,
 Callable 09/01/08 @ 102 (MBIA)
   5.375%, 09/01/23                                        1,150         1,160
Los Angeles Water & Power Development
 Authority, Callable 02/15/05 @ 101
   6.100%, 02/15/17                                           35            37
Los Angeles Water & Power Development
 Authority, Pre-refunded 02/15/05 @ 101
   6.100%, 02/15/17 (B)                                      115           126
South Placer Waste Water Authority, Series A,
 Callable 11/01/10 @ 101 (FGIC)
   5.500%, 11/01/15                                          300           318
                                                                       -------
                                                                         2,661
                                                                       -------
TOTAL REVENUE BONDS                                                     16,614
                                                                       -------
GENERAL OBLIGATIONS - 23.5%
Acalanes Unified High School District, Zero
 Coupon Bond,
 Callable 08/01/10 @ 70.92 (FGIC)
   5.560%, 08/01/16 (C)                                      700           317
California State,
 Callable 10/01/10 @ 100
   5.250%, 10/01/19                                          800           796
Chaffey Unified High School District, Series B,
 Callable 08/01/10 @ 101 (FGIC)
   5.000%, 08/01/25                                        1,510         1,454
Glendora Unified School District, Series A,
 Callable 09/01/10 @ 101 (FSA)
   5.350%, 09/01/20                                          340           345
Hanford Joint Union High School District,
 Series B, Zero Coupon Bond (MBIA)
   5.850%, 08/01/15 (C)                                      260           129
Jefferson Union High School District, San Mateo
 County, Series A (MBIA)
   6.250%, 08/01/20                                          460           524
Los Angeles County Public Works Financing
 Authority, Regional Park & Open Space
 District, Series A, Callable 10/01/07 @ 101
   5.000%, 10/01/19                                          500           489
Pomona Unified School District, Series A (MBIA)
   5.950%, 02/01/17                                          855           951
Rowland Unified School District, Series A,
 Callable 09/01/10 @ 101 (FSA)
   5.250%, 09/01/25                                          250           248
Sacramento Unified School District, Series A,
 Callable 07/01/09 @ 102
   5.750%, 07/01/17                                          400           451
Wiseburn School District, Series A,
 Callable 08/01/10 @ 100 (FGIC)
   5.250%, 08/01/22                                          600           601
                                                                       -------
TOTAL GENERAL OBLIGATIONS                                                6,305
                                                                       -------

CALIFORNIA TAX FREE FUND (CONCLUDED)

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
CERTIFICATES OF PARTICIPATION - 13.5%
ABAG Finance Authority, Lincoln Glen Manor
 Senior Citizens,
 Callable 02/15/08 @ 101 (CMI)
   6.100%, 02/15/25                                       $  250       $   264
Bakersfield Convention Center Expansion
 Project, Callable 04/01/07 @ 101 (MBIA)
   5.875%, 04/01/22                                          250           262
Escondido, Series A,
 Callable 09/01/10 @ 101 (FGIC)
   5.625%, 09/01/20                                          300           312
Lathrop Series A,
 Callable 06/01/10 @ 101 (MBIA)
   5.875%, 06/01/30                                          350           371
Los Angeles, Sonnenblick del Rio Senior Lien,
 Callable 11/01/10 @ 101 (AMBAC)
   6.000%, 11/01/19                                          330           360
Orange County, Series A,
 Callable 07/01/06 @ 102 (MBIA)
   5.875%, 07/01/19                                          150           160
Oxnard Redevelopment Agency
   4.125%, 07/01/05                                        1,000         1,003
Pacifica Public Safety Building Project,
 Callable 11/01/09 @ 102 (MBIA)
   5.875%, 11/01/24                                          300           320
Ridgecrest Civic Center Project,
 Callable 03/01/09 @ 101
   6.250%, 03/01/21                                          250           261
West Kern County Water District,
 Callable 06/01/10 @ 101
   5.200%, 06/01/14                                          320           317
                                                                       -------
TOTAL CERTIFICATES OF PARTICIPATION                                      3,630
                                                                       -------
TOTAL MUNICIPAL BONDS                                                   26,549
                                                                       -------
TOTAL INVESTMENTS - 98.8%
   (Cost $25,698)                                                       26,549
                                                                       -------
OTHER ASSETS AND LIABILITIES, NET - 1.2%                                   326
                                                                       -------
TOTAL NET ASSETS - 100.0%                                              $26,875
                                                                       -------

(A) Variable Rate Security - The rate shown is the rate in effect as of March 31, 2002.
(B) Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.
(C) The rate shown is the effective yield at the time of purchase.

ABAG - Association of Bay Area Governments
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of March 31, 2002, the aggregate market value of securities subject to the AMT was $2,779,225, which represents 10.3% of net assets.
CHFLI - California Health Facilities Construction Loan Insurance Program
CMI - California Mortgage Insurance Program
FGIC - Financial Guaranty Insurance Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Insurance Association
MLO - Municipal Lease Obligation


The accompanying notes are an integral part of the financial statements.

(8     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

COLORADO INTERMEDIATE TAX FREE FUND

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
MUNICIPAL BONDS - 98.3%
REVENUE BONDS - 55.1%
BUILDING - 2.0%
Jefferson County, Metropolitan YMCA Project,
 Series A, Pre-refunded 08/01/05 @ 100
   7.500%, 08/01/08 (A)                                   $1,000        $1,118
                                                                        ------
EDUCATION - 6.9%
Aurora Community College Project (CLE) (MLO)
   5.750%, 10/15/04                                          500           527
Colorado State Board of Agriculture, Fort Lewis
 College Project (FGIC)
   6.000%, 10/01/02                                          250           255
Colorado State Educational & Cultural Facilities
 Authority, Bromley East Charter School Project
   6.250%, 09/15/11                                          600           613
Colorado State Educational & Cultural Facilities
 Authority, Classical Academy Charter School
 Project
   6.375%, 12/01/11                                        2,000         2,062
Colorado State Educational & Cultural Facilities
 Authority, Core Knowledge Charter School,
 Callable 11/01/09 @ 100
   6.850%, 11/01/16                                          440           468
                                                                        ------
                                                                         3,925
                                                                        ------
HEALTHCARE - 13.4%
Colorado State Health Facilities Authority,
 Parkview Medical Center
   5.500%, 09/01/07                                          250           258
   5.750%, 09/01/08                                          250           260
   5.500%, 09/01/09                                          500           505
Colorado State Health Facilities Authority,
 Boulder Hospital (MBIA)
   4.875%, 10/01/09                                          500           513
   5.000%, 10/01/10                                          500           516
Colorado State Health Facilities Authority,
 Evangelical Lutheran Health Facilities,
 Callable 12/01/10 @ 102
   6.900%, 12/01/25                                          350           368
Colorado State Health Facilities Authority, North
 Colorado Medical Center Project (FSA)
   5.000%, 05/15/09                                        1,000         1,033
Colorado State Health Facilities Authority,
 Poudre Valley Healthcare,
 Callable 12/01/09 @ 101 (FSA)
   5.750%, 12/01/10                                        1,000         1,085
Colorado State Health Facilities Authority,
 Steamboat Springs Health Project
   4.600%, 09/15/04                                          405           407
Colorado State Health Facilities Authority, Vail
 Medical Center,
 Callable 01/15/12 @ 100
   5.750%, 01/15/22                                          800           780
La Junta Hospital, Arkansas Valley Regional
 Medical Center Project
   5.200%, 04/01/06                                          300           304
   5.300%, 04/01/07                                          320           325
   5.400%, 04/01/08                                          335           339
   5.500%, 04/01/09                                          355           358
University Colorado Hospital Authority,
 Callable 11/15/11 @ 100
   5.000%, 11/15/14                                          500           475
                                                                        ------
                                                                         7,526
                                                                        ------

COLORADO INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
HOUSING - 0.8%
Colorado State Housing Finance Authority,
 Multifamily Housing, Series A (FHA)
   5.125%, 10/01/03                                       $  190        $  191
Colorado State Housing Finance Authority,
 Single Family Mortgages, Series B-1,
 Callable 06/01/05 @ 103 (AMT)
   5.875%, 06/01/11                                          230           235
                                                                        ------
                                                                           426
                                                                        ------
MISCELLANEOUS - 6.7%
Children's Trust Fund, Puerto Rico Tobacco
 Settlement Issue
   5.750%, 07/01/09                                        2,000         2,121
Colorado State Educational & Cultural Facilities
 Authority, Colorado Public Radio
   4.800%, 07/01/09                                          250           244
   4.900%, 07/01/10                                          265           257
Colorado State Educational & Cultural Facilities
 Authority, Nashville Public Radio
   5.500%, 04/01/12                                          430           432
Colorado State Educational & Cultural Facilities
 Authority, National Conference of State
 Legislatures, Callable 06/01/11 @ 100
   5.250%, 06/01/13                                          700           706
                                                                        ------
                                                                         3,760
                                                                        ------
POLLUTION CONTROL - 1.9%
Moffat County, Pollution Control, Tri-State
 Generation Project (AMBAC)
   5.500%, 11/01/05                                        1,000         1,064
                                                                        ------
RECREATIONAL FACILITY AUTHORITY - 2.0%
Denver, Colorado City & County, Helen G. Bonfils
 Foundation Project, Series B,
 Callable 12/01/07 @ 100
   5.125%, 12/01/17                                          900           900
Hyland Hills Metropolitan Park & Recreational
 District, Series A, Callable 12/15/07 @ 101
   6.100%, 12/15/09                                          210           221
                                                                        ------
                                                                         1,121
                                                                        ------
TAX REVENUE - 5.9%
Boulder County Sales & Use Tax (FGIC)
   5.750%, 12/15/05                                          870           935
Boulder County Sales & Use Tax, Escrowed to
 Maturity (FGIC)
   5.750%, 12/15/05 (D)                                      130           140
Douglas County Sales & Use Tax (FSA)
   6.000%, 10/15/09                                          300           332
Larimer County Sales & Use Tax (AMBAC)
   5.000%, 12/15/09                                          360           377
   5.000%, 12/15/10                                          460           480
Longmont Sales & Use Tax,
 Callable 11/15/10 @ 100
   5.500%, 11/15/15                                          500           522
Westminster Sales & Use Tax, Series A,
 Callable 12/01/07 @ 102 (FGIC)
   5.250%, 12/01/11                                          500           524
                                                                        ------
                                                                         3,310
                                                                        ------


                              FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002     9)

SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
TRANSPORTATION - 5.0%
Colorado Department of Transportation (AMBAC)
   6.000%, 06/15/10                                       $1,000       $ 1,111
The E-470 Public Highway Authority, Series B,
 Zero Coupon Bond (MBIA)
   5.520%, 09/01/17 (B)                                    1,575           674
   6.400%, 09/01/19 (B)                                      960           360
   5.650%, 09/01/20 (B)                                      500           176
   5.396%, 09/01/22 (B)                                    1,620           503
                                                                       -------
                                                                         2,824
                                                                       -------
UTILITIES - 10.5%
Arapahoe County Water & Waste Authority
   5.550%, 12/01/06                                          140           145
   5.650%, 12/01/07                                          150           156
   5.750%, 12/01/08                                          160           166
Arapahoe County Water & Waste Authority,
 Callable 12/01/09 @ 100
   6.000%, 12/01/11                                          185           192
Boulder Water & Sewer
   5.750%, 12/01/10                                        1,545         1,694
Broomfield Water Activity Enterprise,
 Callable 12/01/10 @ 101 (MBIA)
   5.500%, 12/01/17                                          500           522
Colorado State Water Resource & Power
 Development Authority,
 Callable 09/01/02 @ 101
   5.800%, 09/01/03                                           45            46
Colorado State Water Resource & Power
 Development Authority, Pre-refunded 09/01/02
 @ 101 (FSA)
   5.900%, 09/01/03 (A)                                      205           211
Colorado State Water Resource & Power
 Development Authority, Small Water
 Resources, Series A, Callable 11/01/10
 @ 100 (FGIC)
   5.700%, 11/01/15                                          100           106
Platte River Power Authority, Series DD,
 Callable 06/01/07 @ 102 (MBIA)
   5.375%, 06/01/17                                          875           891
Ute Water Conservancy District (MBIA)
   6.000%, 06/15/09                                          680           754
Westminster Water & Wastewater Utility
 Enterprise, Pre-refunded 12/01/04 @ 100
 (AMBAC)
   5.800%, 12/01/05 (A)                                    1,000         1,056
                                                                       -------
                                                                         5,939
                                                                       -------
TOTAL REVENUE BONDS                                                     31,013
                                                                       -------
GENERAL OBLIGATIONS - 32.4%
Arapahoe County School District #5, Cherry
 Creek, Callable 12/15/09 @ 100 (STAID)
   5.500%, 12/15/11                                        1,000         1,066
Boulder Valley School District #RE-2, Series A,
 Pre-refunded 12/01/04 @ 101 (STAID)
   5.950%, 12/01/07 (A)                                    1,000         1,082
Brighton, Callable 06/01/02 @ 101 (MBIA)
   6.350%, 12/01/05                                           95            97
Douglas & Elbert Counties, School District #1,
 Series A, Pre-refunded 12/15/04 @ 101
 (MBIA) (STAID)
   6.400%, 12/15/11 (A)                                    1,000         1,095

COLORADO INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
Eagle, Garfield & Routt Counties, School District
 #50-J, Pre-refunded 12/01/04 @ 102 (FGIC) (STAID)
   6.125%, 12/01/09 (A)                                   $1,290       $ 1,414
El Paso County School District #2,
 Harrison (STAID)
   7.050%, 12/01/04                                        1,000         1,099
El Paso County School District #3, Widefield,
 Zero Coupon Bond (MBIA)
   4.700%, 12/15/09 (B)                                      500           349
El Paso County School District #20,
 Series A (STAID)
   6.100%, 12/15/05                                          500           543
El Paso County School District #49, Falcon
 (FGIC) (STAID)
   5.000%, 12/01/11                                          500           519
Elbert County School District #C-1, Elizabeth
   5.150%, 12/01/08                                          500           524
Garfield, Pitkin & Eagle Counties School District
 #1, Callable 06/15/04 @ 101 (MBIA) (STAID)
   6.000%, 12/15/04                                        1,000         1,071
Jefferson County School District #R-001
 (MBIA) (STAID)
   6.250%, 12/15/09                                        1,000         1,127
Jefferson County School District #R-001,
 Callable 12/15/07 @ 101 (STAID)
   5.000%, 12/15/12                                          845           863
La Plata County School District #9-R, Durango,
 Callable 11/01/02 @ 101 (FGIC) (STAID)
   6.200%, 11/01/05                                          835           865
La Plata County School District #9-R, Durango,
 Pre-refunded 11/01/02 @ 101 (FGIC)
   6.200%, 11/01/05 (A)                                      165           171
Larimer County School District #R-1,
 Poudre (STAID)
   5.400%, 12/15/04                                          750           793
Larimer, Weld & Boulder Counties, School
 District #R-2, Thompson, Series A,
 Callable 12/15/04 @ 100 (STAID)
   5.900%, 12/15/06                                        1,000         1,064
Stonegate Village Metropolitan District, Series A,
 Pre-refunded 12/01/02 @ 100 (FGIC)
   6.300%, 12/01/04 (A)                                      500           514
Summit County School District #R-1,
 Pre-refunded 12/01/04 @ 100
   6.450%, 12/01/08 (A)                                    1,250         1,358
Thornton, Callable 12/01/02 @ 101 (FGIC)
   5.650%, 12/01/03                                        1,000         1,033
Valley Metropolitan District, Jefferson County
   4.800%, 12/15/02                                          100           102
   4.900%, 12/15/03                                          260           268
Westglenn Metropolitan District,
 Callable 12/01/09 @ 100
   6.000%, 12/01/14                                        1,220         1,245
                                                                       -------
TOTAL GENERAL OBLIGATIONS
                                                                        18,262
                                                                       -------
CERTIFICATES OF PARTICIPATION - 6.7%
Aurora, Callable 12/01/04 @ 101 (MLO)
   6.000%, 12/01/06                                        1,000         1,045
Colorado Springs Public Facility Authority, Old
 City Hall Project (FSA) (MLO)
   5.000%, 12/01/10                                          200           207
Englewood Civic Center Project, Callable
 12/01/08 @ 100 (MBIA) (MLO)
   4.900%, 06/01/13                                          585           589


The accompanying notes are an integral part of the financial statements.

(10     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

COLORADO INTERMEDIATE TAX FREE FUND (CONCLUDED)

DESCRIPTION                                     PAR (000)/SHARES   VALUE (000)
------------------------------------------------------------------------------
Garfield County Building (AMBAC) (MLO)
   5.750%, 12/01/09                                     $    400       $   436
Garfield County Building,
 Callable 12/01/09 @101 (AMBAC) (MLO)
   5.300%, 12/01/11                                          400           422
Westminster Recreational Facilities,
 Callable 09/01/09 @ 101 (MBIA) (MLO)
   5.200%, 09/01/10                                        1,000         1,049
                                                                       -------
TOTAL CERTIFICATES OF PARTICIPATION                                      3,748
                                                                       -------
CONVERTIBLE BONDS - 4.1%
Northwest Parkway Public Highway Authority,
 Convertible, Zero Coupon Bond
   5.000%, 06/15/14 (B)                                      750           468
   5.250%, 06/15/15 (B)                                    2,000         1,238
   5.350%, 06/15/16 (B)                                    1,000           615
                                                                       -------
TOTAL CONVERTIBLE BONDS                                                  2,321
                                                                       -------
TOTAL MUNICIPAL BONDS                                                   55,344
                                                                       -------
RELATED PARTY MONEY MARKET FUND - 0.9%
First American Tax Free Obligations Fund (C)             520,122           520
                                                                       -------
TOTAL RELATED PARTY MONEY MARKET FUND                                      520
                                                                       -------
TOTAL INVESTMENTS - 99.2%
   (Cost $53,396)                                                       55,864
                                                                       -------
OTHER ASSETS AND LIABILITIES, NET - 0.8%                                   450
                                                                       -------
TOTAL NET ASSETS - 100.0%                                              $56,314
                                                                       -------

(A) Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.
(B) The rate shown is the effective yield at the time of purchase.
(C) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See also the notes to the financial statements.
(D) Escrowed to Maturity issues are typically backed by U.S. Government obligations. These bonds may still be subject to call at the call date and price indicated.

AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of March 31, 2002, the aggregate market value of securities subject to the AMT was $235,119, which represents 0.4% of net assets.
CLE - Connie Lee
FGIC - Financial Guaranty Insurance Corporation
FHA - Federal Housing Authority
FSA - Financial Security Assurance
MBIA - Municipal Bond Insurance Association
MLO - Municipal Lease Obligation
STAID - State Aid Withholding

COLORADO TAX FREE FUND

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
MUNICIPAL BONDS - 100.3%
REVENUE BONDS - 64.5%
EDUCATION - 9.1%
Boulder County Development, University Corp.
 for Atmospheric,
 Callable 09/01/11 @ 100
   5.250%, 09/01/15                                       $  250        $  257
Colorado State Board of Agriculture, Auxiliary
 Facility Systems,
 Callable 03/01/07 @ 101 (AMBAC)
   5.125%, 03/01/17                                          200           200
Colorado State Educational & Cultural Facilities
 Authority, Ave Marie School Project,
 Callable 12/01/10 @ 100 (AG)
   6.000%, 12/01/16                                          200           214
Colorado State Educational & Cultural Facilities
 Authority, Bromley East Charter School Project
   6.250%, 09/15/11                                          400           409
Colorado State Educational & Cultural Facilities
 Authority, Classical Academy Charter School
 Project
   6.375%, 12/01/11                                          695           717
Colorado State Educational & Cultural Facilities
 Authority, Core Knowledge Charter School,
 Callable 11/01/09 @ 100
   6.850%, 11/01/16                                          100           106
Colorado State Educational & Cultural Facilities
 Authority, University of Denver Project,
 Callable 03/01/11 @ 100 (AMBAC)
   5.350%, 03/01/20                                          500           505
University of Northern Colorado, Auxiliary Facility
 System, Callable 06/01/07 @ 100 (MBIA)
   5.600%, 06/01/24                                          165           177
                                                                        ------
                                                                         2,585
                                                                        ------
HEALTHCARE - 18.3%
Boulder County Longmont United Hospital
 Project (AG)
   5.250%, 12/01/09                                          260           266
   5.300%, 12/01/10                                          330           338
Colorado State Health Facilities Authority,
 Evangelical Lutheran Health Facilities,
 Callable 12/01/10 @ 102
   6.900%, 12/01/25                                          300           316
Colorado State Health Facilities Authority,
 National Jewish Medical & Research Center
 Project, Callable 01/01/08 @ 101
   5.375%, 01/01/16                                        1,000           933
Colorado State Health Facilities Authority,
 Parkview Medical Center Project
   5.500%, 09/01/07                                          500           516
   5.600%, 09/01/11                                          300           301
Colorado State Health Facilities Authority,
 Portercare Adventist Project,
 Callable 11/15/11 @ 101
   6.500%, 11/15/23                                          600           620
Colorado State Health Facilities Authority, Vail
 Valley Medical Center,
 Callable 01/15/12 @ 100
   5.800%, 01/15/27                                          500           484
Colorado State Health Facilities Authority, Vail
 Valley Medical Center, Series A,
 Callable 01/15/05 @ 101 (ACA)
   6.500%, 01/15/13                                          250           260


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002     11)

SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
Denver Colorado Health & Hospital Authority,
 Callable 12/01/11 @ 100
   6.000%, 12/01/31                                         $750       $   741
La Junta, Arkansas Valley Regional Medical
 Center Project,
 Callable 04/01/09 @ 101
   6.100%, 04/01/24                                          100            96
University Colorado Hospital Authority
   5.600%, 11/15/21                                          100            97
   5.600%, 11/15/31                                          250           238
                                                                       -------
                                                                         5,206
                                                                       -------
HOUSING - 4.1%
Colorado State Housing Finance Authority,
 Multifamily Project, Series B-4, Class I,
 Callable 10/01/10 @ 100
   5.900%, 04/01/31                                          100           102
Colorado State Housing Finance Authority,
 Series E-2, Callable 08/01/10 @ 105 (AMT)
   7.000%, 02/01/30                                          300           324
Colorado State Housing Finance Authority,
 Single Family Housing Program, Series A-2,
 Callable 10/01/09 @ 105 (AMT)
   7.450%, 10/01/16                                           85            93
Colorado State Housing Finance Authority,
 Single Family Housing Program, Series B-2,
 Callable 04/01/10 @ 105 (AMT)
   7.100%, 04/01/17                                          195           211
El Paso County, Single Family Mortgage, Zero
 Coupon Bond, Escrowed to Maturity
   5.000%, 09/01/15 (A) (E)                                  385           192
El Paso County, Series D, Zero Coupon Bond,
 Escrowed to Maturity (AMT) (FSA) (GNMA)
   6.000%, 07/01/11 (A) (E)                                  400           252
                                                                       -------
                                                                         1,174
                                                                       -------
MISCELLANEOUS - 6.6%
Colorado State Educational & Cultural Facilities
 Authority, Nashville Public Radio,
 Callable 04/01/12 @ 100
   5.875%, 04/01/22                                          250           246
Colorado State Educational & Cultural Facilities
 Authority, National Cable Television Center
   5.550%, 10/01/06 (B)                                      915           915
Colorado State Educational & Cultural Facilities
 Authority, National Conference of State
 Legislatures, Callable 06/01/11 @ 100
   5.250%, 06/01/21                                          750           721
                                                                       -------
                                                                         1,882
                                                                       -------
RECREATIONAL FACILITY AUTHORITY - 2.1%
Colorado Springs YMCA of Pikes Peak
   5.250%, 11/01/20 (B)                                      295           295
Denver Colorado City & County Revenue, Helen
 G. Bonfils Foundation Project, Series B,
 Callable 12/01/07 @ 100
   5.125%, 12/01/17                                          100           100
Hyland Hills Metropolitan Park & Recreational
 District, Series A, Callable 12/15/07 @ 101
   6.100%, 12/15/09                                          200           210
                                                                       -------
                                                                           605
                                                                       -------

COLORADO TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
TAX REVENUE - 6.4%
Boulder County Sales & Use Tax, Series A,
 Callable 12/15/09 @ 101 (FGIC)
   5.800%, 12/15/16                                       $  495       $   530
   6.000%, 12/15/19                                          200           215
Douglas County Sales & Use Tax,
 Callable 10/15/10 @ 100 (FSA)
   5.625%, 10/15/20                                          200           206
Highlands Ranch Metropolitan District #2,
 Callable 06/15/06 @ 101 (FSA)
   5.000%, 06/15/16                                          200           200
Larimer County Sales & Use Tax,
 Callable 12/15/10 @ 100 (AMBAC)
   5.625%, 12/15/18                                          100           105
Metex Metropolitan District, Series A,
 Callable 12/01/07 @ 101 (MBIA)
   5.800%, 12/01/16                                          350           369
Mountain Village Metropolitan District, San
 Miquel County,
 Callable 12/01/07 @ 101 (MBIA)
   5.200%, 12/01/17                                          200           201
                                                                       -------
                                                                         1,826
                                                                       -------
TRANSPORTATION - 6.5%
Denver City & County Airport, Series E,
 Callable 11/15/07 @ 101 (MBIA)
   5.250%, 11/15/23                                          500           489
The E-470 Public State Authority, Series A,
 Callable 09/01/07 @ 101 (MBIA)
   5.000%, 09/01/16                                          750           745
Northwest Parkway Public Highway Authority,
 Zero Coupon Bond,
 Callable 06/15/16 @ 100 (AMBAC)
   5.700%, 06/15/21 (A)                                    1,000           607
                                                                       -------
                                                                         1,841
                                                                       -------
UTILITIES - 11.4%
Boulder Water & Sewer,
 Callable 12/01/10 @ 100
   5.700%, 12/01/19                                          300           314
Broomfield Water Activity Enterprise,
 Callable 12/01/10 @ 101 (MBIA)
   5.500%, 12/01/19                                          400           413
Colorado Water Power Development Authority
   5.250%, 09/01/11                                          300           317
Fort Collins Wastewater Utility Enterprise,
 Callable 12/01/10 @ 100 (FSA)
   5.500%, 12/01/20                                          300           307
Platte River Power Authority, Series DD,
 Callable 06/01/07 @ 102 (MBIA)
   5.375%, 06/01/17                                          500           509
Platte River Power Authority, Series EE,
 Callable 06/01/12 @ 100
   5.375%, 06/01/13                                        1,000         1,052
Pueblo County Board of Waterworks, Series A,
 Callable 11/01/10 @ 100 (FSA)
   5.875%, 11/01/18                                          305           326
                                                                       -------
                                                                         3,238
                                                                       -------
TOTAL REVENUE BONDS                                                     18,357
                                                                       -------


The accompanying notes are an integral part of the financial statements.

(12     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
GENERAL OBLIGATIONS - 19.3%
Adams & Arapahoe Counties Joint School
 District #28J, Aurora, Series C,
 Callable 12/01/06 @ 102 (STAID)
   5.350%, 12/01/15                                         $300       $   314
Adams County School District #12,
 Callable 12/15/07 @ 101 (FGIC)
   5.400%, 12/15/16                                          250           257
Arapahoe County School District #5, Cherry
 Creek, Callable 12/15/09 @ 100 (STAID)
   5.500%, 12/15/19                                          550           564
Arapahoe County Water & Wastewater
   5.000%, 12/01/26 (D)                                      750           714
Boulder Open Space Acquisition,
 Callable 08/15/10 @ 100
   5.450%, 08/15/16                                          350           364
Clear Creek School District #1,
 Callable 12/01/10 @ 100 (STAID)
   5.750%, 12/01/17                                          200           212
Douglas County School District #RE1,
 Callable 12/15/12 @ 100 (FSA)
   5.125%, 12/15/25                                          750           728
El Paso County School District #38,
 Callable 12/01/10 @ 100 (STAID)
   6.375%, 12/01/18                                          200           229
   6.000%, 12/01/24                                          250           279
El Paso County School District #49,
 Falcon (FGIC)
   5.000%, 12/01/11                                          500           519
El Paso County School District #49, Falcon,
 Series A, Callable 12/01/09 @ 105
 (FSA) (STAID)
   6.000%, 12/01/18                                          200           222
Morgan County School District #RE-3,
 Callable 12/01/09 @ 100 (AMBAC)
   4.800%, 12/01/18                                          250           239
Pitkin County School District #1, Aspen (FGIC)
   4.000%, 12/01/05                                          230           233
Pueblo County School District,
 Callable 12/01/09 @ 100
   6.000%, 12/01/18                                          100           111
Puerto Rico Commonwealth, Public
 Improvements,
 Callable 07/01/05 @ 101
   6.000%, 07/01/29                                          200           219
Weld County School District #RE2 (FSA)
   3.000%, 12/01/02                                          275           277
                                                                       -------
TOTAL GENERAL OBLIGATIONS                                                5,481
                                                                       -------
CERTIFICATES OF PARTICIPATION - 13.8%
Adams County Communication Center,
 Series A (MLO)
   3.000%, 12/01/02                                          350           350
Arapahoe County Building Finance Authority,
 Callable 02/15/10 @ 100 (AMBAC)
   5.250%, 02/15/19                                          400           401
   5.250%, 02/15/21                                          650           649
Broomfield Open Space Park & Recreation
 Facilities, Callable 12/01/10 @ 100 (AMBAC)
   5.500%, 12/01/20                                          800           818
Colorado Springs Old City Hall Project,
 Callable 12/01/10 @ 100 (FSA)
   5.500%, 12/01/17                                          200           207
   5.500%, 12/01/20                                          200           204

COLORADO TAX FREE FUND (CONCLUDED)

DESCRIPTION                                     PAR (000)/SHARES   VALUE (000)
------------------------------------------------------------------------------
Denver City & County, Series A,
 Callable 05/01/10 @ 100 (MBIA)
   5.500%, 05/01/17                                         $400       $   412
Eagle County,
 Callable 12/01/09 @ 101 (MBIA)
   5.400%, 12/01/18                                          300           305
Fremont County Lease,
 Callable 12/15/07 @ 101 (MBIA) (MLO)
   5.300%, 12/15/17                                          250           253
Garfield County,
 Callable 12/01/09 @ 101 (AMBAC)
   5.750%, 12/01/19                                          300           316
                                                                       -------
TOTAL CERTIFICATES OF PARTICIPATION                                      3,915
                                                                       -------
CONVERTIBLE BONDS - 2.7%
Northwest Parkway Public Highway Authority,
 Convertible, Zero Coupon Bond (AMBAC)
   5.000%, 06/15/14 (A)                                      750           469
   5.160%, 06/15/15 (A)                                      500           310
                                                                       -------
TOTAL CONVERTIBLE BONDS                                                    779
                                                                       -------
TOTAL MUNICIPAL BONDS                                                   28,532
                                                                       -------
RELATED PARTY MONEY MARKET FUND - 0.9%
First American Tax Free Obligations Fund (C)             253,291           253
                                                                       -------
TOTAL RELATED PARTY MONEY MARKET FUND                                      253
                                                                       -------
TOTAL INVESTMENTS - 101.2%
   (Cost $27,908)                                                       28,785
                                                                       -------
OTHER ASSETS AND LIABILITIES, NET - (1.2)%                                (326)
                                                                       -------
TOTAL NET ASSETS - 100.0%                                              $28,459
                                                                       -------

(A) The rate shown is the effective yield at the time of purchase.
(B) Variable Rate Security - The rate shown is the rate in effect as of March 31, 2002.
(C) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See also the notes to the financial statements.
(D) On March 31, 2002, the total cost of investments purchased on a when-issued basis was $722,725.
(E) Escrowed to Maturity issues are typically backed by U.S. Government obligations. These bonds may still be subject to call at the call date and price indicated.

ACA - American Capital Access
AG - Asset Guaranty
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of March 31, 2002, the aggregate market value of securities subject to the AMT was $880,391, which represents 3.1% of net assets.
FGIC - Financial Guaranty Insurance Corporation
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Insurance Association
MLO - Municipal Lease Obligation
STAID - State Aid Withholding


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002     13)

SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

INTERMEDIATE TAX FREE FUND

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
MUNICIPAL BONDS - 98.6%
ALABAMA - 1.0%
Alabama State Docks Department,
 Callable 10/01/08 @ 102 (MBIA) (RB)
   5.250%, 10/01/10                                       $3,000       $ 3,162
Anniston, Regional Medical Center Board,
 Northeast Alabama Regional Medical Center
 Project, Escrowed to Maturity (RB)
   8.000%, 07/01/11 (F)                                    1,400         1,682
                                                                       -------
                                                                         4,844
                                                                       -------
ALASKA - 1.8%
Alaska State Housing Finance Corporation,
 Callable 12/01/02 @ 102 (RB)
   6.375%, 12/01/12                                        1,465         1,535
Alaska State Housing Finance Corporation,
 Series A (RB)
   5.900%, 12/01/04                                          700           743
Alaska State Housing Finance Corporation,
 Series A (MBIA) (RB)
   4.950%, 12/01/02                                          560           570
   5.350%, 06/01/06                                          555           577
Alaska State Housing Finance Corporation,
 Series A, Callable 06/01/04 @ 102 (RB)
   5.400%, 12/01/23                                        3,000         2,981
Alaska State Housing Finance Corporation,
 Series A, Callable 12/01/05 @ 102 (MBIA) (RB)
   5.400%, 12/01/08                                        1,000         1,023
Alaska State Industrial Development & Export
 Authority, Callable 04/01/03 @ 102 (RB)
   5.950%, 04/01/06                                          650           671
Anchorage, Electric Utility (MBIA) (RB)
   5.500%, 12/01/02                                          700           716
                                                                       -------
                                                                         8,816
                                                                       -------
ARIZONA - 4.3%
Arizona Health Facilities Hospital Revenue,
 Pre-refunded 11/01/03 @ 102 (RB)
   7.250%, 11/01/14 (A)                                    1,725         1,870
Arizona State Municipal Financing Program,
 Escrowed to Maturity (COP) (MLO)
   8.750%, 08/01/07 (F)                                    1,500         1,831
Arizona State Transportation Board Highway
 Revenue (RB)
   8.000%, 07/01/05                                        5,000         5,670
Maricopa County Elementary Schools, Partially
 Pre-refunded 07/01/03 @ 102 (GO)
   5.625%, 07/01/13 (A)                                    2,500         2,629
Maricopa County School District #69, Paradise
 Valley (GO) (MBIA)
   5.300%, 07/01/11                                        1,000         1,060
Phoenix Street & Highway User (RB)
   6.500%, 07/01/09                                        1,000         1,031
   6.250%, 07/01/11                                        4,700         4,844
Phoenix, Series A (GO)
   5.550%, 07/01/09                                        1,000         1,082
Pima County (GO)
   6.000%, 07/01/02                                          800           808
                                                                       -------
                                                                        20,825
                                                                       -------
CALIFORNIA - 2.5%
Azusa Redevelopment Agency, Single Family
 Mortgages, Series A, Escrowed to Maturity
  (FNMA) (RB)
   6.400%, 10/01/02 (F)                                    1,000         1,023

INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
Bakersfield Convention Center Expansion Project,
 Callable 04/01/07 @ 101 (COP) (MBIA) (MLO)
   5.400%, 04/01/09                                       $1,000       $ 1,065
California State,
 Callable 11/01/11 @ 100 (GO)
   5.000%, 11/01/18                                        5,000         4,836
Mountain View Los Altos School District,
 Callable 05/01/07 @ 102 (GO)
   6.500%, 05/01/17                                        2,000         2,287
Orange County Transportation Authority,
 Measure M Project,
 Callable 05/20/02 @ 102 (RB)
   5.700%, 02/15/03                                          200           205
Roseville California JT High School,
 Callable 08/01/11 @ 101 (GO)
   4.900%, 08/01/16                                          415           414
   5.100%, 08/01/19                                          390           386
San Jose Airport,
 Callable 03/01/03 @ 102 (MBIA) (RB)
   6.100%, 03/01/06                                        1,000         1,053
San Marcos California, Escrowed to Maturity,
 Zero Coupon Bond (COP)
   4.890%, 02/15/06 (B) (F)                                1,085           941
                                                                       -------
                                                                        12,210
                                                                       -------
COLORADO - 5.5%
Boulder, Larimer & Weld Counties School
 District #R-1, Vrain Valley,
 Callable 12/15/02 @ 101 (GO) (MBIA)
   5.600%, 12/15/05                                        1,000         1,033
Colorado Department of Transportation
 (AMBAC) (RB)
   6.000%, 06/15/08                                        3,000         3,298
Colorado Educational & Culture Facilities,
 Bromley East Charter School Project,
 Callable 09/15/11 @ 100 (RB)
   6.750%, 09/15/15                                        1,200         1,222
Colorado Educational & Culture Facilities,
 Classical Academy Charter School Project,
 Callable 12/01/11 @ 100 (RB)
   6.750%, 12/01/16                                        1,500         1,518
   7.250%, 12/01/21                                        1,500         1,542
Colorado Educational & Cultural Facilities,
 Pinnacle Charter School Project (RB)
   5.250%, 12/01/11                                        1,770         1,705
Colorado Health Facilities Authority, Retirement
 Facilities, Escrowed to Maturity, Zero Coupon
 Bond (RB)
   5.500%, 07/15/20 (B) (F)                               10,000         2,979
Colorado State Housing Finance Authority,
 Series A-2, Callable 05/01/06 @ 105 (RB)
   7.150%, 11/01/14                                          735           786
El Paso County School District #2, Harrison,
 Callable 12/01/11 @ 100 (FGIC) (GO) (STAID)
   5.500%, 12/01/16                                        1,280         1,334
Fruita Colorado, Escrowed to Maturity (GO)
   9.250%, 04/01/03 (F)                                      480           497
Greenwood South Metropolitan District,
 Arapahoe County, Callable 12/01/02 @ 100
 (FSA) (GO) (MBIA)
   7.250%, 12/01/06                                        1,500         1,552
   7.300%, 12/01/06                                        2,000         2,069


The accompanying notes are an integral part of the financial statements.

(14     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
Jefferson County,
 Callable 12/01/02 @ 102 (COP) (MBIA) (MLO)
   6.650%, 12/01/08                                       $  500       $   525
Jefferson County School District #R-1 (GO) (MBIA)
   6.500%, 12/15/11                                        2,000         2,313
Jefferson County School District #R-1,
 Callable 12/15/08 @ 101 (FGIC) (GO) (STAID)
   5.250%, 12/15/11                                        1,000         1,049
Loveland Colorado, Escrowed to Maturity (GO)
   8.875%, 11/01/05 (F)                                    1,365         1,524
University of Colorado, Partially Pre-refunded
 05/20/02 @ 100 (RB)
   7.625%, 06/01/06 (A)                                       25            25
Weld County School District #4, Series 2002
 (GO) (MBIA) (STAID)
   5.000%, 12/01/08                                          720           754
Westminster Water & Wastewater Utilities
 Improvement, Callable 12/01/04 @ 100
 (AMBAC) (RB)
   6.000%, 12/01/09                                        1,000         1,072
                                                                       -------
                                                                        26,797
                                                                       -------
DELAWARE - 1.8%
Delaware State,
 Callable 05/20/02 @ 101 (GO)
   6.350%, 04/01/03                                        1,000         1,014
Delaware State Economic Development
 Authority, Pre-refunded 07/01/05 @ 102 (RB)
   7.625%, 07/01/25 (A)                                    2,800         3,179
Delaware State Health Facilities Authority,
 Partially Pre-refunded 04/01/04 and 10/01/04
 @ 100 (RB)
   7.000%, 10/01/15 (A)                                    1,265         1,367
Delaware Transportation Authority,
 Callable 05/20/02 @ 100 (RB)
   7.500%, 07/01/02                                        1,000         1,005
New Castle County,
 Callable 10/01/03 @ 102 (GO)
   5.300%, 10/01/05                                        2,000         2,091
                                                                       -------
                                                                         8,656
                                                                       -------
FLORIDA - 0.6%
Greater Orlando Aviation Authority, Airport
 Facilities (AMT) (FGIC) (RB)
   5.250%, 10/01/09                                        1,815         1,879
Lee County Industrial Development Authority,
 Shell Point Village Health Project, Series A (RB)
   5.500%, 11/15/08                                        1,000         1,006
                                                                       -------
                                                                         2,885
                                                                       -------
GEORGIA - 0.2%
Fulco, Hospital Authority Revenue, Georgia
 Baptist Health Center, Pre-refunded 09/01/02
 @ 102 (RB)
   6.250%, 09/01/13 (A)                                    1,090         1,131
                                                                       -------
HAWAII - 2.1%
Hawaii State Airport System, Series B (AMT)
 (FGIC) (RB)
   6.250%, 07/01/06                                        2,000         2,151
Hawaii State Harbor System, Series A (AMT)
 (FSA) (RB)
   5.250%, 07/01/08                                        2,270         2,356

INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
Hawaii State Highway Revenue, Escrowed to
 Maturity (RB)
   4.800%, 07/01/03 (F)                                  $   600       $   618
Hawaii State, Series CY (FSA) (GO)
   5.250%, 02/01/10                                        5,000         5,252
                                                                       -------
                                                                        10,377
                                                                       -------
IDAHO - 0.2%
Ada & Canyon Counties, Joint School District
 #2, Pre-refunded 07/30/05 @ 101
   5.500%, 07/30/11 (A)                                    1,000         1,071
                                                                       -------
ILLINOIS - 16.7%
Bolingbrook, Capital Appreciation, Zero Coupon
 Bond
   4.850%, 01/01/05 (B)                                    1,080           977
Chicago, City Colleges, Zero Coupon Bond
 (FGIC) (GO)
   5.900%, 01/01/15 (B)                                   10,000         5,061
Chicago, Equipment (AMBAC) (GO)
   5.600%, 01/01/06                                        5,000         5,300
Chicago, Midway Airport Project, Series C
 (MBIA) (RB)
   5.500%, 01/01/14                                        1,300         1,355
Chicago, Park District, Parking Facilities
 Authority (ACA) (RB)
   5.250%, 01/01/03                                        1,075         1,095
   5.500%, 01/01/08                                        3,585         3,688
Chicago, Project & Refunding (FSA) (GO)
   5.500%, 01/01/13                                        1,000         1,063
Chicago, Project & Refunding,
 Series A (FGIC) (GO)
   5.250%, 01/01/11                                        5,000         5,243
Chicago, Series A, Zero Coupon Bond
  (GO) (MBIA)
   3.489%, 01/01/16 (B)                                    2,000         1,222
Chicago, Single Family Mortgages, Series A,
 Callable 03/01/06 @ 103 (AMT) (FHLMC)
 (FNMA) (GNMA) (RB)
   5.250%, 03/01/13                                          155           157
Chicago Water, Zero Coupon Bond (FGIC) (RB)
   6.776%, 11/01/08 (B)                                    5,150         3,823
   5.260%, 11/01/09 (B)                                    6,450         4,523
Cook County (GO) (MBIA)
   7.250%, 11/01/07                                        2,000         2,288
Cook County Community Unit School District
 #65, Evanston, Series A (FSA) (GO)
   6.375%, 05/01/09                                        3,000         3,361
Cook County Community Unit School District
 #102, Zero Coupon Bond (FGIC)
   5.200%, 12/01/13 (B)                                    2,440         1,348
Cook County Community High School District
 #219, Zero Coupon Bond (FSA) (GO)
   4.900%, 12/01/07 (B)                                    1,560         1,217
Cook County Community Unit School District
 #401, Elkwood Park, Zero Coupon Bond
 (FSA) (GO)
   5.800%, 12/01/11 (B)                                    3,625         2,259
Cook County School District #99 (FGIC) (GO)
   8.500%, 12/01/04                                        1,000         1,131
Elgin (GO)
   7.250%, 01/01/04                                        2,990         3,202
Granite Single Family Mortgage Revenue (RB)
   7.750%, 10/01/11                                          875         1,012


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002     15)

SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
Illinois Development Finance Authority,
 Midwestern University, Series B,
 Callable 05/15/11 @ 101 (RB)
   5.750%, 05/15/16                                       $  350       $   342
Illinois Health Facilities Authority, Evangelical,
 Escrowed to Maturity (RB)
   6.750%, 04/15/12 (F)                                    1,320         1,521
Illinois Health Facilities Authority, Loyola
 University Health System, Series A,
 Callable 07/01/11 @ 100 (RB)
   6.000%, 07/01/21                                        2,000         1,968
Illinois State (AMBAC) (COP) (MLO)
   6.000%, 07/01/06                                        1,000         1,080
Illinois State (FGIC) (GO)
   5.250%, 02/01/12                                        1,000         1,046
Illinois State,
 Callable 06/01/09 @ 101 (FGIC) (GO)
   5.375%, 06/01/10                                        2,000         2,121
Illinois State Development Finance Authority,
 Elgin School District, Zero Coupon Bond (RB)
   5.210%, 01/01/18 (B)                                    3,000         1,257
Illinois State Development Finance Authority,
 Elmhurst Community School #205,
 Callable 01/01/11 @ 100 (FSA) (RB)
   6.375%, 01/01/13                                        1,025         1,151
Illinois State Development Finance Authority,
 Solid Waste Disposal, Waste Management
 Project (AMT) (RB)
   5.850%, 02/01/07                                        1,000         1,014
Illinois State Education Finance Authority, The
 Art Institute of Chicago, Mandatory Put
 03/01/06 @ 100 (RB)
   4.700%, 03/01/30                                        4,500         4,582
Illinois State Health Facilities Authority (RB)
   6.500%, 02/15/06                                        1,130         1,206
Illinois State Sales Tax (RB)
   6.000%, 06/15/09                                        2,500         2,748
   5.100%, 06/15/10                                        2,000         2,084
Lake County, Illinois Community School District
 #50, Woodland, Series A,
 Callable 12/01/08 @ 100 (FGIC) (GO)
   5.000%, 12/01/09                                        1,000         1,032
Metropolitan Pier & Exposition Authority, Illinois
 State Sales Tax, Series A, Zero Coupon Bond
 (FGIC) (RB)
   5.000%, 06/15/09 (B)                                    1,500         1,069
Metropolitan Pier & Exposition Authority,
 McCormick Place Expansion Project, Series A,
 Callable 12/15/09 @ 101 (FGIC) (RB)
   5.550%, 12/15/11                                        1,000         1,065
Rockford School District #205 (FGIC) (GO)
   5.000%, 02/01/14                                          500           508
Springfield Electric Revenue (MBIA) (RB)
   6.000%, 03/01/04                                        1,000         1,053
   6.000%, 03/01/06                                        1,050         1,130
University of Illinois Revenue, Escrowed to
 Maturity (RB)
   6.100%, 10/01/03 (F)                                    1,005         1,057
Will County School District #365, Zero Coupon
 Bond (FSA) (GO)
   4.530%, 11/01/05 (B)                                    1,685         1,474

INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
Winnebago County School District #122,
 Harlem-Love Park, Zero Coupon Bond
  (FSA) (GO)
   5.200%, 01/01/17 (B)                                   $3,000       $ 1,333
                                                                       -------
                                                                        81,166
                                                                       -------
INDIANA - 2.6%
Evansville Vanderburgh, Public Leasing
 Corporation, Callable 01/15/12 @ 100 (MBIA)
   (RB)
   5.750%, 07/15/18                                        1,000         1,039
Franklin Township Independent School Building
 Corporation (RB)
   5.750%, 07/15/09                                        1,235         1,344
Indiana State Educational Facilities Authority,
 St. Joseph's College Project (RB)
   6.100%, 10/01/09                                        1,515         1,580
Indiana State Educational Facilities Authority,
 St. Joseph's College Project,
 Callable 10/01/09 @ 102 (RB)
   6.600%, 10/01/14                                        1,410         1,468
Indiana State Housing Authority, Series B-1,
 Callable 07/01/05 @ 102 (RB)
   6.150%, 07/01/17                                          960           973
Indiana Transportation Authority, Escrowed to
 Maturity, Callable 06/01/11 @ 100 (RB)
   5.750%, 06/01/12 (F)                                      180           198
Indiana Transportation Finance Authority,
 Highway Revenue, Series A (AMBAC) (RB)
   5.750%, 06/01/12                                        1,820         1,982
Indiana University, Series K, Zero Coupon Bond
 (MBIA) (RB)
   5.360%, 08/01/11 (B)                                    3,750         2,371
St. Joseph County Hospital,
 Callable 02/15/08 @ 101 (MBIA) (RB)
   4.750%, 08/15/12                                        1,000           987
Zionsville Community Schools Building, First
 Mortgage Bonds, Callable 01/15/12 @ 100
 (FGIC) (RB) (STAID)
   5.750%, 07/15/15                                          775           822
                                                                       -------
                                                                        12,764
                                                                       -------
IOWA - 2.1%
Des Moines Sewer Revenue, Series C,
 Callable 06/01/10 @ 100 (FSA) (RB)
   4.400%, 06/01/11                                          755           745
Iowa Higher Education Authority, Central
 College (RB)
   5.450%, 10/01/26                                        1,000           987
Muscatine Electric Revenue (AMBAC) (RB)
   5.500%, 01/01/09                                        1,300         1,385
Polk County,
 Callable 06/01/09 @ 100 (GO) (MBIA)
   5.000%, 06/01/16                                        3,800         3,743
Salix Pollution Control, Interstate Power
 Company, Mandatory Put 01/01/04
 @ 100 (RB)
   4.200%, 01/01/13                                        3,450         3,443
                                                                       -------
                                                                        10,303
                                                                       -------
KANSAS - 1.1%
Butler County Public Building Authority
 (MBIA) (RB)
   6.375%, 10/01/10                                        1,000         1,137


The accompanying notes are an integral part of the financial statements.

(16     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
Kansas State Department Transportation
 Highway (RB)
   5.500%, 09/01/10                                       $  500       $   538
Sedgwick & Shawnee Counties, Single Family
 Mortgages, Series A-2 (GNMA) (RB)
   6.700%, 06/01/29                                        2,260         2,439
Sedgwick County School District #267 (AMBAC) (GO)
   5.250%, 11/01/12                                        1,045         1,099
                                                                       -------
                                                                         5,213
                                                                       -------
KENTUCKY - 1.0%
Kentucky Economic Development Finance
 Authority, Norton Healthcare, Series A,
 Callable 10/01/10 @ 101 (RB)
   6.250%, 10/01/12                                        2,000         2,040
Kentucky State Turnpike Authority, Escrowed to
 Maturity (RB)
   7.200%, 07/01/09 (F)                                    1,400         1,568
Louisville Water Revenue, Escrowed to
 Maturity (RB)
   6.000%, 11/15/07 (F)                                    1,250         1,355
                                                                       -------
                                                                         4,963
                                                                       -------
LOUISIANA - 0.2%
Louisiana Local Government Environmental
 Facilities Community Development Authority,
 Callable 01/01/12 @ 101 (AMT) (RB)
   6.650%, 01/01/25                                          880           879
                                                                       -------
MAINE - 0.4%
Maine Municipal Bond Bank, Series B (FSA) (GO)
   5.750%, 11/01/10                                        2,000         2,181
                                                                       -------
MASSACHUSETTS - 3.2%
Massachusetts Bay Transportation Authority,
 General Transportation System Project,
 Series C (FGIC) (RB)
   5.750%, 03/01/10                                        2,100         2,288
Massachusetts Bay Transportation Authority,
 Series A (RB)
   6.250%, 03/01/12                                        1,875         2,116
Massachusetts State, Series A,
 Callable 01/01/11 @ 100 (GO)
   5.125%, 01/01/16                                        3,000         3,022
Massachusetts State Commonwealth, Special
 Obligation, Series A (RB)
   5.500%, 06/01/13                                        1,000         1,070
Massachusetts State Development Finance
 Agency, Briarwood, Series B,
 Callable 12/01/10 @ 100 (RB)
   7.875%, 12/01/15                                        2,500         2,588
Massachusetts State Health & Educational
 Facilities Authority, Partners Healthcare System,
 Series A, Callable 07/01/07 @ 101 (MBIA) (RB)
   5.100%, 07/01/10                                        3,000         3,086
Massachusetts State Housing Finance Agency,
 Series 41 (RB)
   5.350%, 12/01/02                                          450           459
Massachusetts State Port Authority (RB)
   5.750%, 07/01/12                                        1,000         1,058
                                                                       -------
                                                                        15,687
                                                                       -------
MICHIGAN - 4.9%
Chippewa Valley Schools,
 Callable 05/01/12 @ 100 (GO) (MQSBLF)
   5.500%, 05/01/14                                        1,775         1,870

INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
Detroit (AMT) (FSA) (GO)
   5.750%, 04/01/09                                       $1,255       $ 1,330
Detroit Water Supply, Partially Pre-refunded
 07/01/02 @ 102 (RB)
   6.250%, 07/01/12 (A)                                    1,000         1,060
Lakeshore Public Schools,
 Callable 05/01/11 @ 100 (GO)
   5.000%, 05/01/12                                        1,260         1,291
Lakeview Public Schools,
 Callable 05/01/11 @ 100 (GO)
   5.000%, 05/01/14                                        1,985         2,005
Michigan Municipal Bond Authority, Clean Water
 Revolving Fund (RB)
   5.500%, 10/01/09                                        2,500         2,692
Michigan State Hospital Finance Authority,
 Ascension Health Credit, Series B, Mandatory
 Put 11/15/05 @ 100 (RB)
   5.200%, 11/15/33                                        3,000         3,087
Michigan State Housing Development Authority,
 Green Hill Project,
 Callable 07/15/04 @ 102 (FNMA) (RB)
   5.125%, 07/15/08                                        1,980         1,981
Oakland University,
 Callable 05/15/05 @ 102 (MBIA) (RB)
   5.600%, 05/15/10                                        1,000         1,050
Rochester Community School District, Series 1,
 Callable 05/01/10 @ 100 (FGIC) (GO)
   5.375%, 05/01/11                                        2,000         2,109
Wayne Charter County Airport, Series A,
 Callable 12/01/08 @ 101 (AMT) (MBIA) (RB)
   5.250%, 12/01/09                                        5,000         5,156
                                                                       -------
                                                                        23,631
                                                                       -------
MINNESOTA - 3.7%
Metropolitan Council (GO)
   5.000%, 02/01/07                                        1,000         1,044
Minneapolis & St. Paul Housing &
 Redevelopment Authority, Health One
 Obligated Group, Series A, Pre-refunded
 08/15/02 @ 102 (MBIA) (RB)
   7.400%, 08/15/05 (A)                                      600           609
Minneapolis & St. Paul Metropolitan Airports
 Commission, Series B (AMT) (FGIC) (RB)
   5.750%, 01/01/10                                        1,000         1,056
Minneapolis & St. Paul Metropolitan Airports
 Commission, Series B,
 Callable 01/01/08 @ 101 (AMBAC) (AMT) (RB)
   5.375%, 01/01/10                                        3,000         3,097
Minneapolis Hospital & Rehabilitation, Escrowed
 to Maturity (RB)
   10.000%, 06/01/13 (F)                                   1,160         1,497
Robbinsdale, Minnesota Independent School
 District #281 (GO) (MSDCEP)
   5.000%, 02/01/09                                        1,250         1,304
Robbinsdale, Minnesota Independent School
 District #281,
 Callable 02/01/09 @ 100 (GO) (MSDCEP)
   5.250%, 02/01/12                                        1,435         1,492
South Washington County Independent School
 District #833, Series A,
 Callable 02/01/10 @ 100 (GO) (MSDCEP)
   5.300%, 02/01/11                                        1,000         1,054
St. Paul Housing & Redevelopment Authority, Tax
 Increment Revenue,
 Callable 08/01/06 @ 102.50 (AMBAC)
   6.400%, 02/01/07                                        1,195         1,316


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002     17)

SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
   6.400%, 08/01/07                                       $1,205       $ 1,336
   6.500%, 02/01/09                                        1,315         1,455
St. Paul Port Authority Hotel, Pre-refunded
 08/01/08 @ 100 (RB)
   8.050%, 08/01/21 (A)                                    2,335         2,803
                                                                       -------
                                                                        18,063
                                                                       -------
MISSOURI - 0.4%
St. Louis Industrial Development Authority,
 Convention Center Project, Series A,
 Callable 12/15/10 @ 102 (AMT) (RB)
   7.000%, 12/15/15                                        2,000         2,062
                                                                       -------
NEBRASKA - 1.5%
Buffalo County Hospital Authority #1, Good
 Samaritan Hospital Project, Escrowed to
 Maturity (RB)
   6.375%, 11/01/03 (F)                                       60            62
Douglas County Hospital Authority #1, Immanuel
 Medical Center, Callable 09/01/07 @ 102
 (AMBAC) (RB)
   4.800%, 09/01/08                                        1,400         1,439
Municipal Energy Agency of Nebraska, Series A
 (AMBAC) (RB)
   5.450%, 04/01/02                                          750           750
Nebraska Educational Finance Authority,
 Creighton University Project,
 Callable 01/01/06 @ 101 (AMBAC) (RB)
   5.600%, 01/01/07                                        2,500         2,647
Nebraska Educational Telecommunication
 Commission, Leasing Project, Series
 2000 (MLO)
   6.000%, 02/01/06                                        1,275         1,367
Omaha Northwest Library Facilities Corporation,
 Callable 08/15/07 @ 102 (MLO) (RB)
   5.250%, 08/15/12                                          975         1,012
                                                                       -------
                                                                         7,277
                                                                       -------
NEVADA - 2.4%
Carson City, Tahoe Hospital Project (RB)
   5.750%, 09/01/11                                        1,000         1,026
   5.750%, 09/01/12                                        1,055         1,077
Clark County School District, Building &
 Renovation, Series B,
 Callable 06/15/07 @ 101 (FGIC) (GO)
   5.750%, 06/15/08                                        1,000         1,077
Clark County, Series B (GO)
   5.000%, 02/01/11                                        2,275         2,344
Nevada State,
 Callable 06/01/08 @ 100 (GO)
   5.250%, 06/01/11                                        3,000         3,108
Washoe County School District,
 Callable 08/01/02 @ 101 (GO) (MBIA)
   5.700%, 08/01/03                                        1,000         1,022
Washoe County Water Facility Revenue,
 Mandatory Put 05/01/03 @ 100 (AMT) (RB)
   5.750%, 03/01/36                                        2,000         2,025
                                                                       -------
                                                                        11,679
                                                                       -------
NEW JERSEY - 1.0%
New Jersey State (GO)
   5.900%, 08/01/02                                        1,000         1,014
New Jersey State Transportation Trust Fund
 Authority, Series A (RB)
   5.500%, 06/15/08                                        2,000         2,144

INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
New Jersey State Turnpike Authority, Escrowed
 to Maturity (RB)
   6.750%, 01/01/09 (F)                                   $  820       $   890
New Jersey State Turnpike Authority, Series A,
 Callable 05/20/02 @ 101 (AMBAC) (RB)
   6.750%, 01/01/08                                        1,000         1,014
                                                                       -------
                                                                         5,062
                                                                       -------
NEW MEXICO - 1.1%
Albuquerque Joint Water & Sewer Systems,
 Series A (RB)
   5.250%, 07/01/09                                        2,200         2,326
Farmington Power Revenue, Pre-refunded
 07/01/05 @ 100 (RB)
   9.875%, 01/01/13 (A)                                    2,645         3,129
                                                                       -------
                                                                         5,455
                                                                       -------
NEW YORK - 2.8%
Hempstead Town Industrial Development
 Agency, Callable 12/01/06 @ 102
  (MBIA) (RB)
   5.000%, 12/01/08                                        2,000         2,082
New York (GO)
   1.350%, 08/01/10 (C)                                    4,000         4,000
   1.350%, 08/01/16 (C)                                    1,550         1,550
New York, Series C,
 Callable 03/15/12 @ 100 (GO)
   5.500%, 03/15/14                                        3,000         3,090
New York State Dormitory Authority, Mental
 Health Services Facilities,
 Callable 08/15/10 @ 100 (FSA) (RB)
   5.750%, 02/15/11                                        1,200         1,297
New York State Environmental Facilities
 Corporation, Pollution Control,
 Callable 11/15/04 @ 102 (RB)
   6.400%, 05/15/06                                        1,250         1,358
                                                                       -------
                                                                        13,377
                                                                       -------
NORTH DAKOTA - 0.3%
Fargo Health Systems, Meritcare Obligated
 Group, Series A (FSA) (RB)
   5.000%, 06/01/09                                          715           734
North Dakota State Industrial Commission,
 Lignite Program, Series A (RB)
   5.750%, 11/15/05                                          500           529
                                                                       -------
                                                                         1,263
                                                                       -------
OHIO - 2.3%
Cleveland Parking Facilities Revenue,
 Pre-refunded 09/15/02 @ 102 (RB)
   8.100%, 09/15/22 (A)                                    1,125         1,179
Franklin County Health Care, Friendship Village,
 Callable 08/15/08 @ 101 (RB)
   5.250%, 08/15/18                                        2,000         1,695
Lorain County Hospital Revenue, Catholic
 Healthcare Partners, Series B,
 Callable 09/01/07 @ 102 (MBIA) (RB)
   5.375%, 09/01/09                                        1,000         1,061
Ohio State Building Authority, Administration
 Building Fund Project, Series A,
 Callable 10/01/08 @ 101 (MLO) (RB)
   5.250%, 10/01/09                                        3,000         3,171
Ohio State Building Authority, Adult Correctional
 Facilities Project, Series A (MBIA) (MLO) (RB)
   5.500%, 10/01/04                                        1,000         1,059


The accompanying notes are an integral part of the financial statements.

(18     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
Richland County Hospital Facilities, Series A (RB)
   5.450%, 11/15/04                                       $  690       $   717
   5.500%, 11/15/05                                          725           751
   5.550%, 11/15/06                                          765           791
   5.650%, 11/15/08                                          595           615
                                                                       -------
                                                                        11,039
                                                                       -------
OKLAHOMA - 2.8%
Cherokee County Economic, Zero Coupon Bond,
 Escrowed to Maturity (RB)
   5.610%, 11/01/11 (B) (F)                                1,340           845
Oklahoma County Housing Finance Authority,
 Series B, Zero Coupon Bond, Pre-refunded
 03/01/06 @ 56.92 (RB)
   5.740%, 07/01/12 (A) (B)                                3,690         1,794
Oklahoma Housing Finance Agency, Series A-2,
 Callable 05/01/05 @ 100 (FNMA) (RB)
   5.500%, 11/01/25                                        3,000         3,086
Tulsa County Home Finance Authority, Escrowed
 to Maturity (RB)
   6.900%, 08/01/10 (F)                                    1,710         1,997
Tulsa County Independent School
 District #9 (GO)
   5.750%, 06/01/04                                        2,000         2,112
Tulsa Educational Facilities Authority, Holland
 Hall School Project, Series B,
 Callable 12/01/08 @ 101 (RB)
   4.600%, 12/01/09                                        1,195         1,168
Tulsa Metropolitan Utility Authority,
 Callable 09/01/05 @ 102 (RB)
   5.600%, 09/01/06                                        1,000         1,069
Tulsa Municipal Airport Trust, Series A,
 Mandatory Put 12/01/04 @ 100 (AMT) (RB)
   5.800%, 06/01/35                                        1,500         1,451
                                                                       -------
                                                                        13,522
                                                                       -------
OREGON - 1.8%
Lane County School District #19, Springfield,
 Pre-refunded 10/15/04 @ 101 (GO) (MBIA)
   5.900%, 10/15/06 (A)                                    1,000         1,078
Lane County School District #52, Bethel (GO)
 (SBGT)
   5.500%, 06/15/09                                        1,000         1,074
Oregon State Department of Administrative
 Services, Series B (COP) (MBIA)
   5.250%, 05/01/11                                        2,000         2,100
Polk, Marion & Benton Counties, School
 District #13-J (FGIC) (GO)
   5.500%, 12/01/04                                        1,015         1,077
Portland Community College District, Series A,
 Pre-refunded 07/01/02 @ 100 (GO)
   6.000%, 07/01/12 (A)                                      500           505
Washington County Criminal Justice Facilities,
 Pre-refunded 12/01/04 @ 100 (GO)
   5.625%, 12/01/05 (A)                                      900           959
Washington County Unified Sewer Agency,
 Series 1 (FGIC) (RB)
   5.750%, 10/01/08                                        2,000         2,178
                                                                       -------
                                                                         8,971
                                                                       -------
PENNSYLVANIA - 1.1%
Hazleton Health Services Authority,
 Pre-refunded 01/01/03 @ 102 (RB)
   8.375%, 07/01/12 (A)                                      905           962

INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
Montgomery County, Industrial Development
 Authority, PECO Energy Project, Series A,
 Mandatory Put 10/01/04 @ 100 (RB)
   5.200%, 10/01/30                                       $2,000       $ 2,050
Philadelphia Hospitals Authority Revenue,
 Pre-refunded 07/01/05 @ 100 (RB)
   9.875%, 07/01/10 (A)                                    1,150         1,370
Pittsburgh School District (FSA) (GO)
   5.375%, 09/01/13                                        1,135         1,201
                                                                       -------
                                                                         5,583
                                                                       -------
PUERTO RICO - 0.2%
Puerto Rico Electric Power Authority, Series AA
 (MBIA) (RB)
   6.000%, 07/01/06                                        1,000         1,093
                                                                       -------
RHODE ISLAND - 0.4%
Rhode Island Depositors Economic Protection
 Corporation, Series A (FSA) (RB)
   6.250%, 08/01/03                                        1,000         1,049
Rhode Island State,
 Callable 11/01/02 @ 102 (GO)
   4.600%, 11/01/03                                          900           928
                                                                       -------
                                                                         1,977
                                                                       -------
SOUTH CAROLINA - 0.4%
South Carolina State Public Service Authority,
 Series A (MBIA) (RB)
   5.500%, 01/01/10                                        1,665         1,780
                                                                       -------
SOUTH DAKOTA - 1.2%
Deadwood, South Dakota (ACA) (COP)
   5.500%, 11/01/07                                          800           826
   5.600%, 11/01/08                                          845           878
South Dakota State Building Authority (FSA) (MLO)
   5.000%, 09/01/02                                          640           648
South Dakota State Health & Educational
 Facilities Authority, Sioux Valley Hospital (RB)
   5.250%, 11/01/08                                          900           911
South Dakota State Health & Educational
 Facilities Authority, Westhills Village
 Retirement (RB)
   5.500%, 09/01/04                                          640           643
   5.650%, 09/01/05                                          665           667
   5.800%, 09/01/06                                          735           736
   5.900%, 09/01/07                                          755           755
                                                                       -------
                                                                         6,064
                                                                       -------
TENNESSEE - 1.8%
Metropolitan Government Nashville,
 Zero Coupon Bond Pre-refunded
 12/01/02 @ 31.82 (RB)
   10.685%, 12/01/13 (A) (B)                               5,000         1,561
Shelby County Health, Educational & Housing
 Facilities, Methodist Healthcare,
 Callable 09/01/12 @ 100 (RB)
   6.000%, 09/01/16 (D)                                    1,500         1,462
Shelby County Health, Educational & Housing
 Facilities Board, St. Jude's Children's
 Research (RB)
   5.000%, 07/01/09                                          500           507
Sullivan County Health, Educational & Housing
 Facilities, Wellmont Health Systems
 Project (RB)
   6.250%, 09/01/11                                        1,465         1,528
   6.250%, 09/01/12                                        1,085         1,127


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002     19)

SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
Sullivan County Health, Educational & Housing
 Facilities, Wellmont Health Systems Project,
 Callable 09/01/12 @ 101 (RB)
   6.500%, 09/01/13                                       $2,215       $ 2,336
                                                                       -------
                                                                         8,521
                                                                       -------
TEXAS - 6.5%
Abilene Health Facilities Development, Sears
 Methodist Retirement, Series A (RB)
   5.100%, 11/15/05                                        1,115         1,098
   5.250%, 11/15/06                                        1,175         1,151
   5.300%, 11/15/07                                        1,000           964
   5.350%, 11/15/08                                        1,300         1,244
Amarillo Independent School District (GO) (PSFG)
   7.000%, 02/01/06                                        1,035         1,148
Cypress-Fairbanks Independent School District,
 Callable 02/15/10 @ 100 (GO) (PSFG)
   5.500%, 02/15/18                                        4,000         4,079
Frisco, Texas,
 Callable 02/05/11 @ 100 (FGIC) (GO)
   5.000%, 02/15/18                                        1,125         1,093
   5.000%, 02/15/19                                        1,815         1,753
Galveston County Special Tax Revenue,
 Escrowed to Maturity (GO) (MBIA)
   6.400%, 02/01/05 (F)                                      315           340
Grapevine Industrial Development Corporation,
 Air Cargo, Callable 01/01/12 @ 101 (AMT) (RB)
   6.500%, 01/01/24                                          500           492
Houston Airport Systems Revenue, Escrowed to
 Maturity (RB)
   8.200%, 07/01/05 (F)                                      775           837
Houston Housing Finance Corporation, Single
 Family Mortgages, Series A-1,
 Callable 12/01/06 @ 102 (RB)
   8.000%, 06/01/14                                          365           384
Houston Water & Sewer System, Series B
 (AMBAC) (RB)
   5.500%, 12/01/10 (D)                                    2,000         2,086
Irving Independent School District, Series A,
 Zero Coupon Bond (GO) (PSFG)
   5.000%, 02/15/09 (B)                                    6,190         4,481
Keller Independent School District,
 Callable 08/15/11 @ 100 (GO) (PSFG)
   5.375%, 08/15/14                                        2,000         2,074
Nueces County Housing Finance Corporation,
 Dolphins Landing Apartments Project,
 Series A, Callable 07/01/10 @ 102 (RB)
   6.750%, 07/01/20                                        1,910         1,920
Plano Independent School District,
 Callable 02/15/08 @ 100 (GO) (PSFG)
   4.700%, 02/15/13                                        1,000           990
Port Houston Authority, Harris County, Series B,
 Callable 10/01/11 @ 100 (AMT) (FGIC) (GO)
   5.500%, 10/01/12                                        2,405         2,480
Sugar Land,
 Callable 02/15/11 @ 100 (FSA) (GO)
   5.000%, 02/15/12                                        1,000         1,018
Texas State, Callable 10/01/08 @ 100 (GO)
   5.000%, 10/01/15                                        1,000         1,000
Texas State Turnpike Authority Dallas Revenue
  (FGIC) (RB)
   6.500%, 01/01/08                                        1,000         1,110
                                                                       -------
                                                                        31,742
                                                                       -------

INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
UTAH - 0.8%
Salt Lake County Municipal Building Authority,
 Series A (MLO) (RB)
   6.000%, 10/01/03                                       $  525       $   550
South Jordan, Sales Tax,
 Callable 08/15/11 @ 100 (AMBAC) (RB)
   5.500%, 08/15/18                                        1,000         1,023
Utah State Housing Finance Agency, Single
 Family Mortgages (FHA) (RB) (VA)
   5.650%, 07/01/06                                          225           235
Utah State Housing Finance Agency, Single
 Family Mortgages, Issue F-1,
 Callable 07/01/05 @ 102 (FHA) (RB) (VA)
   6.300%, 01/01/18                                          505           526
Utah State Housing Finance Agency, Single
 Family Mortgages, Series III, Class R,
 Callable 07/01/06 @ 102 (FHA) (RB) (VA)
   5.950%, 07/01/08                                        1,365         1,448
                                                                       -------
                                                                         3,782
                                                                       -------
VIRGINIA - 1.6%
Peninsula Port Authority, Partially Pre-refunded
 08/01/04 @ 102 and 08/01/08 @ 100 (RB)
   7.000%, 08/01/17 (A)                                    2,000         2,219
Riverside Regional Jail Authority,
 Callable 07/01/05 @ 102 (MBIA) (RB)
   5.700%, 07/01/08                                          905           963
Riverside Regional Jail Authority, Pre-refunded
 07/01/05 @ 102 (MBIA) (RB)
   5.700%, 07/01/08 (A)                                    1,095         1,189
Virginia State Housing Development Authority,
 Series D, Callable 07/01/05 @ 102 (RB)
   6.100%, 01/01/14                                        1,110         1,163
Virginia State Housing Development Authority,
 Series H (RB)
   6.200%, 07/01/04                                        1,000         1,015
Virginia State Peninsula Regional Jail Authority,
 Callable 10/01/05 @ 101 (MBIA) (RB)
   5.300%, 10/01/09                                        1,000         1,041
                                                                       -------
                                                                         7,590
                                                                       -------
WASHINGTON - 8.9%
Clark County School District #37, Vancouver
   (FSA) (GO)
   5.250%, 12/01/14                                        1,515         1,578
Clark County School District #37, Vancouver,
 Callable 12/01/02 @ 100 (GO)
   6.100%, 12/01/04                                        1,000         1,028
Conservation & Renewable Energy Systems (RB)
   5.650%, 10/01/03                                          700           729
Energy Northwest, Washington Wind Project,
 Series A, Callable 01/01/07 @ 103 (RB)
   5.100%, 07/01/09                                        1,850         1,794
   5.200%, 07/01/10                                        1,950         1,884
Island County School District #206, South Widbey,
 Callable 12/01/04 @ 100 (AMBAC) (GO)
   5.750%, 12/01/06                                          700           741
King County, Series B,
 Callable 12/01/07 @ 102 (GO)
   5.850%, 12/01/13                                        2,035         2,177
King County, Series B, Pre-refunded 12/01/07
 @ 102 (GO)
   5.850%, 12/01/13 (A)                                      965         1,063


The accompanying notes are an integral part of the financial statements.

(20     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
King County Public Hospital District #2,
 Callable 12/01/02 @ 100 (GO)
   5.800%, 12/01/03                                       $  910       $   927
King County Public Hospital District #403,
 Renton, Pre-refunded 12/01/02 @ 101 (GO)
   6.050%, 12/01/03 (A)                                      875           908
King County School District #408, Auburn (GO)
   6.200%, 12/01/02                                          515           529
King County School District #414 (GO)
   5.000%, 12/01/08                                        1,000         1,038
King County School District #415, Kent,
 Pre-refunded 06/01/04 @ 100 (AMBAC) (GO)
   6.450%, 06/01/06 (A)                                      920           986
Kitsap County School District #401, Central
 Kitsap, Pre-refunded 12/01/02 @ 101 (GO)
   6.625%, 12/01/08 (A)                                      750           781
Pierce County School District #320, Sumner (GO)
   6.000%, 12/01/06                                        1,000         1,075
Pierce County School District #403, Bethel,
 Pre-refunded 12/01/02 @ 100 (GO)
   6.350%, 12/01/04 (A)                                      500           515
Port Seattle Passenger Facility Charge, Series B
 (AMBAC) (AMT) (RB)
   5.000%, 12/01/07                                        1,000         1,025
Seattle, Callable 12/01/09 @ 100 (GO)
   5.375%, 12/01/14                                        4,515         4,680
Snohomish County Housing Authority,
 Callable 04/01/06 @ 100 (RB)
   6.300%, 04/01/16                                        1,035         1,055
Snohomish County Public Utilities District #1,
 Pre-refunded 05/01/02 @ 100 (RB)
   5.850%, 11/01/17 (A)                                    1,000         1,004
Snohomish County School District #2, Everett,
 Callable 12/01/03 @ 102 (GO) (MBIA)
   6.000%, 12/01/06                                          850           894
Snohomish County School District #2, Everett,
 Pre-refunded 12/01/03 @ 102 (GO) (MBIA)
   6.000%, 12/01/06 (A)                                      950         1,018
Spokane County Regional Solid Waste
 Management, Callable 12/01/02 @ 102
 (AMBAC) (RB)
   6.400%, 12/01/03                                          800           840
Spokane County School District #81 (GO)
   5.900%, 12/01/02                                        1,000         1,026
Spokane County School District #356, Central
 Valley, Series B, Zero Coupon Bond (FGIC) (GO)
   5.030%, 12/01/14 (B)                                    8,690         4,489
Spokane County Sewer,
 Callable 06/01/02 @ 100 (RB)
   6.150%, 06/01/05                                        1,470         1,480
Tacoma, Series A,
 Callable 07/01/02 @ 100 (GO)
   5.900%, 07/01/03                                          600           605
Tacoma Electric Systems, Pre-refunded
 01/01/04 @ 100 (AMBAC)
   6.000%, 01/01/06 (A)                                      185           194
Thurston County School District #111, Olympia,
 Pre-refunded 12/01/02 @ 100 (GO)
   6.700%, 12/01/03 (A)                                    1,000         1,032
Washington State, Series C (GO)
   5.500%, 07/01/14                                        2,275         2,419

INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
Washington State Health Care Facilities
 Authority, Fred Hutchinson Cancer Center (RB)
   1.450%, 01/01/29 (C)                                   $1,400      $  1,400
Washington State Housing Finance, Hearthstone
 Project, Callable 01/01/05 @ 102 (RB)
   6.000%, 01/01/10                                          810           867
Washington State Public Power Supply System,
 Nuclear Project #2, Series A,
 Callable 07/01/06 @ 102 (AMBAC) (RB)
   5.700%, 07/01/11                                        1,000         1,052
Washington State Refunding Series (GO)
   5.750%, 09/01/02                                          250           254
                                                                      --------
                                                                        43,087
                                                                      --------
WISCONSIN - 2.6%
Door County, Series A,
 Callable 09/01/11 @ 100 (FGIC) (GO)
   5.125%, 09/01/16                                        1,720         1,723
Hartford Promissory Notes,
 Callable 09/01/08 @ 100 (FSA) (GO)
   5.250%, 09/01/09                                        1,575         1,647
Milwaukee County, Series A,
 Callable 09/01/02 @ 100 (GO)
   5.550%, 09/01/03                                        1,700         1,724
   5.875%, 09/01/07                                          500           508
Walworth County Promissory Notes,
 Callable 04/01/08 @ 100 (GO)
   5.500%, 04/01/09                                        1,500         1,585
Wausau School District, Pre-refunded 04/01/02
 @ 100 (GO)
   6.500%, 04/01/10 (A)                                    1,000         1,000
Wisconsin State Health & Educational Facilities
 Authority Revenue, Aurora Health Care,
 Series A, Callable 02/15/09 @ 101 (RB)
   5.500%, 02/15/20                                        1,500         1,380
Wisconsin State Health & Educational Facilities
 Authority, Marshfield Clinic, Series B (RB)
   6.250%, 02/15/09                                          500           524
Wisconsin State Health & Educational Facilities
 Authority, Marshfield Clinic, Series B,
 Callable 02/15/12 @ 100 (RB)
   5.500%, 02/15/13                                          850           838
Wisconsin State Health & Educational Facilities
 Authority, Monroe Clinic (RB)
   4.450%, 02/15/06                                          925           917
Wisconsin State Health & Educational Facilities
 Authority, Wheaton Franciscan Services (RB)
   5.750%, 08/15/11                                          645           665
                                                                      --------
                                                                        12,511
                                                                      --------
CONVERTIBLE BONDS - 0.8%
Northwest Parkway Public Highway Authority,
 Convertible, Zero Coupon Bond (AMBAC)
   5.090%, 06/15/15 (B)                                    2,750         1,702
Illinois Sports Facilities Authority, Convertible,
 Zero Coupon Bond (AMBAC) (RB)
   4.750%, 06/15/13 (B)                                    1,405           917
Illinois Sports Facilities Authority, Convertible,
 Zero Coupon Bond, Callable 06/15/15 @ 101
 (AMBAC) (RB)
   5.101%, 06/15/16 (B)                                    1,620         1,029
                                                                      --------
TOTAL CONVERTIBLE BONDS                                                  3,648
                                                                      --------
TOTAL MUNICIPAL BONDS                                                  479,547
                                                                      --------


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002     21)

SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

INTERMEDIATE TAX FREE FUND (CONCLUDED)

DESCRIPTION                                               SHARES   VALUE (000)
------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND - 0.8%
First American Tax Free Obligations Fund (E)           3,787,070      $  3,787
                                                                      --------
TOTAL RELATED PARTY MONEY MARKET FUND                                    3,787
                                                                      --------
TOTAL INVESTMENTS - 99.4%
   (Cost $475,566)                                                     483,334
                                                                      --------
OTHER ASSETS AND LIABILITIES, NET - 0.6%                                 2,692
                                                                      --------
TOTAL NET ASSETS - 100.0%                                             $486,026
                                                                      --------

(A) Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.
(B) The rate shown is the effective yield at the time of purchase.
(C) Variable Rate Security - The rate shown is the rate in effect as of March 31, 2002.
(D) On March 31, 2002, the total cost of investments purchased on a when-issued basis was $3,593,545.
(E) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See also the notes to the financial statements.
(F) Escrowed to Maturity issues are typically backed by U.S. Government obligations. These bonds may still be subject to call at the call date and price indicated.

ACA - American Capital Access
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of March 31, 2002, the aggregate market value of securities subject to the AMT was $28,610,321, which represents 5.9% of net assets.
COP - Certificate of Participation
FGIC - Financial Guaranty Insurance Corporation
FHA - Federal Housing Authority
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
GO - General Obligation
MBIA - Municipal Bond Insurance Association
MLO - Municipal Lease Obligation
MQSBLF - Michigan Qualified School Board Loan Fund Program
MSDCEP - Minnesota School District Credit Enhancement Program
PSFG - Permanent School Fund Guarantee
RB - Revenue Bond
SBGT - School Board Guaranty Trust
STAID - State Aid Withholding
VA - Veterans Administration

MINNESOTA INTERMEDIATE TAX FREE FUND

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.8%
REVENUE BONDS - 52.7%
AUTHORITY - 1.3%
St. Paul Port Authority, Hotel Facilities, Radisson
 Kellogg Project, Series 2
   6.700%, 08/01/07                                       $1,800        $1,756
St. Paul Port Authority, Hotel Facilities, Radisson
 Kellogg Project, Series 2, Callable 08/01/08
 @ 103
   7.375%, 08/01/10                                        1,685         1,638
                                                                        ------
                                                                         3,394
                                                                        ------
BUILDING - 0.9%
Minnesota State Retirement Systems Building,
 Callable 06/01/10 @ 100
   5.450%, 06/01/12                                          550           583
Washington County Housing & Redevelopment
 Authority Jail Facility, Callable 02/01/03
 @ 100 (MBIA) (MLO)
   5.400%, 02/01/08                                        1,580         1,615
                                                                        ------
                                                                         2,198
                                                                        ------
ECONOMIC DEVELOPMENT - 1.7%
Minnesota State Agricultural & Economic
 Development Board, Small Business
 Development, Series B (AMT)
   6.500%, 08/01/08                                        1,335         1,396
Minnesota State Agricultural & Economic
 Development Board, Small Business
 Development, Series B, Pre-refunded 08/01/04
 @ 100 (AMT)
   5.500%, 08/01/10 (A)                                    1,525         1,590
Minnesota State Agricultural & Economic
 Development Board, Small Business
 Development, Series C (AMT)
   6.625%, 08/01/08                                        1,210         1,273
                                                                        ------
                                                                         4,259
                                                                        ------
EDUCATION - 3.6%
Minneapolis Minnesota Revenue, The Blake
 School Project, Callable 09/01/11 @ 100
   5.000%, 09/01/12                                          445           449
Minnesota State Higher Education Facilities
 Authority, Augsburg College, Series 4
   4.500%, 10/01/06                                          505           505
   4.850%, 10/01/09                                          520           516
Minnesota State Higher Education Facilities
 Authority, Augsburg College, Series 4, Callable
 10/01/09 @ 100
   5.000%, 10/01/11                                          500           494
   5.000%, 10/01/12                                          500           490
Minnesota State Higher Education Facilities
 Authority, Carleton College, Series 3-L1,
 Callable 05/01/06 @ 100
   5.750%, 11/01/12                                        1,375         1,434
Minnesota State Higher Education Facilities
 Authority, Minneapolis College of Art and
 Design
   5.000%, 05/01/11                                          310           298
Minnesota State Higher Education Facilities
 Authority, St. Benedict College, Callable
 03/01/07 @ 100
   4.875%, 03/01/08                                        1,000           995
   5.100%, 03/01/11                                        2,885         2,840


The accompanying notes are an integral part of the financial statements.

(22     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
Minnesota State Higher Education Facilities
 Authority, St. John's University, Series 5
   5.000%, 10/01/11                                         $455       $   463
Minnesota State Higher Education Facilities
 Authority, St. John's University, Series 5,
 Callable 10/01/11 @ 100
   5.000%, 10/01/12                                          480           485
Minnesota State Higher Education Facilities
 Authority, University of St. Thomas, Series 4,
 Callable 04/01/08 @ 100
   5.250%, 04/01/12                                          385           393
                                                                       -------
                                                                         9,362
                                                                       -------
HEALTHCARE - 11.0%
Austin Housing & Redevelopment Authority,
 Gerard Project Health Care Facilities, Callable
 09/01/09 @ 102
   6.625%, 09/01/19                                        1,540         1,453
Breckenridge Health Facilities, Catholic Health,
 Callable 11/15/03 @ 102 (MBIA)
   5.250%, 11/15/13                                        1,000         1,014
Cuyuna Range Hospital District, Series A,
 Callable 06/01/07 @ 102
   5.500%, 06/01/10                                          435           413
   5.650%, 06/01/12                                          940           881
Duluth Economic Development Authority, Health
 Care Facility, The Duluth Clinic, Escrowed to
 Maturity, Callable 11/01/02 @ 102 (AMBAC)
   6.100%, 11/01/04 (B)                                      250           269
Duluth Economic Development Authority, Health
 Care Facility, The Duluth Clinic, Pre-refunded
 11/01/02 @ 102 (AMBAC)
   6.100%, 11/01/04 (A)                                      650           679
Glencoe Health Care Facilities, Callable
 04/01/11 @ 101
   7.400%, 04/01/21                                        1,000         1,020
Hastings Health Care Facility, Regina Medical
 Center, Callable 09/15/08 @ 100 (ACA)
   5.000%, 09/15/13                                          500           485
Minneapolis & St. Paul Housing &
 Redevelopment Authority, Healthspan,
 Series A, Callable 11/15/03 @ 102 (AMBAC)
   5.000%, 11/15/13                                        1,000         1,003
Minnesota Agricultural & Economic
 Development Board, Benedictine Health,
 Series A (MBIA)
   5.000%, 02/15/10                                        3,815         3,917
Minnesota Agricultural & Economic
 Development Board, Evangelical Lutheran
 Project
   5.500%, 02/01/11                                          280           280
   5.500%, 02/01/12                                          200           199
Minnesota Agricultural & Economic
 Development Board, Evangelical Lutheran
 Project, Callable 02/01/12 @ 101
   5.500%, 02/01/15                                          730           701
Minnesota Agricultural & Economic
 Development Board, Fairview Hospital Project,
 Series A, Callable 11/15/07 @ 102 (MBIA)
   5.400%, 11/15/08                                        1,000         1,059
   5.500%, 11/15/17                                        1,500         1,525
   5.750%, 11/15/26                                          500           509

MINNESOTA INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
New Hope Housing & Health Care Facilities,
 Masonic Home North Ridge
   5.000%, 03/01/04                                        $ 330       $   331
   5.100%, 03/01/05                                          550           550
   5.200%, 03/01/06                                          645           641
   5.300%, 03/01/07                                          685           678
New Hope Housing & Health Care Facilities,
 Masonic Home North Ridge, Callable 03/01/09
 @ 102
   5.500%, 03/01/10                                          500           481
Plymouth Health Facilities, Westhealth Project,
 Series A, Callable 06/01/04 @ 102 (CGIC) (FSA)
   6.200%, 06/01/11                                        1,360         1,470
Rochester, St. Mary's Hospital, Escrowed to
 Maturity, Callable 10/01/02 @ 100
   5.750%, 10/01/07 (B)                                    1,635         1,723
St. Cloud Health Care (FSA)
   5.500%, 05/01/07                                          500           531
   5.500%, 05/01/08                                        1,450         1,542
St. Louis Park Health Care Facilities, Callable
 07/01/03 @ 102 (AMBAC)
   4.600%, 07/01/05                                        4,865         4,934
                                                                       -------
                                                                        28,288
                                                                       -------
HOUSING - 4.0%
Coon Rapids Multifamily Housing, Woodland
 North Apartments, Callable 12/01/03
 @ 100 (FHA)
   5.625%, 12/01/09                                          350           351
Coon Rapids Single Family Housing, Callable
 09/01/04 @ 102
   5.900%, 09/01/06                                          155           156
Dakota County Housing & Redevelopment
 Authority, Single Family Mortgages, Callable
 04/01/04 @ 102 (AMT) (FNMA)
   6.250%, 10/01/04                                          390           397
Dakota County Housing & Redevelopment
 Authority, Single Family Mortgages, Callable
 10/01/07 @ 101.50 (AMT) (FNMA) (GNMA)
   5.125%, 10/01/20                                          809           829
Dakota County Housing & Redevelopment
 Authority, South St. Paul, Series A, Callable
 05/23/02 @ 100 (FHA) (GNMA) (VA)
   7.250%, 03/01/06                                           90            90
Minneapolis Mortgage, Zero Coupon Bond,
 Callable 10/01/05 @ 100
   7.103%, 10/01/12 (C)                                    2,950         1,472
Minnesota State Housing Finance Agency,
 Rental Housing, Series D (MBIA)
   5.050%, 08/01/03                                          705           722
   5.150%, 08/01/04                                          685           708
Minnesota State Housing Finance Agency,
 Rental Housing, Series D, Callable 02/01/05
 @ 102 (MBIA)
   5.450%, 08/01/07                                        2,155         2,233
Minnesota State Housing Finance Agency, Single
 Family Mortgages, Series B, Callable 07/01/09
 @ 100 (AMT)
   5.550%, 07/01/24                                        1,000         1,046
Moorhead Economic Development Authority,
 Eventide Senior Housing, Series B, Callable
 06/01/04 @ 102
   5.750%, 06/01/16                                        1,360         1,242


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002     23)

SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
South St. Paul Housing & Redevelopment
 Authority, Single Family Mortgages, Callable
 09/01/03 @ 102 (FNMA)
   5.100%, 09/01/07                                       $  545       $   558
St. Louis Park Housing & Redevelopment
 Authority, Single Family Mortgages, Callable
 05/23/02 @ 101 (GNMA)
   6.500%, 10/20/03                                           36            36
Vadnais Heights, Single Family Mortgages
   5.500%, 11/01/04                                          270           273
   6.000%, 11/01/09                                          150           152
                                                                       -------
                                                                        10,265
                                                                       -------
POLLUTION CONTROL - 2.1%
Minnesota Public Facilities Authority, Water
 Pollution Control, Series B, Callable 05/23/02
 @ 101
   6.350%, 03/01/03                                          500           507
Minnesota State Public Facilities Authority,
 Water Pollution Control, Callable 03/01/07
 @ 100
   5.000%, 03/01/09                                        2,000         2,069
Minnesota State Public Facilities Authority,
 Water Pollution Control, Series A, Callable
 03/01/08 @ 100
   4.500%, 03/01/10                                        2,900         2,922
                                                                       -------
                                                                         5,498
                                                                       -------
TAX REVENUE - 4.2%
Bloomington Port Authority, Mall of America
 Project, Series A (FSA)
   4.900%, 02/01/09                                        1,000         1,035
Minneapolis Community Development Agency,
 Series G-3, Callable 12/01/11 @ 100
   5.350%, 12/01/21                                        1,000           977
St. Paul Housing & Redevelopment Authority,
 Downtown & Seventh Place Project, Escrowed
 to Maturity, Callable 09/01/03 @ 101 (AMBAC)
   5.200%, 09/01/04 (B)                                    4,000         4,153
   5.350%, 09/01/07 (B)                                    1,500         1,561
St. Paul Minnesota Housing & Redevelopment
 Authority, Callable 08/01/06
 @ 102.50 (AMBAC)
   6.450%, 02/01/08                                          840           931
St. Paul Port Authority, Energy Park, Tax
 Increment (FSA)
   5.000%, 02/01/08                                        2,100         2,188
                                                                       -------
                                                                        10,845
                                                                       -------
TRANSPORTATION - 5.6%
Minneapolis & St. Paul Metropolitan Airports
 Commission, Series B (AMBAC) (AMT)
   5.500%, 01/01/07                                        2,140         2,239
Minneapolis & St. Paul Metropolitan Airports
 Commission, Series B (AMT) (FGIC)
   5.750%, 01/01/10                                        2,880         3,042
Minneapolis & St. Paul Metropolitan Airports
 Commission, Series B, Callable 01/01/08
 @ 101 (AMT) (AMBAC)
   5.500%, 01/01/09                                        2,500         2,607
Minneapolis & St. Paul Metropolitan Airports
 Commission, Series B, Callable 01/01/09
 @ 101 (AMT) (FGIC)
   5.625%, 01/01/14                                        1,000         1,037

MINNESOTA INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
Minneapolis & St. Paul Metropolitan Airports
 Commission, Series C, Callable 01/01/11
 @ 100 (FGIC)
   5.125%, 01/01/20                                       $3,095       $ 3,065
Minnesota Public Facilities Authority
 Tranportation, Callable 03/01/10 @ 100
   5.000%, 03/01/12                                          970           997
Puerto Rico Commonwealth, Highway
 Transportation Authority, Series X (MBIA)
   5.500%, 07/01/13                                        1,250         1,364
                                                                       -------
                                                                        14,351
                                                                       -------
UTILITIES - 18.3%
Anoka County Minnesota Resource Recovery,
 Northern States Power
   4.350%, 12/01/04                                        1,000         1,025
   4.400%, 12/01/05                                        2,000         2,041
Chaska Electric, Series A
   5.500%, 10/01/06                                          610           640
   5.550%, 10/01/07                                          645           678
   5.600%, 10/01/08                                          680           717
   5.650%, 10/01/09                                          720           761
   5.650%, 10/01/10                                          760           802
Chaska Electric, Series A, Callable 10/01/10
 @ 100
   5.400%, 10/01/11                                          805           830
   5.500%, 10/01/12                                          845           872
Minnesota State Public Facilities Authority,
 Drinking Water, Series B, Callable 03/01/09
 @ 100
   5.125%, 03/01/19                                        2,000         1,992
Northern Minnesota Municipal Power Agency,
 Electric System (FSA)
   5.500%, 01/01/07                                        2,000         2,126
   5.500%, 01/01/08                                        2,115         2,256
Northern Minnesota Municipal Power Agency,
 Electric System, Series A (AMBAC)
   5.500%, 01/01/03                                        2,500         2,565
Northern Minnesota Municipal Power Agency,
 Electric System, Series A, Pre-refunded
 01/01/03 @ 102 (AMBAC)
   5.600%, 01/01/04 (A)                                    1,900         1,988
   5.900%, 01/01/07 (A)                                    1,800         1,887
Rochester Electric Utility, Callable 12/01/10
 @ 100
   5.000%, 12/01/16                                        1,150         1,131
Southern Minnesota Municipal Power Agency,
 Series A, Callable 01/01/03 @ 102 (FGIC)
   5.000%, 01/01/06                                        1,500         1,543
Southern Minnesota Municipal Power Agency,
 Series A, Callable 01/01/09 @ 101 (AMBAC)
   5.000%, 01/01/11                                        1,270         1,315
Southern Minnesota Municipal Power Agency,
 Series A, Zero Coupon Bond (MBIA)
   5.257%, 01/01/20 (C)                                    3,500         1,338
   5.275%, 01/01/21 (C)                                    5,000         1,797
Southern Minnesota Municipal Power Agency,
 Series B, Callable 01/01/04 @ 102 (MBIA)
   4.850%, 01/01/07                                        1,875         1,928
St. Paul Sewer, Callable 06/01/03
 @ 100 (AMBAC)
   5.350%, 12/01/04                                        3,000         3,077
   5.450%, 12/01/05                                        5,000         5,143


The accompanying notes are an integral part of the financial statements.

(24     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
Western Minnesota Municipal Power Agency,
 Series A, Callable 01/01/06 @ 102 (AMBAC)
   5.500%, 01/01/11                                       $5,000      $  5,251
   5.500%, 01/01/13                                        2,000         2,083
Western Minnesota Municipal Power Agency,
 Series A, Callable 01/01/11 @ 100 (AMBAC)
   5.500%, 01/01/12                                        1,360         1,441
                                                                      --------
                                                                        47,227
                                                                      --------
TOTAL REVENUE BONDS                                                    135,687
                                                                      --------
GENERAL OBLIGATIONS - 40.0%
Anoka County Capital Improvements, Series B
   4.550%, 01/01/11                                        1,960         1,958
Anoka-Hennepin Independent School District
 #11, Callable 02/01/11 @ 100 (MSDCEP)
   5.000%, 02/01/14                                        2,000         2,033
Anoka-Hennepin Independent School District
 #11, Series A (MSDCEP)
   5.000%, 02/01/09                                        1,375         1,434
Anoka-Hennepin Independent School District
 #11, Series A, Callable 02/01/11
 @ 100 (MSDCEP)
   5.000%, 02/01/12                                        1,000         1,031
Anoka-Hennepin Independent School District
 #11, Series A, Callable 02/01/10
 @ 100 (MSDCEP)
   5.300%, 02/01/12                                        1,000         1,048
   5.375%, 02/01/13                                          600           628
Anoka-Hennepin Independent School District
 #11, Series C, Callable 02/01/03 @ 100 (FGIC)
 (MSDCEP)
   4.875%, 02/01/07                                        2,800         2,820
Becker Tax Increment, Series D, Callable
 08/01/04 @ 100 (AMT) (MBIA)
   6.000%, 08/01/07                                        3,955         4,051
Bloomington Independent School District #271
 Series B, Callable 02/01/10 @ 100 (MSDCEP)
   5.250%, 02/01/11                                        1,000         1,050
Burnsville Independent School District #191,
 Series A (MSDCEP)
   5.000%, 02/01/08                                          300           313
Burnsville Independent School District #191,
 Series A, Callable 02/01/08 @ 100 (MSDCEP)
   5.000%, 02/01/09                                        1,225         1,271
Centennial Independent School District #12,
 Series A (FSA) (MSDCEP)
   4.500%, 02/01/11                                          615           616
Centennial Independent School District #12,
 Series A, Callable 02/01/12 @ 100 (FSA)
 (MSDCEP)
   5.000%, 02/01/14                                        1,040         1,059
Chaska Independent School District #112,
 Series A (MSDCEP)
   4.800%, 02/01/10                                        1,120         1,151
Dakota County Capital Improvements, Series C
   4.850%, 02/01/10                                        1,000         1,031
Duluth Independent School District #709,
 Callable 02/01/09 @ 100 (FSA) (MSDCEP)
   5.000%, 02/01/16                                          635           636
Eden Prairie Water & Sewer, Series A, Zero
 Coupon Bond
   4.459%, 12/01/06 (C)                                    2,090         1,737
Forest Lake Independent School District #831,
 Series A, Callable 02/01/08 @ 100 (MSDCEP)
   5.000%, 02/01/09                                        1,115         1,157

MINNESOTA INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
Fridley Independent School District #14, Callable
 02/01/05 @ 100 (FSA) (MSDCEP)
   5.350%, 02/01/26                                       $5,000       $ 5,007
Hastings Independent School District #200,
 Series A, Callable 02/01/08 @ 100 (MSDCEP)
   5.000%, 02/01/11                                        1,095         1,124
Lakeville Independent School District #194,
 Callable 02/01/09 @ 100 (MSDCEP)
   5.000%, 02/01/16                                        2,000         2,002
Lakeville Independent School District #194,
 Series A, Callable 02/01/08 @ 100 (MSDCEP)
   5.125%, 02/01/22                                        5,000         4,911
Minneapolis Public Facilities Authority Pollution
 Control, Callable 03/01/06 @ 100
   4.750%, 03/01/11                                          250           253
Minneapolis School District #1 (MSDCEP)
   4.500%, 02/01/08                                        1,450         1,481
Minneapolis School District #1, Callable
 02/01/06 @ 100 (MSDCEP)
   5.000%, 02/01/07                                        1,025         1,063
   5.000%, 02/01/07                                        1,000         1,037
Minneapolis, Series B, Callable 09/01/05 @ 100
   5.050%, 03/01/06                                        6,000         6,260
Minneapolis, Series C, Callable 05/23/02 @ 102
   6.150%, 10/01/05                                        2,400         2,456
Minnesota State, Callable 08/01/07 @ 100
   4.800%, 08/01/11                                        2,010         2,044
   4.850%, 08/01/12                                        4,420         4,486
Moorhead Independent School District
 #152 (MSDCEP)
   5.000%, 04/01/12 (E)                                    1,095         1,132
Mounds View Independent School District #621,
 Series A (MSDCEP)
   5.250%, 02/01/10                                        1,230         1,300
Mounds View Independent School District #621,
 Series A, Callable 02/01/11 @ 100 (MSDCEP)
   5.250%, 02/01/12                                        1,000         1,049
   5.350%, 02/01/16                                        1,000         1,030
Mounds View Independent School District #621,
 Series A, Callable 02/01/12 @ 100
   (MBIA) (MSDCEP)
   5.000%, 02/01/18                                        2,340         2,305
   5.000%, 02/01/19                                        2,565         2,511
North St. Paul Maplewood Independent School
 District #622, Series A, Callable 02/01/07
 @ 100 (MSDCEP)
   5.125%, 02/01/25                                        2,000         1,959
Northfield Independent School District #659,
 Callable 02/01/11 @ 100 (MSDCEP)
   4.600%, 02/01/13                                        1,100         1,092
   5.000%, 02/01/15                                        1,295         1,306
Pequot Lakes Independent School District #186,
 Callable 02/01/12 @ 100 (FGIC) (MSDCEP)
   5.125%, 02/01/18                                          500           498
Perham, Minnesota, Callable 05/01/11
 @ 100 (AMT)
   5.850%, 05/01/15                                        1,205         1,197
Pipestone-Jasper Independent School District
 #2689, Callable 03/01/09 @ 100 (FGIC)
 (MSDCEP)
   5.400%, 03/01/13                                        1,095         1,143
Puerto Rico Commonwealth (MBIA)
   6.000%, 07/01/14                                        1,605         1,817
Puerto Rico Commonwealth, Series A (XLCA)
   5.500%, 07/01/17                                        1,000         1,063


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002     25)

SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
Red Wing Independent School District #256,
 Series A, Crossover Refunded 02/01/03 @ 100
   5.250%, 02/01/05 (D)                                   $1,010      $  1,034
Robbinsdale Independent School District #281,
 Callable 02/01/09 @ 100 (MBIA) (MSDCEP)
   5.000%, 02/01/16                                        1,000         1,001
Robbinsdale Independent School District
 #281 (MSDCEP)
   5.000%, 02/01/08                                        1,000         1,044
Rochester Independent School District #535,
 Series A, Callable 02/01/11 @ 100 (MSDCEP)
   5.000%, 02/01/15                                        1,595         1,609
Rosemount Independent School District #196, Series A,
 Crossover Refunded 06/01/04 @ 100 (MSDCEP)
   5.625%, 06/01/07 (D)                                    1,400         1,471
Sauk Rapids Independent School District #47,
 Series B, Zero Coupon Bond, Callable
 02/01/11 @ 94.63 (FSA)
   5.753%, 02/01/12 (C)                                    1,790         1,108
Sauk Rapids Independent School District #47,
 Series B, Zero Coupon Bond, Callable
 02/01/11 @ 89.37 (FSA) (MSDCEP)
   5.700%, 02/01/13 (C)                                    1,055           612
Savage, Series A (FGIC)
   5.200%, 02/01/05                                        1,000         1,048
Savage, Series A, Callable 02/01/06 @ 100 (FGIC)
   5.350%, 02/01/07                                        1,000         1,048
   5.500%, 02/01/08                                        1,000         1,048
South Washington County Independent School
 District #833, Series B, Callable 02/01/12
 @ 100 (FSA) (MSDCEP)
   5.000%, 02/01/15                                        1,030         1,040
South Washington County, Minnesota Independent
 School District #833, Series A (MSDCEP)
   5.500%, 02/01/09                                          500           536
St. Louis Park Independent School District #283,
 Callable 02/01/09 @ 100 (MSDCEP)
   5.250%, 02/01/10                                        1,500         1,576
   5.600%, 02/01/15                                          725           759
St. Michael Independent School District #885,
 Callable 02/01/12 @ 100 (FSA) (MSDCEP)
   5.000%, 02/01/14                                        1,690         1,720
   5.000%, 02/01/17                                        1,000           992
St. Paul Independent School District #625,
 Series B, Callable 02/01/04 @ 100 (MSDCEP)
   5.800%, 02/01/07                                        1,000         1,045
St. Paul Minnesota, Series A, Callable 03/01/09
 @ 100
   5.000%, 03/01/10                                        1,180         1,225
Stillwater Independent School District #834,
 Callable 02/01/09 @ 100 (MSDCEP)
   4.750%, 02/01/11                                        2,140         2,174
Washington County, Raymie Johnson Apartments,
 Series C, Callable 01/01/04 @ 100 (FGIC)
   6.000%, 01/01/10                                        1,340         1,403
West St. Paul Independent School District #197,
 Zero Coupon Bond (MBIA) (MSDCEP)
   5.896%, 02/01/05 (C)                                    2,000         1,810
Willmar Independent School District #347,
 Series A, Callable 02/01/06 @ 100 (MSDCEP)
   5.150%, 02/01/09                                        1,160         1,196
                                                                      --------
TOTAL GENERAL OBLIGATIONS                                              103,049
                                                                      --------

MINNESOTA INTERMEDIATE TAX FREE FUND (CONCLUDED)

DESCRIPTION                                     PAR (000)/SHARES   VALUE (000)
------------------------------------------------------------------------------
CERTIFICATES OF PARTICIPATION - 5.1%
Eden Prairie Housing & Redevelopment Authority,
 Series A, Callable 12/01/10 @ 100 (MLO)
   5.000%, 12/01/11                                       $  255      $    264
Hennepin County Lease Revenue (MLO)
   4.650%, 11/15/08                                        1,275         1,307
Hennepin County Lease Revenue, Callable
 11/15/08 @ 100 (MLO)
   5.375%, 11/15/09                                        2,280         2,415
Minneapolis Special School District #1, Series A,
 Pre-refunded 02/01/06 @ 100 (MBIA) (MLO)
   5.900%, 02/01/11 (A)                                    2,150         2,316
Minneapolis Special School District #1, Series
 B, Callable 02/01/03 @ 100 (AMBAC) (MLO)
   5.400%, 02/01/04                                        2,000         2,039
   5.500%, 02/01/05                                        2,000         2,047
St. Paul Independent School District #625,
 Series C, Callable 02/01/04 @ 100 (MLO)
   5.850%, 02/01/07                                        1,000         1,048
Stearns County Housing & Redevelopment
 Authority, Series A, Callable 02/01/08 @ 100
 (FSA) (MLO)
   4.950%, 02/01/09                                        1,540         1,582
                                                                      --------
TOTAL CERTIFICATES OF PARTICIPATION                                     13,018
                                                                      --------
TOTAL MUNICIPAL BONDS                                                  251,754
                                                                      --------
MONEY MARKET FUND - 1.6%
Federated Minnesota Municipal Cash Trust               4,030,054         4,030
                                                                      --------
TOTAL MONEY MARKET FUND                                                  4,030
                                                                      --------
TOTAL INVESTMENTS - 99.4%
   (Cost $248,879)                                                     255,784
                                                                      --------
OTHER ASSETS AND LIABILITIES, NET - 0.6%                                 1,505
                                                                      --------
TOTAL NET ASSETS - 100.0%                                             $257,289
                                                                      --------

(A) Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.
(B) Escrowed to Maturity issues are typically backed by U.S. Government obligations. These bonds may still be subject to call at the call date and price indicated.
(C) The rate shown is the effective yield at the time of purchase.
(D) Crossover Refunded securities are backed by the credit of the refunding issuer. These bonds mature at the call date and price indicated.
(E) On March 31, 2002, the total cost of investments purchased on a when-issued basis was $1,127,751.

ACA - American Capital Access
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of March 31, 2002, the aggregate market value of securities subject to the AMT was $20,702,375, which represents 8.1% of net assets.
CGIC - Capital Guaranty Insurance Corporation
FGIC - Financial Guaranty Insurance Corporation
FHA - Federal Housing Authority
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Insurance Association
MLO - Municipal Lease Obligation
MSDCEP - Minnesota School District Credit Enhancement Program
VA - Veterans Administration
XLCA - XL Capital Assurance Inc.


The accompanying notes are an integral part of the financial statements.

(26     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

MINNESOTA TAX FREE FUND

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
MUNICIPAL BONDS - 86.9%
REVENUE BONDS - 69.1%
AUTHORITY - 1.0%
St. Paul Port Authority, Radisson Kellogg Project,
 Series 2, Callable 08/01/08 @ 103
   7.375%, 08/01/29                                       $2,000       $ 1,884
                                                                       -------
BUILDING - 2.6%
Edina Housing & Redevelopment Authority,
 Callable 02/01/12 @ 100
   5.250%, 02/01/21                                        1,010           997
Hastings Housing & Redevelopment Authority,
 Crossover Refunded 02/01/03 @ 101 (MLO)
   6.500%, 02/01/14 (A)                                    1,000         1,035
Minneapolis Art Center Facilities, Walker Art
 Center Project, Callable 07/01/11 @ 100
   5.125%, 07/01/21                                        2,500         2,412
Washington County, Housing & Redevelopment
 Authority, Jail Facility
   5.000%, 02/01/03                                          255           261
                                                                       -------
                                                                         4,705
                                                                       -------
ECONOMIC DEVELOPMENT - 1.9%
Minnesota Agricultural & Economic
 Development Board, Small Business
 Development, Series B, Callable 08/01/08
 @ 102 (AMT)
   7.250%, 08/01/20                                        1,000         1,040
Minnesota Agricultural & Economic
 Development Board, Small Business
 Development, Series C, Callable 08/01/08
 @ 102 (AMT)
   7.250%, 08/01/20                                        1,385         1,375
Minnesota Agricultural & Economic
 Development Board, Small Business
 Development, Series D, Callable 08/01/08
 @ 102 (AMT)
   7.250%, 08/01/20                                        1,120         1,056
                                                                       -------
                                                                         3,471
                                                                       -------
EDUCATION - 10.0%
Golden Valley, The Breck School, Callable
 10/01/09 @ 100
   5.750%, 10/01/14                                        1,000         1,050
Minneapolis Gateway Project, Series A, Callable
 12/01/07 @ 100
   5.250%, 12/01/17                                        1,000         1,006
Minneapolis, The Blake School Project, Callable
 09/01/11 @ 100
   5.450%, 09/01/21                                        2,000         1,993
Minnesota State Higher Education Facilities
 Authority, Augsburg College, Series 4-F1,
 Callable 05/01/06 @ 102
   6.250%, 05/01/23                                        1,500         1,524
Minnesota State Higher Education Facilities
 Authority, Carleton College, Series 3-L1,
 Callable 05/01/06 @ 100
   5.750%, 11/01/12                                        1,050         1,095
Minnesota State Higher Education Facilities
 Authority, Carleton College, Callable 11/01/07
 @ 100
   5.400%, 11/01/15                                        1,500         1,539
Minnesota State Higher Education Facilities
 Authority, College of Art & Design, Series 5-D,
 Callable 05/01/10 @ 100
   6.625%, 05/01/20                                        1,000         1,060

MINNESOTA TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
Minnesota State Higher Education Facilities
 Authority, College of St. Benedict, Series 3-W,
 Callable 03/01/04 @ 100
   6.200%, 03/01/14                                       $  460       $   467
   6.375%, 03/01/20                                          140           142
Minnesota State Higher Education Facilities
 Authority, College of St. Benedict, Series 3-W,
 Pre-refunded 03/01/04 @ 100
   6.200%, 03/01/14 (B)                                      655           693
   6.375%, 03/01/20 (B)                                      360           382
Minnesota State Higher Education Facilities
 Authority, St. John's University, Series 4-L,
 Callable 10/01/07 @ 100
   5.350%, 10/01/17                                          500           501
Minnesota State Higher Education Facilities
 Authority, St. John's University, Series 5-I,
 Callable 10/01/11 @ 100
   5.250%, 10/01/21                                        1,750         1,714
   5.250%, 10/01/26                                        1,000           967
Minnesota State Higher Education Facilities
 Authority, Vermilion Community College,
 Callable 01/01/03 @ 100
   5.750%, 01/01/13                                          670           681
Minnesota State Higher Educational Facilities
 Authority, University of St. Thomas,
 Series 4-A1, Callable 10/01/06 @ 100
   5.625%, 10/01/21                                          500           505
Victoria Private School Facility, Holy Family
 Catholic High School, Series A, Callable
 09/01/09 @ 100
   5.850%, 09/01/24                                        2,000         1,990
   5.875%, 09/01/29                                        1,000           991
                                                                       -------
                                                                        18,300
                                                                       -------
HEALTHCARE - 14.5%
Chisago Health Facilities Authority, Callable
 07/01/05 @ 102
   7.300%, 07/01/25                                          400           404
Cuyuna Range Hospital District, Series A,
 Callable 06/01/07 @ 102
   6.000%, 06/01/29                                        3,000         2,573
Duluth Economic Development Authority, Health
 Care Facilities, Pre-refunded 11/01/02
 @ 100 (AMBAC)
   6.300%, 11/01/22 (B)                                      505           528
Fairmont Senior Housing Mortgage, Callable
 07/01/02 @ 102 (GNMA)
   8.500%, 07/01/15                                          900           921
Fergus Falls Health Care Facilities Authority,
 Series A, Callable 11/01/04 @ 102
   7.000%, 11/01/19                                        1,000           976
Glencoe Health Care Services Facilities Project,
 Callable 04/01/11 @ 101
   7.500%, 04/01/31                                        1,000         1,020
Glencoe Hospital Board, Pre-refunded 08/01/04
 @ 102
   6.750%, 04/01/16 (B)                                    1,100         1,205
Golden Valley, Covenant Retirement
 Communities, Series A, Callable 12/01/09
 @ 101
   5.500%, 12/01/29                                        1,750         1,628
Minneapolis & St. Paul Housing &
 Redevelopment Authority, Group Health Care
 Plan Project, Callable 12/01/02 @ 102
   6.900%, 12/01/22                                        3,000         3,028


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002     27)

SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
Minneapolis & St. Paul Housing &
 Redevelopment Authority, Series A, Callable
 08/15/05 @ 102 (FSA)
   5.600%, 08/15/12                                       $  250       $   259
Minnesota Agricultural & Economic
 Development Board, Benedictine Health,
 Series A, Callable 02/15/10 @ 101 (MBIA)
   5.250%, 02/15/15                                        2,000         2,024
Minnesota Agricultural & Economic
 Development Board, Fairview Hospital Project,
 Series A, Callable 11/15/07 @ 102 (MBIA)
   5.500%, 11/15/11                                          500           526
   5.500%, 11/15/17                                        1,000         1,017
Minnesota Agriculture & Economic Development
 Board, Health Care System, Series A, Callable
 11/15/10 @ 101
   6.375%, 11/15/29                                        5,000         5,143
Monticello, Big Lake Community Hospital,
 Series A
   4.600%, 12/01/02                                          125           126
   4.700%, 12/01/03                                          125           126
Monticello, Big Lake Community Hospital,
 Series A, Callable 12/01/09 @ 100
   5.750%, 12/01/19                                        1,000           903
Olmstead County, Hiawatha Homes Project,
 Callable 07/01/03 @ 102
   6.500%, 07/01/16                                          225           212
St. Cloud Health Care, St. Cloud Hospital
 Obligation Group, Series A, Callable 05/01/10
 @ 101 (FSA)
   5.750%, 05/01/26                                        2,500         2,567
St. Paul Housing & Redevelopment Authority,
 Callable 05/15/09 @ 100
   5.250%, 05/15/18                                        1,000           938
Worthington, Series A, Callable 12/01/02 @ 100
   6.500%, 12/01/10                                          380           371
                                                                       -------
                                                                        26,495
                                                                       -------
HOUSING - 12.4%
Austin Housing & Redevelopment Authority,
 Series A, Callable 01/01/06 @ 102
   7.250%, 01/01/26                                          500           507
Coon Rapids Multifamily Housing, Margaret
 Place, Callable 11/01/07 @ 102
   6.250%, 05/01/18                                          500           472
Coon Rapids Multifamily Housing, Woodland
 North Apartments, Callable 12/01/03
 @ 100 (FHA)
   5.625%, 12/01/09                                        3,080         3,093
Coon Rapids, Multifamily Housing, Callable
 05/23/02 @ 102 (AMT) (FHA)
   6.750%, 08/01/23                                        1,980         2,023
Dakota County Community Development
 Agency, Multifamily Housing, Ebenezer Ridges
 Project, Callable 04/20/11 @ 102 (GNMA)
   5.900%, 04/20/42                                        2,000         2,039
Dakota County Housing & Redevelopment
 Authority, Series A, Callable 05/20/02
 @ 100 (GNMA)
   8.100%, 09/01/12                                           70            70

MINNESOTA TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
Eden Prairie Multifamily Housing, Lincoln Park
 Project, Series A-1, Callable 12/20/10
 @ 103.50 (GNMA)
   6.400%, 12/20/20                                       $1,000       $ 1,039
Eden Prairie Multifamily Housing, Parkway
 Apartments Project, Series A, Callable
 02/20/07 @ 104
   5.700%, 08/20/22                                        1,000         1,016
Hopkins Elderly Housing, Series A, Callable
 11/20/07 @ 102 (GNMA)
   5.600%, 11/20/17                                          500           503
Hopkins Multifamily Housing, Renaissance
 Project, Callable 04/01/07 @ 102
   6.250%, 04/01/15                                          500           511
Minneapolis Multifamily Housing, Seward
 Towers Project, Callable 05/20/02
 @ 101 (GNMA)
   7.375%, 12/20/30                                        1,370         1,387
Minnesota State Housing Finance Agency, Single
 Family Mortgage, Series C, Callable 07/01/09
 @ 100 (AMT)
   6.100%, 07/01/30                                        1,000         1,020
Moorhead Economic Development Authority,
 Series B, Callable 06/01/04 @ 102
   6.000%, 06/01/29                                        1,900         1,640
Roseville Housing Facilities Authority,
 Pre-refunded 10/01/03 @ 102
   7.125%, 10/01/13 (B)                                    2,000         2,166
St. Anthony Housing & Redevelopment Authority,
 Callable 05/20/06 @ 102 (FHA) (GNMA)
   6.250%, 11/20/25                                        1,500         1,561
St. Louis Park, Minnesota Multifamily, Callable
 11/01/08 @ 102 (FHA) (GNMA)
   5.250%, 11/01/20                                          500           487
St. Louis Park Multifamily Housing, Callable
 12/01/05 @ 102 (FHA)
   6.250%, 12/01/28                                          500           512
St. Paul Housing & Redevelopment Authority,
 Como Lake Project, Series B, Callable
 05/23/02 @ 100 (FHA)
   7.500%, 03/01/26                                        1,500         1,469
White Bear Lake, Lake Square Housing, Series
 A, Callable 02/01/07 @ 102 (FHA)
   6.000%, 08/01/20                                        1,020         1,044
                                                                       -------
                                                                        22,559
                                                                       -------
IMPROVEMENTS - 4.0%
Minnesota State Retirement Systems Building,
 Callable 06/01/10 @ 100
   5.875%, 06/01/27                                        7,000         7,376
                                                                       -------


The accompanying notes are an integral part of the financial statements.

(28     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
INDUSTRIAL DEVELOPMENT - 1.0%
Little Canada Commercial Development,
 Callable 04/01/03 @ 102 (MLO)
   7.100%, 04/01/13                                       $1,505      $  1,508
Shakopee Commercial Development
   7.250%, 06/01/02                                           15            15
   7.250%, 12/01/02                                           15            15
   7.350%, 06/01/03                                           15            15
   7.350%, 12/01/03                                           15            15
   7.350%, 06/01/04                                           15            15
   7.350%, 12/01/04                                           20            20
   7.500%, 06/01/05                                           15            15
   7.500%, 12/01/05                                           20            20
   7.500%, 06/01/06                                           20            20
   7.500%, 12/01/06                                           20            20
   7.500%, 06/01/07                                           20            20
   7.500%, 12/01/07                                           25            25
   7.500%, 06/01/08                                           20            20
   7.500%, 12/01/08                                           25            25
                                                                      --------
                                                                         1,768
                                                                      --------
POLLUTION CONTROL - 4.3%
Minnesota Public Facilities Authority, Water
 Pollution Control, Series A, Callable 03/01/10
 @ 100
   5.000%, 03/01/20                                        8,000         7,851
                                                                      --------
RECREATIONAL FACILITY AUTHORITY - 0.1%
Moorhead, Series B
   5.000%, 12/01/02                                          125           127
                                                                      --------
TAX REVENUE - 2.2%
Duluth Economic Development Authority
   8.000%, 08/01/08                                          300           330
Minneapolis Community Development, Series A,
 Zero Coupon Bond (MBIA)
   7.125%, 09/01/04 (C)                                      500           464
Minneapolis Community Development,
 Series G-3, Callable 12/01/11 @ 100
   5.450%, 12/01/31                                        3,250         3,157
                                                                      --------
                                                                         3,951
                                                                      --------
TRANSPORTATION - 4.8%
Minneapolis & St. Paul Metropolitan Airports
 Commission, Callable 01/01/11 @ 100
  (AMT) (FGIC)
   5.250%, 01/01/21                                        2,000         1,951
Minneapolis & St. Paul Metropolitan Airports
 Commission, Series A, Callable 01/01/10
 @ 101 (FGIC)
   5.750%, 01/01/32                                        3,000         3,108
Minneapolis & St. Paul Metropolitan Airports
 Commission, Series B, Callable 01/01/09
 @ 101 (AMT) (FGIC)
   5.250%, 01/01/19                                        3,700         3,639
                                                                      --------
                                                                         8,698
                                                                      --------
UTILITIES - 10.3%
Chaska Electric, Series A, Callable 10/01/10
 @ 100
   6.100%, 10/01/30                                        5,000         5,146

MINNESOTA TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
Southern Minnesota Municipal Power Agency,
 Series A, Callable 01/01/03 @ 102 (MBIA)
   5.000%, 01/01/12                                       $1,000      $  1,010
Southern Minnesota Municipal Power Agency,
 Series A, Pre-refunded 01/01/03
 @ 102 (MBIA)
   5.750%, 01/01/18 (B)                                      850           888
Southern Minnesota Municipal Power Agency,
 Series A, Zero Coupon Bond (MBIA)
   6.650%, 01/01/19 (C)                                   14,000         5,695
   6.700%, 01/01/24 (C)                                    5,000         1,510
   5.800%, 01/01/25 (C)                                    3,500           998
   5.151%, 01/01/27 (C)                                    3,000           764
Western Minnesota Municipal Power Agency,
 Callable 01/01/11 @ 100 (AMBAC)
   5.500%, 01/01/14                                        1,545         1,619
   5.500%, 01/01/15                                          550           572
Western Minnesota Municipal Power Agency,
 Escrowed to Maturity (MBIA)
   9.750%, 01/01/16 (D)                                      410           601
                                                                      --------
                                                                        18,803
                                                                      --------
TOTAL REVENUE BONDS                                                    125,988
                                                                      --------
GENERAL OBLIGATIONS - 17.5%
Anoka-Hennepin Independent School District
 #11, Series A, Callable 02/01/10
 @ 100 (MSDCEP)
   5.750%, 02/01/17                                        1,000         1,057
Becker Independent School District #726,
 Series A, Callable 02/01/10 @ 100 (FSA)
 (MSDCEP)
   6.000%, 02/01/21                                        1,000         1,065
Bloomington Independent School District #271,
 Series B, Callable 02/01/10 @ 100 (MSDCEP)
   5.000%, 02/01/20                                        1,000           977
Burnsville Independent School District #191,
 Series A, Callable 02/01/06 @ 100 (MSDCEP)
   4.875%, 02/01/13                                        1,450         1,461
Chaska Independent School District #112,
 Series A, Callable 02/01/09 @ 100
  (FSA) (MSDCEP)
   5.700%, 02/01/18                                        1,000         1,044
Chaska Independent School District #112,
 Series B, Crossover Refunded 02/01/06
 @ 100 (MSDCEP)
   5.875%, 02/01/11 (A)                                    1,000         1,071
   6.000%, 02/01/16 (A)                                    5,525         5,941
Columbia Heights Independent School District
 #13, Crossover Refunded 02/01/07
 @ 100 (MSDCEP)
   5.250%, 02/01/15 (A)                                    1,000         1,017
Delano Independent School District #879,
 Series A, Callable 02/01/11 @ 100
  (FSA) (MSDCEP)
   5.875%, 02/01/25                                        1,000         1,057
Hennepin County, Series A, Callable 12/01/10
 @ 100
   4.250%, 12/01/12                                        1,000           970
Lakeville Independent School District #194,
 Callable 02/01/09 @ 100 (MSDCEP)
   5.000%, 02/01/17                                        1,000           992


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002     29)

SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

DESCRIPTION                                     PAR (000)/SHARES   VALUE (000)
------------------------------------------------------------------------------
Minneapolis
   5.000%, 12/01/05                                       $1,300      $  1,367
Minneapolis Sports Arena, Callable 04/01/08
 @ 100
   5.100%, 04/01/13                                          500           512
   5.100%, 10/01/13                                          250           256
Minneapolis Sports Arena, Series B, Callable
 09/01/05 @ 100
   5.200%, 03/01/13                                          400           407
North St. Paul Independent School District #622,
 Series B, Callable 05/01/06 @ 100 (MSDCEP)
   5.850%, 05/01/17                                          500           518
Northfield, Minnesota Independent School
 District #659, Callable 02/01/11 @ 100
   5.000%, 02/01/16                                        1,015         1,016
Osseo Independent School District #279,
 Series A, Callable 02/01/10 @ 100
   5.250%, 02/01/21                                        3,000         3,008
Perham, Disposal System, Callable 05/01/11
 @ 100 (AMT)
   6.000%, 05/01/22                                        1,500         1,462
Sauk Rapids Independent School District #47,
 Series A, Callable 02/01/11 @ 100 (MBIA)
   5.750%, 02/01/23                                        2,000         2,093
South Washington County Independent School
 District #833, Callable 06/01/05 @ 100 (MLO)
   5.850%, 06/01/15                                          500           517
St. Louis Park Independent School District #283,
 Callable 02/01/09 @ 100 (MSDCEP)
   5.700%, 02/01/17                                        2,000         2,093
Wayzata Independent School District #284,
 Series A, Callable 02/01/07 @ 100
   5.500%, 02/01/17                                        2,000         2,045
                                                                      --------
TOTAL GENERAL OBLIGATIONS                                               31,946
                                                                      --------
CERTIFICATES OF PARTICIPATION - 0.3%
South Washington County Independent School
 District #833, Series A, Callable 12/01/06
 @ 100 (MLO)
   5.250%, 12/01/14                                          500           505
                                                                      --------
TOTAL CERTIFICATES OF PARTICIPATION                                        505
                                                                      --------
TOTAL MUNICIPAL BONDS                                                  158,439
                                                                      --------
MONEY MARKET FUND - 11.6%
Federated Minnesota Municipal Cash Trust              21,168,284        21,168
                                                                      --------
TOTAL MONEY MARKET FUND                                                 21,168
                                                                      --------
TOTAL INVESTMENTS - 98.5%
   (Cost $176,407)                                                     179,607
                                                                      --------
OTHER ASSETS AND LIABILITIES, NET - 1.5%                                 2,634
                                                                      --------
TOTAL NET ASSETS - 100.0%                                             $182,241
                                                                      --------

MINNESOTA TAX FREE FUND (CONCLUDED)

DESCRIPTION
------------------------------------------------------------------------------
(A) Crossover Refunded securities are backed by the credit of the refunding issuer. These bonds mature at the call date and price indicated.
(B) Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.
(C) The rate shown is the effective yield at the time of purchase.
(D) Escrowed to Maturity issues are typically backed by U.S. Government obligations. These bonds may still be subject to call at the call date and price indicated.

AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of March 31, 2002, the aggregate market value of securities subject to the AMT was $13,566,599, which represents 7.4% of net assets.
FGIC - Financial Guaranty Insurance Corporation
FHA - Federal Housing Authority
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Insurance Association
MLO - Municipal Lease Obligation
MSDCEP - Minnesota School District Credit Enhancement Program


The accompanying notes are an integral part of the financial statements.

(30     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

MISSOURI TAX FREE FUND

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.2%
REVENUE BONDS - 67.8%
AUTHORITY - 3.7%
Puerto Rico Public Buildings Authority, Public
 Education and Health Facilities, Series B,
 Callable 07/01/07 @ 101.50
   5.000%, 07/01/27                                       $4,000       $ 3,863
Puerto Rico Public Buildings Authority, Public
 Education and Health Facilities, Series M,
 Callable 07/01/03 @ 101.50
   5.500%, 07/01/21                                        2,000         2,012
                                                                       -------
                                                                         5,875
                                                                       -------
BUILDING - 9.5%
Clay County, Public Building Authority,
 Callable 05/15/08 @ 100
   5.125%, 05/15/14                                        3,280         3,329
Missouri State Board of Public Buildings, State
 Office Building Special Obligation, Series A,
 Callable 05/01/11 @ 100 (MBIA)
   5.000%, 05/01/23                                        2,000         1,937
   5.000%, 05/01/24                                        5,130         4,950
   5.125%, 05/01/26                                        5,000         4,888
                                                                       -------
                                                                        15,104
                                                                       -------
EDUCATION - 12.7%
Kansas City School District Building, Capital
 Improvement Project,
 Callable 02/01/04 @ 102 (FGIC)
   5.000%, 02/01/14                                        2,230         2,238
Kansas City School District Building, Elementary
 Improvement Project, Series D,
 Callable 02/01/04 @ 102 (FGIC)
   5.000%, 02/01/14                                        1,000         1,004
Missouri State Health & Educational Facilities
 Authority, University of Missouri-Columbia
 Arena Project, Callable 11/01/11 @ 100
   5.000%, 11/01/19                                        2,540         2,485
Missouri State Health & Educational Facilities
 Authority, Washington University, Series B,
 Callable 03/01/11 @ 100
   5.000%, 03/01/30                                        3,000         2,830
Missouri Western State College,
 Callable 10/01/03 @ 102 (MBIA)
   5.400%, 10/01/16                                        1,000         1,015
University of Missouri,
 Callable 11/01/03 @ 101
   5.500%, 11/01/23                                        2,000         2,019
University of Missouri, Pre-refunded 11/01/07
 @ 101
   5.500%, 11/01/21 (A)                                    3,000         3,228
   5.800%, 11/01/27 (A)                                    5,000         5,454
                                                                       -------
                                                                        20,273
                                                                       -------
HEALTHCARE - 16.8%
Missouri State Health & Educational Facilities
 Authority, BJC Health Systems, Series A,
 Escrowed to Maturity
   6.750%, 05/15/12 (C)                                    3,310         3,893
Missouri State Health & Educational Facilities
 Authority, Freeman Hospital Project, Series A,
 Callable 02/15/04 @ 102 (FSA)
   5.375%, 02/15/14                                        1,000         1,015

MISSOURI TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
Missouri State Health & Educational Facilities
 Authority, Nurshome Hospital,
 Callable 05/15/08 @ 101
   5.000%, 05/15/28                                       $3,105       $ 2,878
Missouri State Health & Educational Facilities
 Authority, SSM Health Care System, Series A,
 Callable 06/01/08 @ 101 (MBIA)
   5.000%, 06/01/12                                        1,500         1,525
   5.000%, 06/01/18                                        3,895         3,785
Missouri State Health & Educational Facilities
 Authority, St. Luke's Health System,
 Callable 11/15/03 @ 102 (MBIA)
   5.100%, 11/15/13                                        2,000         2,017
North Kansas City Hospital,
 Callable 11/15/08 @ 101 (AMBAC)
   5.000%, 11/15/28                                        3,000         2,808
University Health Facilities, University of
 Missouri Health System, Series A,
 Callable 11/01/06 @ 102 (AMBAC)
   5.600%, 11/01/26                                        5,000         5,041
University of Missouri Health Systems, Series A,
 Callable 11/01/08 @ 100 (AMBAC)
   5.125%, 11/01/28                                        4,000         3,819
                                                                       -------
                                                                        26,781
                                                                       -------
HOUSING - 0.9%
University City Industrial Development Authority
 Multifamily Housing, Series A,
 Callable 12/20/05 @ 102
   5.950%, 12/20/25                                        1,400         1,425
                                                                       -------
POLLUTION CONTROL - 17.4%
Missouri State Environmental Improvements &
 Energy Resources Authority, Water Pollution
 Control, Series A,
 Callable 07/01/08 @ 101
   5.000%, 01/01/19                                        2,200         2,153
Missouri State Environmental Improvement &
 Energy Resources Authority Water Pollution
 Control, Series A,
 Callable 07/01/10 @ 100
   5.500%, 07/01/16                                        2,495         2,599
Missouri State Environmental Improvement &
 Energy Resources Authority, Water Pollution
 Control, Series B,
 Callable 01/01/09 @ 101
   5.250%, 01/01/15                                        2,180         2,242
Missouri State Environmental Improvement &
 Energy Resources Authority, Water Pollution
 Control, Series C
   5.250%, 07/01/10                                        4,405         4,662
   5.375%, 07/01/13                                        1,570         1,667
   5.375%, 07/01/14                                        2,400         2,545
   5.375%, 07/01/15                                        1,500         1,585
   5.375%, 07/01/16                                        2,000         2,105
Missouri State Environmental Improvement &
 Energy Resources Authority, Water Pollution
 Control, Series C,
 Callable 07/01/11 @ 100
   5.000%, 07/01/23                                        6,655         6,438
Missouri State Environmental Improvement &
 Energy Resources Authority, Water Pollution
 Control, Series D, Pre-refunded 01/01/06
 @ 101
   5.875%, 01/01/15 (A)                                      725           785


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002     31)

SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
Missouri State Environmental Improvement &
 Energy Resources Authority, Water Pollution
 Control, Series E, Pre-refunded 07/01/06
 @ 101
   5.625%, 07/01/16 (A)                                   $  915      $    989
                                                                      --------
                                                                        27,770
                                                                      --------
UTILITIES - 6.8%
Kansas City Water, Series A,
 Callable 12/01/08 @ 101
   5.000%, 12/01/11                                        4,390         4,555
Kansas City Water, Series B,
 Callable 12/01/06 @ 101
   5.000%, 12/01/16                                        2,200         2,206
Sikeston Electric,
 Callable 06/01/06 @ 101 (MBIA)
   5.000%, 06/01/22                                        1,000           970
Sikeston Electric, Pre-refunded 06/01/02
 @ 102 (MBIA)
   6.250%, 06/01/22 (A)                                    1,000         1,028
Springfield Water Works, Series A, Pre-refunded
 05/01/05 @ 102
   5.600%, 05/01/23 (A)                                    2,000         2,123
                                                                      --------
                                                                        10,882
                                                                      --------
TOTAL REVENUE BONDS                                                    108,110
                                                                      --------
GENERAL OBLIGATIONS - 29.4%
Clayton School District,
 Callable 03/01/07 @ 101
   5.000%, 03/01/17                                        3,325         3,327
Hazelwood, School District, Partially
 Pre-refunded 03/01/04 @ 100
   5.850%, 03/01/09 (A)                                    1,000         1,054
Jackson County School District,
 Callable 03/01/08 @ 100
   4.850%, 03/01/13                                        2,000         2,020
Jefferson City School District, Series A
   6.700%, 03/01/11                                        1,000         1,143
Kansas City, Series A,
 Callable 03/01/08 @ 101
   5.250%, 09/01/12                                        3,980         4,147
Missouri State, Fourth State Street Building,
 Series A, Callable 08/01/06 @ 100
   5.400%, 08/01/09                                        2,000         2,093
Missouri State Highways & Transportation Road,
 Series A
   5.000%, 02/01/11                                        5,000         5,192
Missouri State Highways & Transportation Road,
 Series A, Callable 02/01/11 @ 100
   5.250%, 02/01/20                                        5,000         5,035
Missouri State Water Pollution Control, Series A,
 Callable 08/01/06 @ 100
   5.750%, 08/01/18                                        2,085         2,163
North Kansas City, Missouri School District,
 Callable 03/01/11 @ 100
   5.000%, 03/01/16                                        1,265         1,265
Puerto Rico Commonwealth, Series A,
 Callable 07/01/02 @ 101.50
   6.000%, 07/01/06                                        1,000         1,025
Puerto Rico Municipal Finance Agency,
 Callable 08/01/09 @ 101
   5.500%, 08/01/23                                        3,000         3,081
St. Louis County
   5.000%, 02/01/12                                        3,250         3,373

MISSOURI TAX FREE FUND (CONCLUDED)

DESCRIPTION                                     PAR (000)/SHARES   VALUE (000)
------------------------------------------------------------------------------
St. Louis County Public Safety,
 Callable 08/15/09 @ 100 (FGIC)
   5.125%, 02/15/17                                       $4,185      $  4,199
St. Louis County Rockwood School District
 #R-6,
 Callable 02/01/11 @ 100
   5.000%, 02/01/13                                        3,000         3,069
St. Louis, Missouri Board of Education (FGIC)
   5.500%, 04/01/09                                        1,720         1,842
Wentzville School District #R-4,
 Callable 03/01/08 @ 100 (FSA)
   5.100%, 03/01/18                                        3,000         2,990
                                                                      --------
TOTAL GENERAL OBLIGATIONS                                               47,018
                                                                      --------
TOTAL MUNICIPAL BONDS                                                  155,128
                                                                      --------
RELATED PARTY MONEY MARKET FUND - 1.4%
First American Tax Free Obligations Fund (B)           2,213,324         2,213
                                                                      --------
TOTAL RELATED PARTY MONEY MARKET FUND                                    2,213
                                                                      --------
TOTAL INVESTMENTS - 98.6%
   (Cost $156,418)                                                     157,341
                                                                      --------
OTHER ASSETS AND LIABILITIES, NET - 1.4%                                 2,212
                                                                      --------
TOTAL NET ASSETS - 100.0%                                             $159,553
                                                                      --------

(A) Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.
(B) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See also the notes to the financial statements.
(C) Escrowed to Maturity issues are typically backed by U.S. Government obligations. These bonds may still be subject to call at the call date and price indicated.

AMBAC - American Municipal Bond Assurance Corporation
FGIC - Financial Guaranty Insurance Corporation
FSA - Financial Security Assurance
MBIA - Municipal Bond Insurance Association


The accompanying notes are an integral part of the financial statements.

(32     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

NEBRASKA TAX FREE FUND

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
MUNICIPAL BONDS - 94.9%
REVENUE BONDS - 76.8%
EDUCATION - 24.7%
Nebraska Educational Finance Authority,
 Concordia University Project,
 Callable 12/15/08 @ 100
   5.250%, 12/15/15                                       $1,270       $ 1,252
   5.350%, 12/15/18                                        2,040         1,982
Nebraska Educational Finance Authority,
 Creighton University Project, Series A (AMBAC)
   5.000%, 09/01/09                                          500           518
Nebraska Utility Corporation, University of
 Nebraska, Lincoln Project,
 Callable 01/01/12 @ 100
   5.250%, 01/01/15                                        1,045         1,066
University of Nebraska,
 Callable 07/15/08 @ 100
   5.250%, 07/15/11                                        1,000         1,040
University of Nebraska Facilities, Medical Center
 Research Project, Callable 02/15/12 @ 100
   5.000%, 02/15/15                                        1,000           996
University of Nebraska, Lincoln Parking Project,
 Callable 08/01/05 @ 102
   5.100%, 06/01/09                                          500           515
                                                                       -------
                                                                         7,369
                                                                       -------
HEALTHCARE - 13.7%
Douglas County Hospital Authority #1, Immanuel
 Medical Center,
 Callable 09/01/07 @ 102 (AMBAC)
   4.900%, 09/01/09                                          750           772
Lancaster County Hospital Authority, Bryanlgh
 Medical Center Project,
 Callable 06/01/11 @ 100 (AMBAC)
   5.000%, 06/01/19                                          500           485
   5.125%, 06/01/21                                        1,200         1,176
Madison County Hospital Authority #1, Faith
 Regional Health Services Project,
 Callable 01/01/12 @ 100 (AG)
   5.500%, 07/01/21                                        1,000           995
Platte County Hospital Authority #1, Columbus
 Community Hospital Project,
 Callable 05/01/10 @ 101 (AG)
   5.850%, 05/01/14                                          650           682
                                                                       -------
                                                                         4,110
                                                                       -------
HOUSING - 5.7%
Nebraska Investment Finance Authority, Single
 Family Housing, Series A,
 Callable 03/01/11 @ 100 (AMT)
   5.150%, 03/01/16                                        1,000           974
Omaha Nebraska Housing Authority, Multifamily
 Housing, Timbercreek Apartments,
 Callable 10/01/11 @ 100 (GNMA)
   5.150%, 11/20/22                                          750           729
                                                                       -------
                                                                         1,703
                                                                       -------

NEBRASKA TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
LEASE REVENUE - 4.4%
Nebraska Educational Telecommunication
 Commission, Leasing Project, Series 2000
   6.000%, 02/01/06                                       $  750       $   804
Omaha Nebraska Stadium Facilities, Rosenblatt
 Stadium Project,
 Callable 11/01/11 @ 102
   5.250%, 11/01/16                                          500           501
                                                                       -------
                                                                         1,305
                                                                       -------
RECREATIONAL FACILITY AUTHORITY - 3.5%
Douglas County Zoo Facility, Omaha Henry
 Doorly Zoo Project,
 Callable 09/01/09 @ 100
   5.650%, 09/01/11                                        1,000         1,057
                                                                       -------
TAX REVENUE - 4.9%
Lincoln Nebraska,
 Callable 09/12/12 @ 100
   5.000%, 09/15/16                                          975           972
Omaha Nebraska Special Tax Revenue, Series A,
 Callable 02/01/12 @ 101
   5.125%, 02/01/32                                          500           481
                                                                       -------
                                                                         1,453
                                                                       -------
TRANSPORTATION - 0.9%
Omaha Nebraska Airport Authority,
 Callable 01/01/11 @ 100 (FSA)
   5.500%, 01/01/14                                          250           258
                                                                       -------
UTILITIES - 19.0%
Alliance Electrical Systems,
 Callable 06/15/08 @ 100 (AMBAC)
   5.000%, 12/15/14                                          260           261
   5.100%, 12/15/15                                          460           463
Cuming County Public Power District,
 Callable 05/15/06 @ 100
   5.600%, 05/15/21                                          250           248
Grand Island Electrical Systems,
 Callable 06/27/11 @ 100 (MBIA)
   5.125%, 08/15/16                                          750           751
Hastings Nebraska Electrical Systems,
 Callable 05/01/11 @ 100 (FSA)
   5.000%, 01/01/15                                        1,000         1,001
   5.000%, 01/01/16                                          750           746
Lincoln Electrical Systems,
 Callable 09/01/11 @ 100
   5.000%, 09/01/15                                          500           505
Municipal Energy Agency of Nebraska, Series A,
 Callable 04/01/02 @ 102 (AMBAC)
   5.600%, 04/01/03                                          750           765
Nebraska Investment Finance Authority, Drinking
 Water System Revolving Fund,
 Callable 01/01/09 @ 100
   4.500%, 01/01/10                                          115           114
   5.150%, 01/01/16                                          580           574
Omaha Public Power Electrical Systems
   6.200%, 02/01/17                                          210           236
                                                                       -------
                                                                         5,664
                                                                       -------
TOTAL REVENUE BONDS                                                     22,919
                                                                       -------


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002     33)

SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

NEBRASKA TAX FREE FUND (CONCLUDED)

DESCRIPTION                                     PAR (000)/SHARES   VALUE (000)
------------------------------------------------------------------------------
GENERAL OBLIGATIONS - 13.8%
Bellevue, Nebraska (MBIA)
   1.600%, 06/15/02                                         $100       $   100
Dawson County Nebraska School District,
 Callable 06/15/06 @ 102
   5.100%, 12/15/16                                          365           362
Douglas County School District #1, Series B,
 Callable 06/15/11 @ 100
   4.900%, 12/15/17                                          350           344
Douglas County School District #54, Ralston
 Public Schools, Callable 08/15/11 @ 100
   5.000%, 12/15/16                                          845           840
Lancaster County School District #1, Lincoln
 Public Schools, Callable 01/15/11 @ 100
   5.250%, 07/15/19                                          220           221
Omaha, Series A
   6.500%, 12/01/18                                          825           967
Omaha, Series B,
 Callable 12/01/03 @ 100
   5.250%, 12/01/25                                          500           496
Omaha-Douglas Public Building, Callable
 05/01/11 @ 100
   4.900%, 05/01/16                                          500           495
Omaha-Douglas Public Building,
 Callable 05/01/11 @ 100
   5.100%, 05/01/20                                          300           295
                                                                       -------
TOTAL GENERAL OBLIGATIONS                                                4,120
                                                                       -------
CERTIFICATES OF PARTICIPATION - 4.3%
Western Nebraska Community College,
 Callable 10/15/07 @ 100
   4.700%, 10/15/10                                          295           292
   4.800%, 10/15/11                                          195           193
   4.900%, 10/15/12                                          250           246
   5.000%, 10/15/13                                          300           295
   5.100%, 10/15/14                                          250           246
                                                                       -------
TOTAL CERTIFICATES OF PARTICIPATION                                      1,272
                                                                       -------
TOTAL MUNICIPAL BONDS                                                   28,311
                                                                       -------
RELATED PARTY MONEY MARKET FUND - 3.8%
First American Tax Free Obligations Fund (A)           1,130,704         1,131
                                                                       -------
TOTAL RELATED PARTY MONEY MARKET FUND                                    1,131
                                                                       -------
TOTAL INVESTMENTS - 98.7%
   (Cost $29,596)                                                       29,442
                                                                       -------
OTHER ASSETS AND LIABILITIES, NET - 1.3%                                   393
                                                                       -------
TOTAL NET ASSETS - 100.0%                                              $29,835
                                                                       -------

(A) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See also the notes to the financial statements.

AG - Asset Guaranty
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of March 31, 2002, the aggregate market value of securities subject to the AMT was $973,610, which represents 3.3% of net assets.
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Insurance Association


OREGON INTERMEDIATE TAX FREE FUND

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
MUNICIPAL BONDS - 98.1%
REVENUE BONDS - 43.3%
BUILDING - 0.7%
Oregon State Fair & Exposition Center,
 Callable 05/20/02 @ 103 (AG)
   5.400%, 10/01/06                                       $1,010       $ 1,039
                                                                       -------
EDUCATION - 5.5%
Multnomah County Educational Facilities,
 University of Portland Educational Facilities,
 Callable 04/01/07 @ 102 (AMBAC)
   5.750%, 04/01/10                                        2,245         2,416
   5.700%, 04/01/15                                        1,000         1,014
Oregon State Health, Housing, Educational &
 Cultural Facilities Authority, George Fox
 University, Series A,
 Callable 03/01/07 @ 102 (BA)
   5.400%, 03/01/09                                          395           416
   5.450%, 03/01/10                                          415           435
Oregon State Health, Housing, Educational &
 Cultural Facilities Authority, Lewis & Clark
 College (MBIA)
   5.250%, 10/01/02                                          550           559
   5.300%, 10/01/03                                          630           655
Oregon State Health, Housing, Educational &
 Cultural Facilities Authority, Reed College,
 Series A, Callable 07/01/06 @ 102
   5.375%, 07/01/15                                        2,000         2,030
Salem Educational Facilities, Williamette
 University
   5.500%, 04/01/04                                          500           523
Salem Educational Facilities, Williamette
 University, Callable 04/01/04 @ 101
   5.700%, 04/01/05                                          500           525
                                                                       -------
                                                                         8,573
                                                                       -------
HEALTHCARE - 6.6%
Clackamas County Health Facilities Authority,
 Adventist Health Systems, Series A,
 Callable 05/20/02 @ 102 (MBIA)
   5.900%, 03/01/03                                          885           906
Clackamas County Hospital Facilities Authority,
 Legacy Health Systems,
 Callable 08/15/09 @ 101
   5.250%, 02/15/11                                        2,000         2,059
   5.375%, 02/15/12                                        1,000         1,032
Clackamas County Hospital Facilities Authority,
 Mary's Woods, Series A,
 Callable 05/15/09 @ 102
   6.125%, 05/15/13                                        1,000         1,012
Clackamas County Hospital Facilities Authority,
 Sisters of Providence, Series A,
 Callable 04/01/02 @ 102
   6.200%, 10/01/02                                          680           693
Douglas County Hospital Facilities Authority,
 Catholic Health, Series B (MBIA)
   5.500%, 11/15/04                                          505           534
Klamath Falls, Oregon Intercommunity Hospital,
 Merle West Medical Center Project,
 Callable 09/01/12 @ 101
   5.700%, 09/01/13 (D)                                      800           799
Medford Hospital Facilities Authority, Asante
 Health Systems,
 Callable 08/15/08 @ 101 (MBIA)
   5.250%, 08/15/11                                        1,000         1,038
   5.375%, 08/15/12                                        1,000         1,039


The accompanying notes are an integral part of the financial statements.

(34     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
Salem Hospital Facilities Authority,
 Callable 08/15/08 @ 101
   5.250%, 08/15/14                                       $1,000       $ 1,008
                                                                       -------
                                                                        10,120
                                                                       -------
HOUSING - 5.0%
Oregon State Housing & Community Services,
 Series A, Callable 07/01/03 @ 102
   4.900%, 07/01/05                                        1,075         1,110
   5.750%, 07/01/12                                        2,490         2,512
Oregon State Housing & Community Services,
 Series A, Callable 07/01/04 @ 102
   6.400%, 07/01/18                                          795           832
Oregon State Housing & Community Services,
 Series A, Callable 07/01/06 @ 102
   6.000%, 07/01/16                                        1,065         1,109
Oregon State Housing & Community Services,
 Series E, Callable 01/01/10 @ 100 (FHA)
   5.750%, 07/01/13                                          880           917
Portland Housing Authority, Riverwood Project,
 Pre-refunded 01/01/06 @ 100
   6.000%, 01/01/11 (A)                                    1,170         1,258
                                                                       -------
                                                                         7,738
                                                                       -------
IMPROVEMENTS - 2.1%
Oregon State Department of Administrative
 Services Lottery, Series A,
 Callable 04/01/10 @ 100 (FSA)
   5.000%, 04/01/12                                        1,050         1,079
Oregon State Department of Administrative
 Services Lottery, Series B
   5.250%, 04/01/08                                        2,000         2,112
                                                                       -------
                                                                         3,191
                                                                       -------
MUNICIPAL BOND BANK - 0.3%
Oregon State Economic Development
 Department,
 Callable 05/20/02 @ 102
   4.850%, 01/01/04                                          515           526
                                                                       -------
POLLUTION CONTROL - 1.6%
Baker County Pollution Control, Ash Grove
 Cement West Project,
 Callable 07/01/02 @ 100 (SBA)
   6.050%, 07/01/03                                          335           338
Port of St. Helens Pollution Control, Portland
 General Electric
   4.800%, 04/01/10                                        2,450         2,120
                                                                       -------
                                                                         2,458
                                                                       -------
TAX REVENUE - 1.4%
Portland Urban Renewal & Redevelopment,
 Convention Center, Series A,
 Callable 06/15/10 @ 101 (AMBAC)
   5.750%, 06/15/15                                        1,000         1,068
Tri-County Metropolitan Transportation District,
 Series A, Pre-refunded 08/01/02 @ 101
   5.450%, 08/01/04 (A)                                    1,000         1,022
                                                                       -------
                                                                         2,090
                                                                       -------
TRANSPORTATION - 6.3%
Oregon State Department of Transportation,
 Highway User Tax,
 Callable 11/15/10 @ 100
   5.125%, 11/15/14                                        2,260         2,310
Oregon State Department of Transportation,
 Regional Light Rail Fund,
 Callable 06/01/04 @ 102 (MBIA)
   6.000%, 06/01/05                                        2,000         2,139

OREGON INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
Port Marrow, Callable 06/01/05 @ 100
   6.250%, 06/01/15                                       $1,500       $ 1,510
Port Portland Airport, Series 12-A,
 Callable 01/01/09 @ 101 (FGIC)
   5.250%, 07/01/11                                        1,165         1,207
   5.250%, 07/01/12                                        2,000         2,060
Tri-County Metropolitan Transportation District,
 Series 1 (MGT)
   4.900%, 06/01/09                                          500           508
                                                                       -------
                                                                         9,734
                                                                       -------
UTILITIES - 13.8%
Clackamas County Service District #1,
 Callable 10/01/06 @ 100
   6.200%, 10/01/09                                          700           759
Emerald Peoples Utility District (FGIC)
   7.200%, 11/01/02                                        1,235         1,273
Eugene Electric Utilities,
 Callable 08/01/06 @ 100 (FSA)
   5.375%, 08/01/11                                        1,195         1,235
Eugene Electric Utilities,
 Callable 08/01/07 @ 100 (FSA)
   5.000%, 08/01/11                                        1,305         1,336
Eugene Electric Utilities,
 Callable 08/01/08 @ 100 (FSA)
   4.800%, 08/01/13                                        1,190         1,198
Eugene Electric Utilities, Series B,
 Callable 05/20/02 @ 100 (MBIA)
   4.750%, 08/01/12                                          670           670
   4.900%, 08/01/14                                          475           475
Gresham Sewer, Callable 06/01/02 @ 102
   5.250%, 06/01/05                                          500           511
Marion County Solid Waste & Electric, Ogden
 Martin System Project (AMBAC)
   5.500%, 10/01/06                                        1,400         1,494
Portland Sewer Systems, Series A,
 Callable 06/01/07 @ 100 (FGIC)
   5.000%, 06/01/09                                        2,250         2,320
   5.000%, 06/01/15                                        1,000         1,004
Portland Sewer Systems, Series B,
 Callable 04/01/02 @ 102 (FGIC)
   5.500%, 04/01/04                                          600           622
Salem Water & Sewer (MBIA)
   6.000%, 06/01/06                                        1,135         1,231
Tualatin Valley Water District,
 Callable 06/01/08 @ 100 (FSA)
   5.000%, 06/01/12                                        1,000         1,022
Washington County, Oregon Clean Water
 Services (FGIC)
   5.125%, 10/01/14                                        1,990         2,041
Washington County Unified Sewer Agency,
 Callable 10/01/06 @ 101 (FGIC)
   5.200%, 10/01/09                                        1,300         1,357
Washington County Unified Sewer Agency,
 Series 1 (FGIC)
   5.750%, 10/01/08                                        1,000         1,089
Washington County Unified Sewer Agency,
 Series A (FGIC)
   5.750%, 10/01/11                                          500           548
Washington County Unified Sewer Agency,
 Series A, Zero Coupon Bond
   3.170%, 10/01/05 (B)                                    1,150         1,014
                                                                       -------
                                                                        21,199
                                                                       -------
TOTAL REVENUE BONDS                                                     66,668
                                                                       -------


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002     35)

SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
GENERAL OBLIGATIONS - 48.3%
Beaverton Limited Tax, Series B,
 Callable 04/01/02 @ 100
   5.000%, 04/01/03                                       $  900       $   913
Chemeketa, Oregon Community College
 District (FGIC)
   5.500%, 06/01/13                                        2,170         2,325
Chemeketa, Oregon Community College,
 Pre-refunded 06/01/06 @ 100 (FGIC)
   5.650%, 06/01/09 (A)                                    1,000         1,073
Clackamas & Washington Counties Joint School
 District #3, Series A,
 Callable 10/01/02 @ 101
   5.650%, 10/01/05                                          235           241
Clackamas County Limited Tax Assessment,
 Callable 11/01/02 @ 100
   6.000%, 05/01/10                                        1,000         1,000
Clackamas County School District #7, Lake
 Oswego, Callable 06/01/11 @ 100
   5.500%, 06/01/12                                        1,240         1,327
Clackamas County School District #12, North
 Clackamas,
 Callable 06/01/03 @ 100 (FGIC)
   4.650%, 06/01/05                                        1,025         1,048
Clackamas County School District #86, Canby,
 Callable 06/15/10 @ 100 (SBG)
   5.500%, 06/15/15                                        1,835         1,914
Deschutes & Jefferson Counties School
 District #2, Callable 06/15/11 @ 100
   5.500%, 06/15/14                                        1,725         1,819
Deschutes & Jefferson Counties School District
 #2, Redmond, Pre-refunded 06/01/03
 @ 100 (MBIA)
   5.400%, 06/01/05 (A)                                    1,000         1,035
Deschutes County,
 Callable 12/01/06 @ 100 (MBIA)
   5.250%, 12/01/09                                        1,000         1,040
Eugene Public Safety Facilities,
 Callable 06/01/06 @ 100 (FGIC)
   5.700%, 06/01/16                                        1,295         1,338
Hood River County School District,
 Callable 06/15/11 @ 100 (SBG)
   5.250%, 06/15/16                                        1,030         1,051
Jackson County School District #549,
 Medford (SBG)
   5.000%, 06/15/12                                        2,000         2,066
Josephine County School District #7 (FGIC)
   5.750%, 06/01/06                                        1,525         1,641
Lane County School District #4, Eugene (FGIC)
   5.000%, 07/01/11                                        1,785         1,856
Lane County School District #40, Creswell,
 Callable 06/15/10 @ 100 (SBG)
   5.000%, 06/15/11                                        1,120         1,160
Lane County School District #52, Bethel,
 Callable 06/15/10 @ 100 (SBG)
   5.350%, 06/15/11                                        1,285         1,359
Lincoln City, Series A,
 Callable 08/01/02 @ 100 (AMBAC)
   5.000%, 02/01/03                                          100           101
Lincoln County School District (FGIC)
   6.000%, 06/15/06                                        1,055         1,145
Linn Benton, Oregon Community College
 District, Zero Coupon Bond (FGIC) (SBG)
   4.000%, 06/15/08 (B)                                      985           743
   4.210%, 06/15/09 (B)                                    1,000           714

OREGON INTERMEDIATE TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
Linn County, Oregon Community School District,
 Callable 06/15/13 @ 100 (FGIC) (SBG)
   5.550%, 06/15/21                                       $1,000       $   913
Marion & Polk Counties School District #24-J,
 Salem, Pre-refunded 10/01/02 @ 100
   5.600%, 10/01/04 (A)                                      635           647
   5.700%, 10/01/05 (A)                                      660           673
   5.800%, 10/01/06 (A)                                      715           729
Marion & Polk Counties School District #7-J,
 Silverton, Callable 06/01/04 @ 101 (FSA)
   5.600%, 06/01/06                                          860           901
McMinnville, Oregon School District
   5.500%, 06/15/13                                        1,000         1,069
Metropolitan Open Space Program, Series A,
 Callable 09/01/03 @ 102
   5.000%, 09/01/04                                        1,025         1,071
Metropolitan, Washington Park Zoo, Series A
   6.000%, 01/15/05                                        1,215         1,297
Metropolitan, Washington Park Zoo, Series A,
 Callable 01/15/07 @ 100
   5.250%, 01/15/10                                        1,000         1,036
Morrow County School District #1 (MBIA)
   5.500%, 06/01/04                                          795           836
   5.500%, 06/01/05                                          835           884
Multnomah-Clackamas County School District
 #10, Gresham-Barlow,
 Callable 06/15/11 @ 100 (FSA) (SBG)
   5.500%, 06/15/13                                        1,780         1,890
Multnomah-Clackamas County School District
 #28-302, Centennial,
 Callable 06/15/11 @ 100 (FGIC) (SBG)
   5.500%, 06/15/14                                        1,715         1,809
Multnomah County, Series A,
 Callable 04/01/10 @ 100
   5.000%, 04/01/11                                        1,000         1,035
   5.125%, 04/01/13                                        2,445         2,522
Multnomah County School District #3,
 Park Rose, Callable 12/01/05 @ 100 (FGIC)
   5.600%, 12/01/07                                          530           567
Multnomah County School District #7,
 Reynolds (AMBAC)
   5.500%, 06/01/06                                        1,000         1,066
Multnomah County School District #7, Reynolds,
 Callable 06/15/11 @ 100 (SBG)
   5.625%, 06/15/15                                        1,000         1,059
Multnomah County School District #40
   5.250%, 06/01/04                                        1,000         1,046
Oregon State Alternative Energy, Private Act,
 Callable 07/01/04 @ 100
   5.300%, 07/01/05                                          900           934
Oregon State Board of Higher Education,
 Series A, Callable 08/01/09 @ 101
   5.500%, 08/01/15                                        1,255         1,314
Oregon State Pollution Control, Series A,
 Callable 11/01/07 @ 100
   4.875%, 11/01/11                                          455           464
Polk, Marion & Benton Counties School District
 #13-J, Callable 12/01/04 @ 101 (FGIC)
   5.500%, 12/01/05                                          570           603
Port Portland, Series A
   4.500%, 03/01/06                                        1,000         1,029
Portland Emergency Facilities, Series A,
 Callable 06/01/09 @ 100
   5.000%, 06/01/12                                        1,060         1,088


The accompanying notes are an integral part of the financial statements.

(36     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
Portland, Oregon Community College Services,
 Callable 06/01/11 @ 100
   5.375%, 06/01/15                                       $1,375      $  1,430
   5.125%, 06/01/16                                        1,000         1,013
Salem-Keizer School District #24-J,
 Callable 06/01/08 @ 100 (FSA)
   5.100%, 06/01/12                                        2,000         2,054
Salem-Keizer School District #24-J,
 Callable 06/01/09 @ 100 (SBG)
   5.250%, 06/01/12                                        1,000         1,040
Tri-County Metropolitan Transportation District,
 Light Rail Extension, Series A,
 Callable 07/01/09 @ 101
   5.250%, 07/01/10                                        1,115         1,180
   5.250%, 07/01/12                                        1,000         1,045
Tualatin Hills Park & Recreation District (FGIC)
   5.750%, 03/01/13                                          870           950
Wasco County, Oregon School District #12
   5.500%, 06/15/14                                        1,080         1,153
Washington & Clackamas Counties School
 District #23-J, Tigard (FGIC)
   5.750%, 06/01/06                                        1,055         1,135
Washington & Clackamas Counties School
 District #23-J, Tigard, Zero Coupon Bond
   5.281%, 06/15/14 (B)                                    1,030           551
Washington County Criminal Justice Facilities,
 Pre-refunded 12/01/04 @ 100
   5.625%, 12/01/05 (A)                                      850           905
   6.000%, 12/01/13 (A)                                    1,000         1,075
Washington County School District #3,
 Hillsboro (MBIA)
   5.750%, 11/01/04                                          800           853
Washington County School District #15, Forest
 Grove, Pre-refunded 06/01/04 @ 101 (FGIC)
   5.700%, 06/01/06 (A)                                    1,000         1,057
Washington County School District #48-J,
 Beaverton, Callable 08/01/08 @ 100
   5.250%, 08/01/10                                        2,000         2,093
Washington, Multnomah & Yamhill Counties
 School District #1-J
   5.000%, 11/01/14                                        1,000         1,025
Washington, Multnomah & Yamhill Counties
 School District #1-J,
 Callable 06/01/09 @ 100
   5.250%, 06/01/12                                        1,185         1,231
Wilsonville, Callable 06/01/08 @ 100
   5.000%, 12/01/10                                          540           549
Yamhill County School District #40,
 McMinnville (FGIC)
   6.000%, 06/01/08                                          600           659
                                                                      --------
TOTAL GENERAL OBLIGATIONS                                               74,389
                                                                      --------
CERTIFICATES OF PARTICIPATION - 6.5%
Multnomah County Oregon,
 Callable 07/01/03 @ 101
   5.100%, 07/01/04                                          925           957
Multnomah County,
 Callable 08/01/08 @ 101 (MLO)
   4.750%, 08/01/11                                        2,200         2,231
Oregon State Department of Administrative
 Services, Series A (AMBAC) (MLO)
   5.500%, 05/01/07                                        1,000         1,066
Oregon State Department of Administrative
 Services, Series A,
 Callable 11/01/05 @ 101 (MBIA) (MLO)
   5.000%, 11/01/06                                        1,350         1,427

OREGON INTERMEDIATE TAX FREE FUND (CONCLUDED)

DESCRIPTION                                     PAR (000)/SHARES   VALUE (000)
------------------------------------------------------------------------------
Oregon State Department of Administrative
 Services, Series A,
 Callable 05/01/09 @ 101 (AMBAC) (MLO)
   5.000%, 05/01/14                                       $1,200      $  1,215
Oregon Sate Department of Administrative
 Services, Series B
   5.000%, 05/01/02                                          540           542
Oregon State Department of Administrative
 Services, Series B,
 Callable 11/01/07 @ 101 (AMBAC) (MLO)
   5.000%, 11/01/11                                          840           863
Oregon State Department of Administrative
 Services, Series C,
 Callable 05/01/06 @ 101 (MBIA) (MLO)
   5.750%, 05/01/07                                        1,635         1,771
                                                                      --------
TOTAL CERTIFICATES OF PARTICIPATION                                     10,072
                                                                      --------
TOTAL MUNICIPAL BONDS                                                  151,129
                                                                      --------
RELATED PARTY MONEY MARKET FUND - 0.9%
First American Tax Free Obligations Fund (C)           1,420,905         1,421
                                                                      --------
TOTAL RELATED PARTY MONEY MARKET FUND                                    1,421
                                                                      --------
TOTAL INVESTMENTS - 99.0%
   (Cost $149,216)                                                     152,550
                                                                      --------
OTHER ASSETS AND LIABILITIES, NET - 1.0%                                 1,487
                                                                      --------
TOTAL NET ASSETS - 100.0%                                             $154,037
                                                                      --------

(A) Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.
(B) The rate shown is the effective yield at the time of purchase.
(C) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See also the notes to the financial statements.
(D) On March 31, 2002, the total cost of investments purchased on a when-issued basis was $825,523.

AG - Asset Guaranty
AMBAC - American Municipal Bond Assurance Corporation
BA - Bank of America
FGIC - Financial Guaranty Insurance Corporation
FHA - Federal Housing Authority
FSA - Financial Security Assurance
MBIA - Municipal Bond Insurance Association
MGT - Morgan Guaranty Trust
MLO - Municipal Lease Obligation
SBA - Small Business Administration
SBG - School Board Guaranty


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002     37)

SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

TAX FREE FUND

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.7%
ALABAMA - 0.5%
Bessemer, Alabama Water Revenue, Callable
 07/01/06 @ 102 (AMBAC) (RB)
   5.750%, 07/01/16                                       $2,500       $ 2,620
                                                                       -------
ALASKA - 1.3%
Alaska Energy Authority Power Revenue,
 Bradley Lake, Third Series (FSA) (RB)
   6.000%, 07/01/10                                        1,000         1,099
   6.000%, 07/01/11                                        4,040         4,465
Alaska State Housing Finance Authority, Series A,
 Callable 06/01/07 @ 102 (MBIA) (RB)
   5.900%, 12/01/19                                        1,000         1,027
Alaska State Housing Finance Authority, Series A,
 Callable 12/01/05 @ 105 (MBIA) (RB)
   5.700%, 12/01/11                                          505           515
                                                                       -------
                                                                         7,106
                                                                       -------
ARIZONA - 1.4%
Arizona State Transportation Board Highway
 Revenue, Callable 07/01/09 @ 100 (RB)
   6.000%, 07/01/12                                        4,580         4,986
Maricopa County Industrial Development
 Authority, Bay Club at Mesa Cove Project,
 Series A, Callable 09/01/10 @ 103 (MBIA) (RB)
   5.800%, 09/01/35                                        1,000         1,024
Navajo County Arizona Unified School District
 #32, Blue Ridge (FSA) (GO)
   5.000%, 07/01/12                                          700           721
Scottsdale, Arizona Individual Development
 Authority Hospital Revenue, Scottsdale
 Heathcare, Callable 12/01/11 @ 101 (RB)
   5.800%, 12/01/31                                        1,000           980
                                                                       -------
                                                                         7,711
                                                                       -------
CALIFORNIA - 1.0%
California State, Callable 04/01/09 @ 101 (GO)
   4.750%, 04/01/22                                          500           455
San Francisco Bay Area Rapid Transit Tax
 Revenue, Callable 07/01/08 @ 101 (RB)
   5.250%, 07/01/17                                        5,000         5,100
                                                                       -------
                                                                         5,555
                                                                       -------
COLORADO - 4.3%
Adams County School District #012, Callable
 12/15/07 @ 101 (FGIC) (GO)
   5.400%, 12/15/13                                        4,655         4,854
Colorado Springs Utilities Revenue, System
 Improvements, Series A, Callable 11/15/07 @
 100 (RB)
   5.250%, 11/15/22                                        6,160         6,091
Colorado State Educational & Cultural Facilities
 Authority, Bromley East Charter School Project,
 Callable 09/15/11 @ 100 (RB)
   7.250%, 09/15/30                                        2,000         2,038
Colorado State Educational & Cultural Facilities
 Authority, Classical Academy Charter School
 Project, Callable 12/01/11 @ 100 (RB)
   7.250%, 12/01/21                                        1,500         1,542
Colorado State Health Facilities Authority, Vail
 Valley Medical Center, Callable 01/15/12 @
 100 (RB)
   5.800%, 01/15/27                                        1,500         1,452

TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
Colorado State Health Facilities Authority,
 Parkview Medical Center Project, Callable
 09/01/11 @ 100 (RB)
   6.500%, 09/01/20                                       $1,000       $ 1,044
Denver Colorado Health & Hospital Authority,
 Callable 12/01/11 @ 100 (RB)
   6.000%, 12/01/31                                          450           444
The E-470 Public Highway Authority, Series B,
 Zero Coupon Bond (MBIA) (RB)
   5.470%, 09/01/32 (B)                                   10,000         1,722
La Junta Hospital, Arkansas Valley Medical
 Center Project, Callable 04/01/09 @ 101 (RB)
   6.000%, 04/01/19                                        1,000           968
Montrose County Health Care, Pre-refunded
 11/01/02 @ 102 (RB)
   8.250%, 11/01/19 (A)                                    1,000         1,056
Northwest Parkway Public Highway Authority,
 Zero Coupon Bond (AMBAC) (RB)
   6.290%, 06/15/29 (B)                                   10,000         1,901
                                                                        ------
                                                                        23,112
                                                                       -------
CONNECTICUT - 0.8%
Connecticut State, Clean Water Foundation
 Revenue, Callable 03/01/08 @ 101 (RB)
   5.250%, 03/01/20                                        4,360         4,393
                                                                       -------
DISTRICT OF COLUMBIA - 0.3%
District of Columbia Revenue, Association of
 American Medical Colleges, Series A, Callable
 08/15/07 (AMBAC) (RB)
   5.375%, 02/15/17                                        1,350         1,362
                                                                       -------
FLORIDA - 2.9%
Clay County Development Authority, Cargill
 Project, Callable 05/24/02 @ 102 (RB)
   6.400%, 03/01/11                                          300           309
Florida State Board of Education, Series A,
 Callable 06/01/09 @ 101 (FGIC) (GO)
   4.500%, 06/01/23                                        1,000           883
Florida State Department of Transportation,
 Alligator Alley Revenue, Callable 07/01/07 @
 101 (FGIC) (RB)
   5.125%, 07/01/13                                        1,280         1,311
Florida State Department of Transportation,
 Callable 07/01/06 @ 101 (GO)
   5.250%, 07/01/17                                        5,525         5,572
Orlando & Orange County, Florida Expressway
 Authority, Callable 07/01/03 @ 102 (AMBAC) (RB)
   5.375%, 07/01/08                                        1,500         1,574
Palm Beach County, Health Facilities Authority
 Revenue, Boca Raton Community Hospital,
 Callable 12/01/11 @ 101 (RB)
   5.625%, 12/01/31                                        1,000           954
Palm Beach County, Park & Recreational
 Facilities Revenue, Callable 11/01/06 @ 102
 (FSA) (RB)
   5.250%, 11/01/16                                        5,000         5,061
                                                                       -------
                                                                        15,664
                                                                       -------


The accompanying notes are an integral part of the financial statements.

(38     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
GEORGIA - 1.1%
Gainesville & Hall County Hospital Authority
 Revenue, Northeast Georgia Health Systems
 Inc. Project, Callable 05/15/11 @ 100 (RB)
   5.500%, 05/15/31                                       $5,000       $ 4,716
Georgia Municipal Electric Authority Power,
 Series BB (MBIA) (RB)
   5.250%, 01/01/25                                        1,000         1,012
                                                                       -------
                                                                         5,728
                                                                       -------
HAWAII - 3.5%
Hawaii State, Series CN, Callable 03/01/07 @
 102 (FGIC) (GO)
   5.500%, 03/01/14                                        8,000         8,317
Hawaii State, Series CR, Callable 04/01/08 @
 101 (GO) (MBIA)
   5.000%, 04/01/16                                        5,000         4,960
Hawaii State, Series CW (FGIC) (GO)
   5.500%, 08/01/11                                        5,000         5,350
                                                                       -------
                                                                        18,627
                                                                       -------
ILLINOIS - 13.9%
Bolingbrook, Illinois Residential Mortgage
 Revenue, Escrowed to Maturity (FGIC) (RB)
   7.500%, 08/01/10 (D)                                    1,080         1,241
Chicago Illinois Board of Education, Zero
 Coupon Bond (FGIC) (GO)
   5.550%, 12/01/30 (B)                                   36,135         6,670
   5.570%, 12/01/31 (B)                                   10,000         1,736
Chicago, Illinois O'Hare International Airport,
 Callable 01/01/11 @ 101 (AMBAC) (AMT) (RB)
   5.100%, 01/01/26                                        1,000           930
Cook County, Illinois, Series A (GO) (MBIA)
   6.250%, 11/15/12                                        9,090        10,274
Cook County, Illinois Community School District
 #97, Oak Park, Series B (FGIC) (GO)
   9.000%, 12/01/11                                        2,235         2,992
Cook County, Illinois District #123, Oak Lawn
  (FSA) (GO)
   6.200%, 12/01/08                                        1,000         1,107
Illinois Health Facilities Authority Revenue,
 Advocate Health Care Network, Series A,
 Callable 08/15/07 @ 102 (MBIA) (RB)
   5.800%, 08/15/16                                        2,500         2,598
Illinois Health Facilities Authority Revenue,
 Covenant Retirement Communities, Callable
 12/01/11 @ 101 (RB)
   5.875%, 12/01/31                                        4,500         4,276
Illinois Health Facilities Authority Revenue,
 Hospital Sisters Services, Pre-refunded
 06/07/02 @ 102 (MBIA) (RB)
   10.642%, 06/19/15 (A) (C)                               1,000         1,057
Illinois Health Facilities Authority Revenue,
 Loyola University Health System, Series A,
 Callable 07/01/11 @ 100 (RB)
   6.125%, 07/01/31                                        3,000         2,950
Illinois Health Facilities Authority Revenue,
 Lutheran Senior Ministries, Series A,
 Callable 08/15/11 @ 101 (RB)
   7.375%, 08/15/31                                        1,000           993
Illinois Sports Facilities Authority Revenue, Zero
 Coupon Bond (AMBAC) (RB)
   5.520%, 06/15/25 (B)                                   13,500         3,556
Illinois State, Callable 02/01/05 @ 102 (MBIA)
   (GO)
   6.100%, 02/01/17                                        2,225         2,373

TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
Illinois State, Callable 05/01/06 @ 102 (MBIA) (GO)
   5.750%, 05/01/21                                       $1,410       $ 1,452
Illinois State, Callable 02/01/07 @ 101 (FGIC) (GO)
   5.250%, 02/01/13                                        8,400         8,637
Illinois State Development Finance Authority,
 Pollution Control, Series A, Callable 07/01/06
 @ 102 (RB)
   7.375%, 07/01/21                                          500           557
Illinois State Development Finance Authority,
 Solid Waste Disposal, Waste Management
 Project (AMT) (RB)
   5.850%, 02/01/07                                        1,000         1,014
Illinois State Educational Facilities Authority,
 Augustana College, Callable 10/01/07 @ 100
  (CLE) (RB)
   5.875%, 10/01/17                                          500           515
Illinois State Educational Facilities Authority,
 Augustana College, Callable 10/01/08 @ 100 (RB)
   5.250%, 10/01/18                                        1,000           938
Illinois State Toll Highway Authority, Series A (RB)
   6.300%, 01/01/12                                        1,000         1,124
McHenry County, Illinois Community Unit School
 District #200, Woodstock, Series A,
 Pre-refunded 01/01/08 @ 100 (FSA) (GO)
   5.850%, 01/01/16 (A)                                    2,400         2,509
Northern Illinois University Revenue, Auxiliary
 Facilities Systems, Callable 04/01/07 @ 100
 (FGIC) (RB)
   5.700%, 04/01/16                                        1,000         1,031
Rock Island, Friendship Manor Project (RB)
   7.000%, 06/01/06                                        1,100         1,090
Rock Island, Friendship Manor Project, Callable
 06/01/03 @ 102 (RB)
   7.200%, 06/01/13                                          400           400
Rockford Multifamily Housing, Rivers Edge
 Apartments, Series A, Callable 01/20/08 @
 102 (AMT) (GNMA) (RB)
   5.875%, 01/20/38                                        1,215         1,193
Southern Illinois University, Housing & Auxiliary,
 Zero Coupon Bond, Series A (MBIA) (RB)
   5.500%, 04/01/20 (B)                                    2,280           824
Springfield Illinois Electric Revenue, Callable
 03/01/11 @ 101 (RB)
   5.500%, 03/01/15                                        2,000         2,074
St. Clair County, Illinois, Callable 10/01/09 @
 102 (FGIC) (GO)
   6.000%, 10/01/11                                        2,020         2,221
Will County, Illinois Forest Preservation District,
 Series A (FGIC) (GO)
   6.000%, 12/01/10                                        5,805         6,402
                                                                       -------
                                                                        74,734
                                                                       -------
INDIANA - 2.4%
Crown Point, Indiana, Multi-School Building
 Corporation, First Mortgage (MBIA) (RB)
   7.875%, 01/15/06                                        2,630         2,989
Indiana State Educational Facilities Authority, St.
 Joseph's College Project, Callable 10/01/09 @
 102 (RB)
   7.000%, 10/01/29                                        1,000         1,029
Indiana State Municipal Power Agency, Power
 Supply, Series B (MBIA) (RB)
   6.000%, 01/01/11                                        1,000         1,101
   6.000%, 01/01/12                                        1,000         1,104


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002     39)

SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
Indiana Transportation Finance Authority, Airport
 Facilities Lease Revenue, Series A (AMBAC)
 (MLO) (RB)
   5.000%, 11/01/07                                       $2,000       $ 2,069
Indiana Transportation Finance Authority,
 Highway Revenue, Series A (AMBAC) (RB)
   5.750%, 06/01/12                                        3,185         3,469
Lake County Redevelopment Authority, Callable
 02/01/05 @ 102 (MBIA) (MLO) (RB)
   6.500%, 02/01/16                                          800           871
                                                                       -------
                                                                        12,632
                                                                       -------
IOWA - 1.0%
Iowa Higher Education Loan Authority Revenue,
 Central College Project, Callable 10/01/11 @
 100 (RA) (RB)
   5.500%, 10/01/31                                        1,500         1,483
Muscatine, Iowa Electric Revenue, Escrowed to
 Maturity, Callable 07/01/02 @ 100 (RB)
   6.700%, 01/01/13 (D)                                    1,000         1,119
Scott County, Ridgecrest Village Project, Series
 A, Callable 11/15/10 @ 101 (RB)
   7.250%, 11/15/26                                        2,750         2,694
                                                                       -------
                                                                         5,296
                                                                       -------
KENTUCKY - 0.5%
Jefferson County, Kentucky Health Facilities
 Revenue, University Medical Center, Callable
 07/01/07 @ 101 (MBIA) (RB)
   5.500%, 07/01/17                                        2,500         2,560
                                                                       -------
LOUISIANA - 1.5%
Baton Rouge, Louisiana Sales & Use Tax, Public
 Improvements, Series A, Callable 08/01/08 @
 101.50 (FGIC) (RB)
   5.250%, 08/01/15                                        2,030         2,083
Jefferson Parish, Louisiana Drain Sales Tax
 Revenue (AMBAC) (RB)
   5.000%, 11/01/11                                        1,000         1,035
Jefferson Parish, Louisiana Home Mortgage
 Authority, Single Family Mortgage Revenue,
 Escrowed to Maturity, Callable 08/01/02 @
 100 (FGIC) (FHA) (RB)
   7.100%, 08/01/11 (D)                                    1,000         1,186
Lafayette Louisiana Public Improvement Sales
 Tax, Series B (FGIC) (RB)
   7.000%, 03/01/08                                        1,000         1,140
Louisiana Public Facilities Authority Revenue,
 Tulane University of Louisiana, Series A-1,
 Callable 11/15/07 @ 102 (MBIA) (RB)
   5.100%, 11/15/14                                        1,500         1,525
New Orleans, Ad Valorem Property Tax (FGIC) (GO)
   5.500%, 12/01/15                                        1,000         1,063
                                                                       -------
                                                                         8,032
                                                                       -------
MAINE - 0.8%
Maine Municipal Bond Bank, Series D, Callable
 11/01/07 @ 101 (AMBAC) (RB)
   5.350%, 11/01/17                                        4,000         4,061
                                                                       -------
MASSACHUSETTS - 4.5%
Massachusetts Bay Transportation Authority,
 Series A, Callable 03/01/07 @ 101 (FGIC) (RB)
   5.000%, 03/01/12                                        5,795         5,931
   5.125%, 03/01/17                                        6,165         6,178

TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
Massachusetts Bay Transportation Authority,
 Series A, Callable 03/01/09 @ 101 (FGIC) (RB)
   5.750%, 03/01/21                                       $2,000       $ 2,093
Massachusetts State Water Pollution Abatement
 Trust, Series 3, Pre-refunded 02/01/07 @ 101 (RB)
   5.625%, 02/01/15 (A)                                    6,575         7,092
Massachusetts State Water Reserve Authority,
 Series A, Pre-refunded 11/01/06 @ 101 (FGIC) (RB)
   5.400%, 11/01/11 (A)                                    2,500         2,691
                                                                       -------
                                                                        23,985
                                                                       -------
MICHIGAN - 1.3%
Dearborn, Michigan Economic Development
 Corporation, Hospital Revenue, Oakwood
 Obligation Group, Series A, Callable 11/15/05
 @ 102 (FGIC) (RB)
   5.750%, 11/15/15                                        2,450         2,529
Haslett, Michigan Public School District,
 Pre-refunded 05/01/07 @ 100 (GO) (MBIA)
   5.700%, 05/01/16 (A)                                    1,200         1,291
Lanse Creuse, Michigan Public Schools, Callable
 05/01/07 @ 100 (AMBAC) (GO)
   5.250%, 05/01/16                                        1,000         1,010
Ypsilanti, Michigan School District, Pre-refunded
 05/01/07 @ 100 (FGIC) (GO)
   5.600%, 05/01/12 (A)                                    2,000         2,143
                                                                       -------
                                                                         6,973
                                                                       -------
MINNESOTA - 6.3%
Austin Housing & Redevelopment Authority,
 Gerald Project Health Care Facilities, Callable
 09/01/09 @ 102 (RB)
   6.625%, 09/01/29                                        1,000           916
Chaska Electric, Series A, Callable 10/01/10 @
 100 (RB)
   6.100%, 10/01/30                                        1,000         1,029
Cuyuna Range Hospital District, Series A,
 Callable 06/01/07 @ 102 (RB)
   6.000%, 06/01/29                                        1,000           858
Eden Prairie Multifamily Housing, Callable
 01/20/08 @ 102 (GNMA) (RB)
   5.500%, 01/20/18                                          500           502
Fergus Falls Health Care Facilities Authority,
 Series A, Callable 11/01/04 @ 102 (RB)
   7.000%, 11/01/19                                          500           488
Glencoe Health Care Services Facilities Project,
 Callable 04/01/11 @ 101 (RB)
   7.500%, 04/01/31                                        1,000         1,020
Glencoe Hospital Board, Pre-refunded 08/01/04
 @ 102 (RB)
   6.750%, 04/01/16 (A)                                      485           531
Golden Valley Minnesota, Covenant Retirement
 Communities Inc., Callable 12/01/09 @ 101 (RB)
   5.500%, 12/01/25                                        1,280         1,203
Hopkins Multifamily Housing Renaissance
 Project, Callable 04/01/07 @ 102 (RB)
   6.250%, 04/01/15                                          500           511
Minnesota Agriculture & Economic Development
 Board, Health Care System, Series A, Callable
 11/15/10 @ 101 (RB)
   6.375%, 11/15/29                                        3,000         3,086
Minnesota State, Callable 08/01/07 @ 100 (GO)
   4.900%, 08/01/14                                        5,000         5,039
Monticello Independent School District #882,
 Callable 02/01/06 @ 100 (GO) (MBIA)
   5.400%, 02/01/15                                        6,000         6,116


The accompanying notes are an integral part of the financial statements.

(40     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
New Hope Housing & Healthcare Facilities
 Authority, Masonic Home North Ridge, Callable
 03/01/09 @ 102 (RB)
   5.750%, 03/01/15                                       $2,000       $ 1,872
Rochester Health Care Facilities Authority, Mayo
 Foundation, Series H, Callable 11/15/02 @
 104 (RB)
   10.247%, 11/15/15 (C)                                   1,000         1,060
Rochester Health Care Facilities, Mayo
 Foundation, Series A , Callable 05/15/08 @
 101 (RB)
   5.375%, 11/15/18                                        5,000         5,037
Roseville Housing Facilities Authority,
 Pre-refunded 10/01/03 @ 102 (RB)
   7.125%, 10/01/13 (A)                                    1,000         1,083
St. Anthony Housing & Redevelopment Authority,
 Callable 05/20/06 @ 102 (FHA) (GNMA) (RB)
   6.250%, 11/20/25                                        1,000         1,041
St. Paul Housing & Redevelopment Authority,
 Como Lake Project, Series B, Callable
 05/24/02 @ 100 (FHA) (RB)
   7.500%, 03/01/26                                          500           490
Victoria Private School Facility, Holy Family
 Catholic High School, Series A, Callable
 09/01/09 @ 100 (RB)
   5.850%, 09/01/24                                        1,200         1,194
   5.875%, 09/01/29                                        1,000           991
                                                                       -------
                                                                        34,067
                                                                       -------
MISSISSIPPI - 1.3%
Mississippi State, Series A, Pre-refunded
 07/01/07 @ 100 (GO)
   5.125%, 07/01/14 (A)                                    6,835         7,166
                                                                       -------
MISSOURI - 0.6%
Kansas City Industrial Development Authority,
 Kingswood Retirement Facility, Series A,
 Callable 11/15/08 @ 102 (RB)
   5.375%, 11/15/09                                        2,445         2,300
St. Louis Industrial Development Authority,
 Convention Center Project, Series A, Callable
 12/15/10 @ 102 (AMT) (RB)
   7.000%, 12/15/15                                        1,000         1,031
                                                                       -------
                                                                         3,331
                                                                       -------
NEBRASKA - 0.9%
Douglas County (GO)
   5.000%, 07/01/09                                        2,000         2,081
Douglas County School District #1, Series B,
 Callable 06/15/11 @ 100 (GO)
   5.000%, 12/15/22                                        1,000           972
Hastings, Nebraska Electrical Systems, Callable
 05/01/11 @ 100 (FSA) (RB)
   5.000%, 01/01/15                                        1,000         1,001
Lancaster County, Nebraska Hospital Authority,
 Callable 06/01/11 @ 100 (AMBAC) (RB)
   5.125%, 06/01/26                                        1,000           966
                                                                       -------
                                                                         5,020
                                                                       -------
NEVADA - 5.5%
Carson City, Nevada Hospital Revenue,
 Carson-Tahoe Hospital Project, Callable
 09/01/12 @ 101 (RB)
   5.750%, 09/01/31                                       10,750        10,224
Clark County Flood Control, Series F, Callable
 11/01/08 @ 101 (FGIC) (GO)
   5.000%, 11/01/12                                        6,460         6,582

TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
Clark County, Nevada School District, Series B,
 Callable 06/15/07 @ 101 (FGIC) (GO)
   5.500%, 06/15/11                                       $5,000       $ 5,246
Nevada State, Callable 05/15/08 @ 100 (GO)
   5.000%, 05/15/15                                        6,745         6,706
Washoe County Water Facility Revenue, Sierra
 Pacific Power Company, Mandatory Put
 05/01/03 @ 100 (AMT) (RB)
   5.750%, 03/01/36                                        1,000         1,012
                                                                       -------
                                                                        29,770
                                                                       -------
NEW JERSEY - 2.4%
Camden County, Municipal Utilities Authority
 Sewer Revenue, Series C, Callable 07/15/08
 @ 101 (FGIC) (GO)
   5.100%, 07/15/12                                        5,000         5,153
New Jersey State Transportation System, Series
 A, Callable 06/15/08 @ 100 (RB)
   5.000%, 06/15/14                                        7,500         7,595
                                                                       -------
                                                                        12,748
                                                                       -------
NEW YORK - 3.1%
Long Island Power Authority, New York Electric
 Light & Power Improvements, Series A,
 Callable 06/01/08 @ 101 (AMBAC) (RB)
   5.250%, 12/01/26                                        1,000           984
New York City Transitional Financial Authority,
 Series A, Callable 02/15/10 @ 101 (RB)
   5.375%, 02/15/23                                        1,000         1,004
New York, NY, Series C, Callable 03/15/12 @
 100 (GO)
   5.250%, 03/15/32                                       10,000         9,494
New York State Thruway Authority, Series A,
 Callable 04/01/07 @ 102 (AMBAC) (RB)
   5.250%, 04/01/14                                        5,000         5,124
                                                                       -------
                                                                        16,606
                                                                       -------
NORTH DAKOTA - 2.1%
Fargo Health Systems, Meritcare Obligated,
 Series A, Callable 06/01/10 @ 101 (FSA) (RB)
   5.600%, 06/01/21                                        2,000         2,023
Fargo Water Revenue, Callable 01/01/08 @ 100
 (MBIA) (RB)
   5.125%, 01/01/17                                        5,250         5,231
Mercer County Pollution Control, Antelope Valley
 Station (AMBAC) (RB)
   7.200%, 06/30/13                                        3,300         3,940
                                                                       -------
                                                                        11,194
                                                                       -------
OHIO - 2.9%
Cleveland, Ohio Waterworks Revenue, Series H,
 Pre-refunded 01/01/06 @ 102 (MBIA) (RB)
   5.750%, 01/01/16 (A)                                    2,460         2,677
Greater Cleveland Regional Transportation
 Authority, Pre-refunded 12/01/06 @ 101
 (FGIC) (GO)
   5.650%, 12/01/16 (A)                                    3,500         3,807
Hamilton County, Ohio, Hospital Facilities
 Revenue, Children's Medical Center, Series F
 (FGIC) (RB)
   5.200%, 05/15/09                                        1,000         1,047
Ohio State Building Authority, State Facility,
 Administration Building Fund, Series A,
 Callable 10/01/04 @ 102 (MBIA) (MLO) (RB)
   6.000%, 10/01/08                                        1,000         1,085
   6.000%, 10/01/09                                        1,225         1,329


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002     41)

SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
Ohio State Turnpike Commission, Turnpike
 Revenue, Series A, Pre-refunded 02/15/06 @
 102 (MBIA) (MLO) (RB)
   5.700%, 02/15/13 (A)                                   $1,000       $ 1,089
Ohio State Water Development Authority
 Revenue, Escrowed to Maturity, Callable
 06/01/05 @ 102 (AMBAC) (RB)
   5.800%, 12/01/11 (D)                                    1,000         1,108
Ohio State Water Development Authority,
 Pollution Control Facility Revenue, Callable
 06/01/05 @ 101 (MBIA) (RB)
   5.250%, 12/01/09                                        2,000         2,085
Sylvania, Ohio, City School District, Callable
 12/01/05 @ 101 (FGIC) (GO)
   5.800%, 12/01/15                                        1,000         1,087
                                                                       -------
                                                                        15,314
                                                                       -------
OKLAHOMA - 0.8%
Oklahoma Development Finance Authority
 Revenue, Inverness Village, Callable 02/01/12
 @ 103 (RB)
   8.000%, 02/01/32                                        4,750         4,562
                                                                       -------
OREGON - 1.2%
Washington County, Unified Sewer Agency,
 Sewer Revenue, Series 1 (FGIC) (RB)
   5.750%, 10/01/10                                        6,110         6,690
                                                                       -------
PENNSYLVANIA - 1.9%
Bucks County, Pennsylvania Water & Sewer
 Authority Revenue, Callable 12/01/06 @ 100
 (FGIC) (RB)
   5.550%, 12/01/17                                        1,000         1,020
Chester Upland School Authority, Series A,
 Callable 09/01/07 @ 100 (FSA) (RB)
   5.250%, 09/01/17                                        2,000         2,013
Lancaster, Pennsylvania School District, Callable
 02/15/07 @ 100 (FGIC) (GO) (STAID)
   4.650%, 02/15/16                                        1,000           965
Pennsylvania State, Callable 03/15/07 @
 101.50 (AMBAC) (GO)
   5.125%, 09/15/11                                        5,000         5,202
Pennsylvania State Higher Education Facilities
 Authority Revenue, University of Pennsylvania
 Health Services, Series A, Callable 07/01/08 @
 100 (MBIA) (RB)
   5.250%, 01/01/12                                        1,000         1,031
                                                                       -------
                                                                        10,231
                                                                       -------
PUERTO RICO - 0.1%
Puerto Rico Public Improvements, Callable
 07/01/10 @ 100 (GO) (MBIA)
   5.750%, 07/01/26                                          500           555
                                                                       -------
RHODE ISLAND - 1.0%
Rhode Island State, Series A, Callable 08/01/07
 @ 101 (GO) (MBIA)
   5.125%, 08/01/12                                        5,055         5,212
                                                                       -------
SOUTH DAKOTA - 0.8%
South Dakota Economic Development Finance
 Authority, DTS Inc. Project, Series A, Callable
 04/01/09 @ 102 (AMT) (RB)
   5.500%, 04/01/19                                        1,055           983
South Dakota Housing Development Authority,
 Series H, Callable 05/01/10 @ 100 (FHA) (RB)
   5.900%, 05/01/28                                        2,000         2,042

TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
South Dakota State Health & Educational
 Facilities Authority, Callable 07/01/06 @ 102
 (MBIA) (RB)
   6.000%, 07/01/14                                       $1,000       $ 1,053
                                                                       -------
                                                                         4,078
                                                                       -------
TENNESSEE - 3.1%
Jackson, Tennessee Water & Sewer Revenue,
 Escrowed to Maturity, Callable 05/20/02 @
 102.50 (RB)
   6.300%, 07/01/11 (D)                                    2,900         3,125
Johnson City Health & Educational Facilities
 Authority, Series A, Callable 07/01/12 @ 103 (RB)
   7.500%, 07/01/33                                        2,000         2,106
Knox County Health Educational & Housing
 Facilities Board, Hospital Facilities Revenue,
 Baptist Health Systems East, Callable
 04/15/12 @ 101 (RB)
   6.375%, 04/15/22                                        1,700         1,672
   6.500%, 04/15/31                                        1,700         1,660
Shelby County Health Educational & Housing
 Facilities, Hospital Revenue, Methodist
 Healthcare, Callable 09/01/12 @ 100 (RB)
   6.500%, 09/01/21 (E)                                    3,000         2,969
Sullivan County Health Educational & Housing
 Facilities Board, Hospital Revenue, Wellmont
 Health Systems Project, Callable 09/01/12 @
 101 (RB)
   6.250%, 09/01/32                                        5,500         5,304
                                                                       -------
                                                                        16,836
                                                                       -------
TEXAS - 10.8%
Abilene Health Facilities Development, Sears
 Retirement (RB)
   4.900%, 11/15/03                                          665           663
Abilene Health Facilities Development, Sears
 Retirement Project, Series A, Callable
 11/15/08 @ 101 (RB)
   5.875%, 11/15/18                                        1,500         1,313
Bexar County Housing Finance Authority,
 American Opportunity Housing, Series A,
 Callable 01/01/11 @ 102 (MBIA) (RB)
   5.800%, 01/01/31                                        2,000         2,009
Cypress-Fairbanks Independent School District,
 Callable 02/15/10 @ 100 (GO) (PSF) (STAID)
   5.500%, 02/15/18                                        5,000         5,099
Fort Bend Independent School District,
 Pre-refunded 02/15/05 @ 100 (GO) (PSF)
   5.000%, 02/15/14 (A)                                      500           514
Harris County, Texas Health Facilities
 Development Revenue, Memorial Hospital
 Systems Project, Series A, Callable 06/01/07
 @ 102 (MBIA) (RB)
   5.500%, 06/01/17                                        8,000         8,065
   5.750%, 06/01/19                                        2,500         2,548
Houston, Texas Water Conveyance Systems,
 Contract CTFS Partnership, Series J (AMBAC)
  (RB)
   6.125%, 12/15/09                                        1,000         1,101
Laredo, Texas Independent School District (GO)
 (PSF)
   6.750%, 08/01/09                                        2,290         2,617
Mansfield, Texas Independent School District
  (GO) (PSF)
   5.375%, 02/15/26                                        3,000         2,935


The accompanying notes are an integral part of the financial statements.

(42     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
Nueces County Housing Financial Corporation,
 Dolphins Landing Apartments Project, Series
 A, Callable 07/01/10 @ 102 (RB)
   6.875%, 07/01/30                                       $1,860       $ 1,874
Remington Municipal Utility District #1, Series A,
 Callable 09/01/08 @ 100 (GO) (RA)
   5.800%, 09/01/25                                        1,000         1,018
San Antonio Independent School District,
 Callable 08/15/08 @ 100 (GO) (PSF)
   5.125%, 08/15/14                                        6,000         6,070
Spring Branch Independent School District,
 Callable 02/01/10 @ 100 (GO) (PSF)
   5.750%, 02/01/25                                        2,400         2,468
Tarrant County Housing Financial Corporation
 Multifamily Housing, Fair Oaks, Callable
 07/01/10 @ 102 (RB)
   6.750%, 07/01/20                                          500           518
   6.875%, 07/01/30                                        1,000         1,037
Texas Employment Community, Callable
 07/15/02 @ 101 (COP) (MLO) (RB)
   8.150%, 08/01/02                                           35            36
   8.200%, 02/01/03                                           35            36
   8.200%, 08/01/03                                           35            36
   8.250%, 08/01/04                                           40            41
   8.300%, 02/01/05                                           40            41
   8.300%, 08/01/05                                           45            46
   8.350%, 02/01/06                                           20            20
   8.350%, 08/01/06                                           50            51
   8.400%, 08/01/07                                           25            26
   8.450%, 08/01/08                                           55            56
Texas Employment Community, Emnora Lane
 Project (COP) (MLO) (RB)
   7.850%, 05/01/04                                           10            10
   7.850%, 11/01/04                                           25            25
   7.900%, 05/01/05                                           25            25
   7.900%, 11/01/05                                           25            25
   8.000%, 11/01/06                                           30            30
   8.050%, 05/01/07                                           20            20
Texas State, Water Development, Callable
 08/01/06 @ 100 (GO)
   5.400%, 08/01/21                                        6,750         6,768
Texas Water Development Board Revenue,
 Series A, Callable 07/15/06 @ 100 (RB)
   5.500%, 07/15/10                                        2,500         2,597
Town Country Import Distribution Texas Sales,
 Callable 03/01/11 @ 100 (FGIC) (RB)
   5.125%, 03/01/23                                        1,000           961
University of Texas Permanent University Fund,
 College & University Revenue, Callable
 07/01/08 @ 100 (PUFG) (RB)
   5.000%, 07/01/14                                        7,060         7,109
                                                                       -------
                                                                        57,808
                                                                       -------
UTAH - 0.2%
Intermountain Power Agency, Utah Power
 Supply, Series A (AMBAC) (RB)
   6.500%, 07/01/11                                          365           416
Intermountain Power Agency, Utah Power
 Supply, Series A, Escrowed to Maturity
 (AMBAC) (RB)
   6.500%, 07/01/11 (D)                                      635           733
                                                                       -------
                                                                         1,149
                                                                       -------

TAX FREE FUND (CONTINUED)

DESCRIPTION                                            PAR (000)   VALUE (000)
------------------------------------------------------------------------------
VIRGINIA - 0.2%
Arlington County Industrial Development
 Authority, Berkeley Apartments, Callable
 12/01/10 @ 102 (AMT) (FNMA) (RB)
   5.850%, 12/01/20                                       $1,000       $ 1,033
                                                                       -------
WASHINGTON - 5.3%
Energy Northwest Project Revenue, Callable
 01/01/07 @ 103 (RB)
   5.600%, 07/01/15                                        4,640         4,398
King County, Series F, Callable 12/01/07 @ 100
    (GO)
   5.125%, 12/01/14                                        5,000         5,058
King County School District #415, Callable
 12/01/07 @ 100 (GO) (MBIA)
   5.350%, 12/01/16                                        4,050         4,096
Snohomish County, Washington Public Utilities
 District #001, Escrowed to Maturity, Callable
 05/20/02 @ 102 (RB)
 6.750%, 01/01/12 (D)                                      1,000         1,139
Washington State, Series C, Callable 01/01/07
 @ 100 (GO)
   5.500%, 01/01/17                                        4,190         4,260
Washington State Motor Vehicle Fuel Tax, Series
 D, Callable 01/01/07 @ 100 (FGIC) (GO)
   5.375%, 01/01/22                                        8,000         8,018
Washington State Public Power Supply, Nuclear
 Project #3, Series A, Callable 07/01/07 @ 102
   (FSA) (RB)
   5.250%, 07/01/16                                        1,000         1,003
Washington State Public Power Supply, Nuclear
 Project #3, Series B (RB)
   7.125%, 07/01/16                                          600           722
                                                                       -------
                                                                        28,694
                                                                       -------
WEST VIRGINIA - 0.2%
West Virginia State, Series D, Callable 11/01/16
 @ 102 (FGIC) (GO)
   6.500%, 11/01/26                                        1,000         1,143
                                                                       -------
WISCONSIN - 4.0%
Amery, Apple River Hospital Project, Callable
 06/01/08 @ 100 (RB)
   5.700%, 06/01/13                                        1,440         1,418
Wisconsin State, Series C, Callable 05/01/07 @
 100 (FGIC) (GO)
   5.500%, 05/01/10                                        2,095         2,235
Wisconsin State Health & Educational Facilities
 Authority Revenue, Attic Angel Obligation
 Group, Callable 11/15/08 @ 102 (RB)
   5.750%, 11/15/27                                        1,000           798
Wisconsin State Health & Educational Facilities
 Authority Revenue, Aurora Health Care, Series
 A, Callable 02/15/09 @ 101 (RB)
   5.500%, 02/15/20                                        1,000           920
Wisconsin State Health & Educational Facilities
 Authority Revenue, Aurora Medical Group Inc.
 Project, Callable 05/15/06 @ 102 (FSA) (RB)
   5.600%, 11/15/16                                        2,460         2,508
Wisconsin State Health & Educational Facilities
 Authority Revenue, Beloit Memorial Hospital,
 Callable 07/01/03 @ 102 (RB)
   5.800%, 07/01/09                                          555           563
Wisconsin State Health & Educational Facilities
 Authority Revenue, Franciscan Skemp Medical
 Center, Callable 11/15/05 @ 102 (RB)
   6.125%, 11/15/15                                        1,000         1,036


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002     43)

SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

DESCRIPTION                                     PAR (000)/SHARES   VALUE (000)
------------------------------------------------------------------------------
Wisconsin State Health & Educational Facilities
 Authority Revenue, Marshfield Clinic, Series B,
 Callable 02/15/12 @ 100 (RB)
   6.000%, 02/15/25                                       $3,500      $  3,345
Wisconsin State Health & Educational Facilities
 Authority Revenue, Meriter Hospital Inc.,
 Callable 12/01/06 @ 102 (MBIA) (RB)
   6.000%, 12/01/17                                        2,000         2,088
Wisconsin State Health & Educational Facilities
 Authority Revenue, New Castle Place Project,
 Series A, Callable 12/01/11 @ 101 (RB)
   7.000%, 12/01/31                                        2,000         1,923
Wisconsin State Health & Educational Facilities
 Authority Revenue, Wheaton Franciscan
 Services, Callable 02/15/12 @ 100 (RB)
   5.750%, 08/15/30                                        4,500         4,371
                                                                      --------
                                                                        21,205
                                                                      --------
TOTAL MUNICIPAL BONDS                                                  524,563
                                                                      --------
RELATED PARTY MONEY MARKET FUND - 1.1%
First American Tax Free Obligations Fund (F)           5,589,077         5,589
                                                                      --------
TOTAL RELATED PARTY MONEY MARKET FUND                                    5,589
                                                                      --------
TOTAL INVESTMENTS - 98.8%
   (Cost $518,434)                                                     530,152
                                                                      --------
OTHER ASSETS AND LIABILITIES, NET - 1.2%                                 6,623
                                                                      --------
TOTAL NET ASSETS - 100.0%                                             $536,775
                                                                      --------

TAX FREE FUND (CONCLUDED)

DESCRIPTION
------------------------------------------------------------------------------
(A) Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.
(B) The rate shown is the effective yield at the time of purchase.
(C) Inverse Floating Rate Security - Security pays interest at rates that increase (decrease) in the same magnitude as, or in a multiple of, a decrease (increase) in the market rate paid.
(D) Escrowed to Maturity issues are typically backed by U.S. Government obligations. These bonds may still be subject to call at the call date and price indicated.
(E) On March 31, 2002, the total cost of investments purchased on a when-issued basis was $2,987,270.
(F) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See also the notes to the financial statements.

AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax. As of March 31, 2002, the aggregate market value of securities subject to the AMT was $7,196,639 which represents 1.3% of net assets.
CLE - Connie Lee
COP - Certificate of Participation
FGIC - Financial Guaranty Insurance Corporation
FHA - Federal Housing Authority
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
GO - General Obligation
MBIA - Municipal Bond Insurance Association
MLO - Municipal Lease Obligation
PSF - Permanent School Fund
PUFG - Permanent University Fund Gaurantee
RA - Radian
RB - Revenue Bond
STAID - State Aid Withholding


The accompanying notes are an integral part of the financial statements.

(44     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

                       This page left intentionally blank


                                                                             45)

STATEMENTS OF ASSETS AND LIABILITIES March 31, 2002 (unaudited), in thousands

                                                                                       CALIFORNIA                       COLORADO
                                                                          ARIZONA    INTERMEDIATE      CALIFORNIA   INTERMEDIATE
                                                                    TAX FREE FUND   TAX FREE FUND   TAX FREE FUND  TAX FREE FUND
                                                                    -------------   -------------   -------------  -------------
ASSETS:
Investments in securities, at cost                                     $   20,516      $   44,076      $   25,698     $   53,396
==================================================================     ==========      ==========      ==========     ==========
Investments in securities, at value                                    $   21,190      $   45,727      $   26,549     $   55,864
Dividends and interest receivable                                             272             580             345            867
Capital shares sold                                                            --             134              --             98
Receivable for investment securities sold                                      --              --              --             --
Other assets                                                                   13               8               5              8
------------------------------------------------------------------     ----------      ----------      ----------     ----------
TOTAL ASSETS                                                               21,475          46,449          26,899         56,837
==================================================================     ==========      ==========      ==========     ==========
LIABILITIES:
Bank overdraft                                                                 --              --              12             --
Capital shares redeemed                                                        98              --               5             52
Payable for investment securities purchased                                    --              --              --            433
Payable for distribution and shareholder servicing fees                         2               1               1             --
Payable to affiliates                                                           7              32               6             38
------------------------------------------------------------------     ----------      ----------      ----------     ----------
TOTAL LIABILITIES                                                             107              33              24            523
==================================================================     ==========      ==========      ==========     ==========
NET ASSETS                                                             $   21,368      $   46,416      $   26,875     $   56,314
==================================================================     ==========      ==========      ==========     ==========
COMPOSITION OF NET ASSETS:
Portfolio capital                                                      $   20,648      $   44,769      $   25,980     $   54,315
Undistributed (distributions in excess of) net investment income               (1)             10               9             71
Accumulated net realized gain (loss) on investments                            47             (14)             35           (540)
Net unrealized appreciation (depreciation) of investments                     674           1,651             851          2,468
------------------------------------------------------------------     ----------      ----------      ----------     ----------
NET ASSETS                                                             $   21,368      $   46,416      $   26,875     $   56,314
==================================================================     ==========      ==========      ==========     ==========
CLASS A:
Net assets                                                             $   11,082      $    4,510      $   16,414     $   10,397
Shares issued and outstanding ($0.0001 par value -- 2 billion
 authorized)                                                                1,031             444           1,514            985
Net asset value and redemption price per share                         $    10.75      $    10.15      $    10.84     $    10.56
Maximum offering price per share (1)                                   $    11.23      $    10.38      $    11.32     $    10.80
CLASS C:
Net assets                                                             $    2,767              --      $      740             --
Shares issued and outstanding ($0.0001 par value -- 2 billion
 authorized)                                                                  258              --              68             --
Net asset value per share (2)                                          $    10.74              --      $    10.85             --
Maximum offering price per share (1)                                   $    10.85              --      $    10.96             --
CLASS Y:
Net assets                                                             $    7,519      $   41,906      $    9,721     $   45,917
Shares issued and outstanding ($0.0001 par value -- 2 billion
 authorized)                                                                  699           4,124             897          4,359
Net asset value, offering price and redemption price per share         $    10.75      $    10.16      $    10.84     $    10.53
==================================================================     ==========      ==========      ==========     ==========

(1) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge. For a description of front-end sales charges, see the notes to the financial statements.
(2) Class C has a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.
(3) Less than 500 shares.


The accompanying notes are an integral part of the financial statements.

(46     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

                                       MINNESOTA                      MISSOURI                           OREGON
COLORADO TAX  INTERMEDIATE TAX  INTERMEDIATE TAX   MINNESOTA TAX      TAX FREE   NEBRASKA TAX  INTERMEDIATE TAX
   FREE FUND         FREE FUND         FREE FUND       FREE FUND          FUND      FREE FUND         FREE FUND   TAX FREE FUND
------------  ----------------  ----------------   -------------    ----------   ------------  ----------------   -------------

  $   27,908        $  475,566        $  248,879      $  176,407    $  156,418     $   29,596        $  149,216      $  518,434
  ==========        ==========        ==========      ==========    ==========     ==========        ==========      ==========
  $   28,785        $  483,334        $  255,784      $  179,607    $  157,341     $   29,442        $  152,550      $  530,152
         352             6,764             2,810           2,455         2,379            389             2,455           7,227
          38               340               120             290            10             --                60             305
         258                --                --              --            --             --             3,226           5,107
          10                61                10              30            34             14                10               8
  ----------        ----------        ----------      ----------    ----------     ----------        ----------      ----------
      29,443           490,499           258,724         182,382       159,764         29,845           158,301         542,799
  ==========        ==========        ==========      ==========    ==========     ==========        ==========      ==========

          --                --                --              14            --             --                --               3
          --               604               150              --           120              1               150           1,233
         969             3,594             1,128              --            --             --             4,020           4,461
           7                 4                 2              25            --              1                 1               9
           8               271               155             102            91              8                93             318
  ----------        ----------        ----------      ----------    ----------     ----------        ----------      ----------
         984             4,473             1,435             141           211             10             4,264           6,024
  ==========        ==========        ==========      ==========    ==========     ==========        ==========      ==========
  $   28,459        $  486,026        $  257,289      $  182,241    $  159,553     $   29,835        $  154,037      $  536,775
  ==========        ==========        ==========      ==========    ==========     ==========        ==========      ==========

  $   27,595        $  479,989        $  250,217      $  178,622    $  157,814     $   29,982        $  150,727      $  523,198
           9                (4)              243             146            32             (5)              (57)            354
         (22)           (1,727)              (76)            273           784             12                33           1,505
         877             7,768             6,905           3,200           923           (154)            3,334          11,718
  ----------        ----------        ----------      ----------    ----------     ----------        ----------      ----------
  $   28,459        $  486,026        $  257,289      $  182,241    $  159,553     $   29,835        $  154,037      $  536,775
  ==========        ==========        ==========      ==========    ==========     ==========        ==========      ==========

  $   20,135        $   23,362        $   15,051      $  122,015    $   22,812     $    5,427        $    7,303      $   40,917

       1,856             2,186             1,505          11,251         1,952            544               735           3,813
  $    10.85        $    10.69        $    10.00      $    10.84    $    11.69     $     9.98        $     9.93      $    10.73
  $    11.33        $    10.94        $    10.23      $    11.32    $    12.21     $    10.42        $    10.16      $    11.21

  $    2,318                --                --      $    9,316    $        2     $      633                --      $    5,407

         214                --                --             862            --(3)          64                --             506
  $    10.83                --                --      $    10.81    $    11.69     $     9.92                --      $    10.69
  $    10.94                --                --      $    10.92    $    11.81     $    10.02                --      $    10.80

  $    6,006        $  462,664        $  242,238      $   50,910    $  136,739     $   23,775        $  146,734      $  490,451

         553            43,365            24,309           4,699        11,695          2,384            14,767          45,665
  $    10.86        $    10.67        $     9.96      $    10.83    $    11.69     $     9.97        $     9.94      $    10.74
  ==========        ==========        ==========      ==========    ==========     ==========        ==========      ==========


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002     47)

STATEMENTS OF OPERATIONS For the six months ended March 31, 2002 (unaudited), in thousands

                                                                              CALIFORNIA                        COLORADO
                                                                 ARIZONA    INTERMEDIATE      CALIFORNIA    INTERMEDIATE
                                                           TAX FREE FUND   TAX FREE FUND   TAX FREE FUND   TAX FREE FUND
                                                           -------------   -------------   -------------   -------------
INVESTMENT INCOME:
Interest                                                      $      549      $    1,141      $      668      $    1,470
---------------------------------------------------------     ----------      ----------      ----------      ----------
TOTAL INVESTMENT INCOME                                              549           1,141             668           1,470
=========================================================     ==========      ==========      ==========      ==========
EXPENSES:
Investment advisory fees                                              53             116              67             143
Administrator and fund accounting fees                                30              62              36              73
Transfer agent fees and expenses                                      28              22              30              22
Distribution and shareholder servicing fees - Class A                 15               5              22              13
Distribution and shareholder servicing fees - Class C                 12              --               3              --
Custodian fees                                                         1               2               1               3
Directors' fees                                                       --              --              --              --
Registration fees                                                      2               3               2               4
Professional fees                                                     --               1              --              --
Printing                                                              --               1               1               1
Miscellaneous fees                                                     1               1               1              --
---------------------------------------------------------     ----------      ----------      ----------      ----------
TOTAL EXPENSES                                                       142             213             163             259
=========================================================     ==========      ==========      ==========      ==========
Less: Waiver and reimbursement of expenses                           (64)            (47)            (72)            (51)
---------------------------------------------------------     ----------      ----------      ----------      ----------
TOTAL NET EXPENSES                                                    78             166              91             208
=========================================================     ==========      ==========      ==========      ==========
INVESTMENT INCOME - NET                                              471             975             577           1,262
=========================================================     ==========      ==========      ==========      ==========
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS - NET:
Net realized gain (loss) on investments                               58              71              35              45
Net change in unrealized appreciation or depreciation of
 investments                                                        (463)         (1,267)           (718)         (1,305)
---------------------------------------------------------     ----------      ----------      ----------      ----------
NET LOSS ON INVESTMENTS                                             (405)         (1,196)           (683)         (1,260)
=========================================================     ==========      ==========      ==========      ==========
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                              $       66      $     (221)     $     (106)     $        2
=========================================================     ==========      ==========      ==========      ==========


The accompanying notes are an integral part of the financial statements.

(48     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

                                    MINNESOTA                                                           OREGON
     COLORADO    INTERMEDIATE    INTERMEDIATE        MINNESOTA        MISSOURI        NEBRASKA    INTERMEDIATE
TAX FREE FUND   TAX FREE FUND   TAX FREE FUND    TAX FREE FUND   TAX FREE FUND   TAX FREE FUND   TAX FREE FUND   TAX FREE FUND
-------------   -------------   -------------    -------------   -------------   -------------   -------------   -------------

   $      680      $   12,188      $    6,689      $    4,760       $    3,903      $      678      $    3,786      $   14,310
   ----------      ----------      ----------      ----------       ----------      ----------      ----------      ----------
          680          12,188           6,689           4,760            3,903             678           3,786          14,310
   ==========      ==========      ==========      ==========       ==========      ==========      ==========      ==========

           68           1,203             656             443              403              72             391           1,376
           36             565             312             210              190              34             189             603
           31              37              30              53               36              29              19              56
           25              29              17             150               28               7               8              58
           10              --              --              41               --               2              --              25
            1              24              13               9                8               2              10              27
           --               1               1              --                1              --              --               2
            3              15               7               9                8               8               5              20
            1               5               3               2                1              --               2               9
           --               9               4               3                3               1               3               8
            1               2               2               1               --              --               1               5
   ----------      ----------      ----------      ----------       ----------      ----------      ----------      ----------
          176           1,890           1,045             921              678             155             628           2,189
   ==========      ==========      ==========      ==========       ==========      ==========      ==========      ==========
          (75)           (189)           (117)           (124)             (87)            (77)            (79)           (183)
   ----------      ----------      ----------      ----------       ----------      ----------      ----------      ----------
          101           1,701             928             797              591              78             549           2,006
   ==========      ==========      ==========      ==========       ==========      ==========      ==========      ==========
          579          10,487           5,761           3,963            3,312             600           3,237          12,304
   ==========      ==========      ==========      ==========       ==========      ==========      ==========      ==========


          (22)            389             249             291              925              31             428           3,379

         (566)        (11,888)         (5,650)         (3,919)          (5,364)           (640)         (4,029)        (16,553)
   ----------      ----------      ----------      ----------       ----------      ----------      ----------      ----------
         (588)        (11,499)         (5,401)         (3,628)          (4,439)           (609)         (3,601)        (13,174)
   ==========      ==========      ==========      ==========       ==========      ==========      ==========      ==========

   $       (9)     $   (1,012)     $      360      $      335       $   (1,127)     $       (9)     $     (364)     $     (870)
   ==========      ==========      ==========      ==========       ==========      ==========      ==========      ==========


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002     49)

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                                                                  CALIFORNIA
                                                                               ARIZONA          INTERMEDIATE            CALIFORNIA
                                                                         TAX FREE FUND         TAX FREE FUND         TAX FREE FUND
                                                                   -------------------   -------------------   -------------------
                                                                    10/1/01    10/1/00    10/1/01    10/1/00    10/1/01    10/1/00
                                                                         to         to         to         to         to         to
                                                                    3/31/02    9/30/01    3/31/02    9/30/01    3/31/02    9/30/01
                                                                   --------   --------   --------   --------   --------   --------
                                                                  (unaudited)           (unaudited)           (unaudited)
OPERATIONS:
Net investment income - net                                        $    471   $    971   $    975   $  1,973   $    577   $  1,271
Net realized gain (loss) on investments                                  58         26         71        100         35        121
Net change in unrealized appreciation or depreciation of
 investments                                                           (463)       862     (1,267)     1,653       (718)     1,080
-----------------------------------------------------------------  --------   --------   --------   --------   --------   --------
Net increase (decrease) in net assets resulting from operations          66      1,859       (221)     3,726       (106)     2,472
-----------------------------------------------------------------  --------   --------   --------   --------   --------   --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income - net:
  Class A                                                              (282)      (709)       (80)      (109)      (387)      (848)
  Class B                                                                --         --         --         --         --         --
  Class C                                                               (52)       (31)        --         --        (12)       (12)
  Class S                                                                --         --         --         --         --         --
  Class Y                                                              (158)      (211)      (903)    (1,865)      (196)      (387)
In excess of investment income - net:
  Class A                                                                --         --         --         --         --         --
  Class Y                                                                --         --         --         --         --         --
Net realized gain on investments:
  Class A                                                               (20)        --         --         --        (84)        --
  Class B                                                                --         --         --         --         --         --
  Class C                                                                (4)        --         --         --         (3)        --
  Class Y                                                               (10)        --         --         --        (33)        --
-----------------------------------------------------------------  --------   --------   --------   --------   --------   --------
Total distributions                                                    (526)      (951)      (983)    (1,974)      (715)    (1,247)
-----------------------------------------------------------------  --------   --------   --------   --------   --------   --------
CAPITAL SHARE TRANSACTIONS (2):
Class A:
  Proceeds from sales                                                   712      6,492      1,326      1,139        588     17,326
  Reinvestment of distributions                                         283        672         55         77        415        800
  Payments for redemptions                                           (3,636)    (3,586)      (153)      (264)    (2,204)    (6,861)
  Shares issued in connection with the acquisition of Fund
   net assets                                                            --         --         --         --         --         --
-----------------------------------------------------------------  --------   --------   --------   --------   --------   --------
Increase (decrease) in net assets from Class A transactions          (2,641)     3,578      1,228        952     (1,201)    11,265
-----------------------------------------------------------------  --------   --------   --------   --------   --------   --------
Class B:
  Proceeds from sales                                                    --         --         --         --         --         --
  Reinvestment of distributions                                          --         --         --         --         --         --
  Payments for redemptions                                               --         --         --         --         --         --
  Shares issued in connection with the acquisition of Fund
   net assets                                                            --         --         --         --         --         --
-----------------------------------------------------------------  --------   --------   --------   --------   --------   --------
Decrease in net assets from Class B transactions                         --         --         --         --         --         --
-----------------------------------------------------------------  --------   --------   --------   --------   --------   --------
Class C:
  Proceeds from sales                                                 1,008      2,331         --         --        313        793
  Reinvestment of distributions                                          54         31         --         --         15         12
  Payments for redemptions                                             (244)      (404)        --         --       (213)      (211)
  Shares issued in connection with the acquisition of Fund
   net assets                                                            --         --         --         --         --         --
-----------------------------------------------------------------  --------   --------   --------   --------   --------   --------
Increase in net assets from Class C transactions                        818      1,958         --         --        115        594
-----------------------------------------------------------------  --------   --------   --------   --------   --------   --------
Class S:
  Proceeds from sales                                                    --         --         --         --         --         --
  Payments for redemptions                                               --         --         --         --         --         --
-----------------------------------------------------------------  --------   --------   --------   --------   --------   --------
0Increase (decrease) in net assets from Class S transactions             --         --         --         --         --         --
-----------------------------------------------------------------  --------   --------   --------   --------   --------   --------
Class Y (3):
  Proceeds from sales                                                 1,926      3,140      1,415      4,093      3,647      5,257
  Reinvestment of distributions                                           5          2         --         --          9         --
  Payments for redemptions                                              (76)      (150)    (2,062)    (5,364)      (386)    (3,658)
  Shares issued in connection with the acquisition of Fund
   net assets                                                            --         --         --         --         --         --
-----------------------------------------------------------------  --------   --------   --------   --------   --------   --------
Increase (decrease) in net assets from Class Y transactions           1,855      2,992       (647)    (1,271)     3,270      1,599
-----------------------------------------------------------------  --------   --------   --------   --------   --------   --------
Increase (decrease) in net assets from capital share transactions        32      8,528        581       (319)     2,184     13,458
-----------------------------------------------------------------  --------   --------   --------   --------   --------   --------
Total increase (decrease) in net assets                                (428)     9,436       (623)     1,433      1,363     14,683
NET ASSETS AT BEGINNING OF PERIOD                                    21,796     12,360     47,039     45,606     25,512     10,829
=================================================================  ========   ========   ========   ========   ========   ========
NET ASSETS AT END OF PERIOD                                        $ 21,368   $ 21,796   $ 46,416   $ 47,039   $ 26,875   $ 25,512
=================================================================  ========   ========   ========   ========   ========   ========
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT
 INCOME AT END OF PERIOD                                           $     (1)  $     20   $     10   $     18   $      9   $     27
=================================================================  ========   ========   ========   ========   ========   ========

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                                COLORADO
                                                                            INTERMEDIATE              COLORADO
                                                                           TAX FREE FUND         TAX FREE FUND
                                                                     -------------------   -------------------
                                                                      10/1/01    10/1/00    10/1/01    10/1/00
                                                                           to         to         to         to
                                                                      3/31/02    9/30/01    3/31/02    9/30/01
                                                                     --------   --------   --------   --------
                                                                    (unaudited)           (unaudited)
OPERATIONS:
Net investment income - net                                          $  1,262   $  2,534   $    579   $  1,019
Net realized gain (loss) on investments                                    45        133        (22)        16
Net change in unrealized appreciation or depreciation of
 investments                                                           (1,305)     2,494       (566)     1,122
-------------------------------------------------------------------  --------   --------   --------   --------
Net increase (decrease) in net assets resulting from operations             2      5,161         (9)     2,157
-------------------------------------------------------------------  --------   --------   --------   --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income - net:
  Class A                                                                (228)      (235)      (447)      (834)
  Class B                                                                  --         --         --         --
  Class C                                                                  --         --        (42)       (35)
  Class S                                                                  --         --         --         --
  Class Y                                                              (1,023)    (2,243)      (115)      (123)
In excess of investment income - net:
  Class A                                                                  --         --         --         --
  Class Y                                                                  --         --         --         --
Net realized gain on investments:
  Class A                                                                  --         --        (12)        (3)
  Class B                                                                  --         --         --         --
  Class C                                                                  --         --         (1)        --
  Class Y                                                                  --         --         (3)        (1)
-------------------------------------------------------------------  --------   --------   --------   --------
Total distributions                                                    (1,251)    (2,478)      (620)      (996)
-------------------------------------------------------------------  --------   --------   --------   --------
CAPITAL SHARE TRANSACTIONS (2):
Class A:
  Proceeds from sales                                                   4,876      7,104      1,286     14,844
  Reinvestment of distributions                                           133        132        405        789
  Payments for redemptions                                             (2,687)    (2,616)    (1,668)    (4,136)
  Shares issued in connection with the acquisition of Fund
   net assets                                                              --         --         --         --
-------------------------------------------------------------------  --------   --------   --------   --------
Increase (decrease) in net assets from Class A transactions             2,322      4,620         23     11,497
-------------------------------------------------------------------  --------   --------   --------   --------
Class B:
  Proceeds from sales                                                      --         --         --         --
  Reinvestment of distributions                                            --         --         --         --
  Payments for redemptions                                                 --         --         --         --
  Shares issued in connection with the acquisition of Fund
   net assets                                                              --         --         --         --
-------------------------------------------------------------------  --------   --------   --------   --------
Decrease in net assets from Class B transactions                           --         --         --         --
-------------------------------------------------------------------  --------   --------   --------   --------
Class C:
  Proceeds from sales                                                      --         --        677      1,477
  Reinvestment of distributions                                            --         --         43         35
  Payments for redemptions                                                 --         --        (48)        --
  Shares issued in connection with the acquisition of Fund
   net assets                                                              --         --         --         --
-------------------------------------------------------------------  --------   --------   --------   --------
Increase in net assets from Class C transactions                           --         --        672      1,512
-------------------------------------------------------------------  --------   --------   --------   --------
Class S:
  Proceeds from sales                                                      --         --         --         --
  Payments for redemptions                                                 --         --         --         --
-------------------------------------------------------------------  --------   --------   --------   --------
Increase (decrease) in net assets from Class S transactions                --         --         --         --
-------------------------------------------------------------------  --------   --------   --------   --------
Class Y (3):
  Proceeds from sales                                                   4,756      3,484      4,548        789
  Reinvestment of distributions                                            --          2          2          2
  Payments for redemptions                                             (5,742)   (10,932)      (328)    (1,444)
  Shares issued in connection with the acquisition of Fund
   net assets                                                              --         --         --         --
-------------------------------------------------------------------  --------   --------   --------   --------
Increase (decrease) in net assets from Class Y transactions              (986)    (7,446)     4,222       (653)
-------------------------------------------------------------------  --------   --------   --------   --------
Increase (decrease) in net assets from capital share transactions       1,336     (2,826)     4,917     12,356
-------------------------------------------------------------------  --------   --------   --------   --------
Total increase (decrease) in net assets                                    87       (143)     4,288     13,517
NET ASSETS AT BEGINNING OF PERIOD                                      56,227     56,370     24,171     10,654
===================================================================  ========   ========   ========   ========
NET ASSETS AT END OF PERIOD                                          $ 56,314   $ 56,227   $ 28,459   $ 24,171
===================================================================  ========   ========   ========   ========
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT
 INCOME AT END OF PERIOD                                             $     71   $     60   $      9   $     34
===================================================================  ========   ========   ========   ========

(1) Commencement of operations.
(2) See note 4 in Notes to Financial Statements for additional information.
(3) On September 24, 2001, the Institutional Class of Missouri Tax Free Fund and Tax Free Fund were redesignated as Class Y.


The accompanying notes are an integral part of the financial statements.

(50     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

                                          MINNESOTA
             INTERMEDIATE              INTERMEDIATE                 MINNESOTA                               MISSOURI
            TAX FREE FUND             TAX FREE FUND             TAX FREE FUND                          TAX FREE FUND
   ----------------------    ----------------------    ----------------------    -----------------------------------
     10/1/01      10/1/00     10/1/01       10/1/00      10/1/01      10/1/00      10/1/01      11/1/00      12/1/99
          to           to          to            to           to           to           to           to           to
     3/31/02      9/30/01     3/31/02       9/30/01      3/31/02      9/30/01      3/31/02      9/30/01     10/31/00
   ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------
  (unaudited)               (unaudited)               (unaudited)               (unaudited)

   $  10,487    $  15,899    $   5,761    $  11,353    $   3,963    $   7,522    $   3,312    $   6,263    $   6,093
         389        1,392          249          256          291          709          925          407           56

     (11,888)      14,494       (5,650)      10,274       (3,919)       5,387       (5,364)       6,026        2,814
   ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------
      (1,012)      31,785          360       21,883          335       13,618       (1,127)      12,696        8,963
   ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------


        (494)        (460)        (279)        (520)      (2,586)      (5,094)        (459)        (779)        (852)
          --           --           --           --           --           --           --          (53)        (109)
          --           --           --           --         (163)        (164)          --           --           --
          --           --           --           --           --           --           --           --           --
     (10,207)     (15,224)      (5,244)     (10,857)      (1,117)      (2,465)      (3,024)      (5,219)      (5,109)

          --           --           --           --           --           --           --           --           --
          --           --           --           --           --           --           --           --           --

          --           --           --           --         (152)          --          (73)          (8)          (1)
          --           --           --           --           --           --           --           (1)          --
          --           --           --           --           (9)          --           --           --           --
          --           --           --           --          (65)          --         (472)         (50)          (7)
   ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------
     (10,701)     (15,684)      (5,523)     (11,377)      (4,092)      (7,723)      (4,028)      (6,110)      (6,078)
   ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------


       3,996        9,958        3,508        2,453       27,321       22,563        1,406        3,530          775
         361          299          168          340        2,586        4,803          330          469          544
      (3,664)      (7,953)        (753)      (3,355)     (12,579)     (18,064)        (801)      (2,214)      (3,066)

          --       11,447           --           --           --           --           --           --           --
   ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------
         693       13,751        2,923         (562)      17,328        9,302          935        1,785       (1,747)
   ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------

          --           --           --           --           --           --           --          120          109
          --           --           --           --           --           --           --           32           72
          --           --           --           --           --           --           --       (2,902)      (1,065)

          --           --           --           --           --           --           --           --           --
   ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------
          --           --           --           --           --           --           --       (2,750)        (884)
   ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------

          --           --           --           --        3,421        4,811            2           --           --
          --           --           --           --          163          139           --           --           --
          --           --           --           --         (477)        (695)          --           --           --

          --           --           --           --           --           --           --           --           --
   ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------
          --           --           --           --        3,107        4,255            2           --           --
   ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------

          --           --           --           --           --           --           --           16           --
          --           --           --           --           --           --           --          (16)          --
   ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------
          --           --           --           --           --           --           --           --           --
   ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------

      61,715       31,706       11,509       35,957        8,954       11,518       26,472       18,418       41,873
         896          931          132          260          154          371          155          159          328
     (47,544)     (97,911)     (20,459)     (34,636)      (6,265)      (5,513)     (15,144)     (21,370)     (29,598)

          --      133,128           --           --           --           --           --           --           --
   ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------
      15,067       67,854       (8,818)       1,581        2,843        6,376       11,483       (2,793)      12,603
   ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------
      15,760       81,605       (5,895)       1,019       23,278       19,933       12,420       (3,758)       9,972
   ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------
       4,047       97,706      (11,058)      11,525       19,521       25,828        7,265        2,828       12,857
     481,979      384,273      268,347      256,822      162,720      136,892      152,288      149,460      136,603
   =========    =========    =========    =========    =========    =========    =========    =========    =========
   $ 486,026    $ 481,979    $ 257,289    $ 268,347    $ 182,241    $ 162,720    $ 159,553    $ 152,288    $ 149,460
   =========    =========    =========    =========    =========    =========    =========    =========    =========

   $      (4)   $     210    $     243    $       5    $     146    $      49    $      32    $     203    $      (9)
   =========    =========    =========    =========    =========    =========    =========    =========    =========

[WIDE TABLE CONTINUED FROM ABOVE]

                                             OREGON
                 NEBRASKA              INTERMEDIATE
            TAX FREE FUND             TAX FREE FUND                          TAX FREE FUND
   ----------------------    ----------------------    -----------------------------------
     10/1/01   2/28/01 (1)     10/1/01      10/1/00      10/1/01      11/1/00      12/1/99
          to           to           to           to           to           to           to
     3/31/02      9/30/01      3/31/02      9/30/01      3/31/02      9/30/01     10/31/00
   ---------    ---------    ---------    ---------    ---------    ---------    ---------
  (unaudited)               (unaudited)               (unaudited)

   $     600    $     583    $   3,237    $   6,821    $  12,304    $  16,100    $  11,254
          31          (19)         428          557        3,379          395       (1,499)

        (640)         486       (4,029)       6,439      (16,553)      17,631        9,127
   ---------    ---------    ---------    ---------    ---------    ---------    ---------
          (9)       1,050         (364)      13,817         (870)      34,126       18,882
   ---------    ---------    ---------    ---------    ---------    ---------    ---------


        (107)        (105)        (137)        (208)        (987)        (134)         (60)
          --           --           --           --           --          (13)         (22)
          (8)          (2)          --           --         (102)          --           --
          --           --           --           --           --           (1)          --
        (490)        (476)      (3,248)      (6,602)     (11,279)     (15,476)     (11,172)

          --           --           --           --           --           --           (1)
          --           --           --           --           --           --         (182)

          --           --           --           --           --           --           --
          --           --           --           --           --           --           --
          --           --           --           --           --           --           --
          --           --           --           --           --           --           --
   ---------    ---------    ---------    ---------    ---------    ---------    ---------
        (605)        (583)      (3,385)      (6,810)     (12,368)     (15,624)     (11,437)
   ---------    ---------    ---------    ---------    ---------    ---------    ---------


         494        5,119        3,698        2,249        1,667       18,924          187
          71           84           68           73          876           86           26
        (118)        (209)      (1,775)        (362)      (9,303)     (16,521)        (312)

          --           --           --           --           --      195,501           --
   ---------    ---------    ---------    ---------    ---------    ---------    ---------
         447        4,994        1,991        1,960       (6,760)     197,990          (99)
   ---------    ---------    ---------    ---------    ---------    ---------    ---------

          --           --           --           --           --          297            1
          --           --           --           --           --           11           17
          --           --           --           --           --       (1,081)        (133)

          --           --           --           --           --          101           --
   ---------    ---------    ---------    ---------    ---------    ---------    ---------
          --           --           --           --           --         (672)        (115)
   ---------    ---------    ---------    ---------    ---------    ---------    ---------

         417          223           --           --        1,011           72           --
           7            2           --           --           99           --           --
          (6)          --           --           --          (67)          --           --

          --           --           --           --           --        4,411           --
   ---------    ---------    ---------    ---------    ---------    ---------    ---------
         418          225           --           --        1,043        4,483           --
   ---------    ---------    ---------    ---------    ---------    ---------    ---------

          --           --           --           --           --          160           --
          --           --           --           --           --         (160)          --
   ---------    ---------    ---------    ---------    ---------    ---------    ---------
          --           --           --           --           --           --           --
   ---------    ---------    ---------    ---------    ---------    ---------    ---------

       4,187       23,636        6,412       12,823       39,009       44,165       19,905
           9           --          153          325          441          446           32
      (2,371)      (1,563)     (10,198)     (26,114)     (38,343)     (54,902)    (100,354)

          --           --           --           --           --       88,628           --
   ---------    ---------    ---------    ---------    ---------    ---------    ---------
       1,825       22,073       (3,633)     (12,966)       1,107       78,337      (80,417)
   ---------    ---------    ---------    ---------    ---------    ---------    ---------
       2,690       27,292       (1,642)     (11,006)      (4,610)     280,138      (80,631)
   ---------    ---------    ---------    ---------    ---------    ---------    ---------
       2,076       27,759       (5,391)      (3,999)     (17,848)     298,640      (73,186)
      27,759           --      159,428      163,427      554,623      255,983      329,169
   =========    =========    =========    =========    =========    =========    =========
   $  29,835    $  27,759    $ 154,037    $ 159,428    $ 536,775    $ 554,623    $ 255,983
   =========    =========    =========    =========    =========    =========    =========

   $      (5)   $      --    $     (57)   $      91    $     354    $     418    $      --
   =========    =========    =========    =========    =========    =========    =========


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002     51)

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

                                                                   REALIZED AND
                                         NET ASSET                   UNREALIZED     DIVIDENDS
                                             VALUE           NET       GAINS OR      FROM NET   DISTRIBUTIONS
                                         BEGINNING    INVESTMENT    (LOSSES) ON    INVESTMENT            FROM
                                         OF PERIOD        INCOME    INVESTMENTS        INCOME   CAPITAL GAINS
                                        ----------   -----------  -------------   -----------  --------------
ARIZONA TAX FREE FUND
Class A
 2002 (4)                                $  10.99      $  0.24        $ (0.21)      $ (0.25)       $ (0.02)
 2001                                       10.45         0.55           0.53         (0.54)            --
 2000 (1)                                   10.00         0.36           0.45         (0.36)            --
Class C
 2002 (4)                                $  10.98      $  0.22        $ (0.21)      $ (0.23)       $ (0.02)
 2001                                       10.44         0.53           0.51         (0.50)            --
 2000 (1)                                   10.00         0.34           0.44         (0.34)            --
Class Y
 2002 (4)                                $  10.99      $  0.25        $ (0.21)      $ (0.26)       $ (0.02)
 2001                                       10.45         0.57           0.53         (0.56)            --
 2000 (1)                                   10.00         0.37           0.45         (0.37)            --
CALIFORNIA INTERMEDIATE TAX FREE FUND
Class A
 2002 (4)                                $  10.41      $  0.21        $ (0.26)      $ (0.21)       $    --
 2001                                       10.02         0.44           0.39         (0.44)            --
 2000                                        9.89         0.43           0.13         (0.43)            --
 1999                                       10.37         0.42          (0.46)        (0.41)         (0.03)
 1998                                       10.04         0.43           0.33         (0.43)            --
 1997 (2)                                   10.00         0.06           0.04         (0.06)            --
Class Y
 2002 (4)                                $  10.43      $  0.22        $ (0.27)      $ (0.22)       $    --
 2001                                       10.04         0.44           0.39         (0.44)            --
 2000                                        9.89         0.43           0.15         (0.43)            --
 1999                                       10.36         0.42          (0.45)        (0.41)         (0.03)
 1998                                       10.03         0.43           0.33         (0.43)            --
 1997 (2)                                   10.00         0.06           0.03         (0.06)            --
CALIFORNIA TAX FREE FUND
Class A
 2002 (4)                                $  11.17      $  0.23        $ (0.27)      $ (0.24)       $ (0.05)
 2001                                       10.66         0.52           0.50         (0.51)            --
 2000 (1)                                   10.00         0.35           0.66         (0.35)            --
Class C
 2002 (4)                                $  11.18      $  0.21        $ (0.27)      $ (0.22)       $ (0.05)
 2001                                       10.66         0.47           0.51         (0.46)            --
 2000 (1)                                   10.00         0.32           0.66         (0.32)            --
Class Y
 2002 (4)                                $  11.17      $  0.24        $ (0.27)      $ (0.25)       $ (0.05)
 2001                                       10.66         0.54           0.50         (0.53)            --
 2000 (1)                                   10.00         0.37           0.65         (0.36)            --
COLORADO INTERMEDIATE TAX FREE FUND
Class A
 2002 (4)                                $  10.79      $  0.23        $ (0.23)      $ (0.23)       $    --
 2001                                       10.28         0.46           0.52         (0.47)            --
 2000                                       10.32         0.48          (0.04)        (0.48)            --
 1999                                       10.89         0.46          (0.55)        (0.46)         (0.02)
 1998                                       10.61         0.47           0.30         (0.47)         (0.02)
 1997                                       10.42         0.48           0.24         (0.48)         (0.05)
Class Y
 2002 (4)                                $  10.76      $  0.24        $ (0.23)      $ (0.24)       $    --
 2001                                       10.26         0.48           0.49         (0.47)            --
 2000                                       10.29         0.48          (0.03)        (0.48)            --
 1999                                       10.88         0.46          (0.57)        (0.46)         (0.02)
 1998                                       10.61         0.47           0.29         (0.47)         (0.02)
 1997                                       10.42         0.48           0.24         (0.48)         (0.05)
COLORADO TAX FREE FUND
Class A
 2002 (4)                                $  11.09      $  0.24        $ (0.23)      $ (0.24)       $ (0.01)
 2001                                       10.42         0.54           0.66         (0.53)            --
 2000 (1)                                   10.00         0.35           0.42         (0.35)            --
Class C
 2002 (4)                                $  11.08      $  0.21        $ (0.23)      $ (0.22)       $ (0.01)
 2001                                       10.41         0.49           0.67         (0.49)            --
 2000 (1)                                   10.00         0.34           0.41         (0.34)            --
Class Y
 2002 (4)                                $  11.10      $  0.23        $ (0.21)      $ (0.25)       $ (0.01)
 2001                                       10.43         0.58           0.64         (0.55)            --
 2000 (1)                                   10.00         0.37           0.42         (0.36)            --
-----------------------------------      --------      -------        -------       -------        -------

(1) Commenced operations on February 1, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.
(2) Commenced operations on August 8, 1997. All ratios for the period have been annualized, except total return and portfolio turnover.
(3) Total returns do not reflect sales charges. Total return would have been lower had certain expenses not been waived.
(4) For the six months ended March 31, 2002 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.


The accompanying notes are an integral part of the financial statements.


(52     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

                                                                               RATIO OF       RATIO OF NET
                                                             RATIO OF NET   EXPENSES TO  INVESTMENT INCOME
  NET ASSET                                     RATIO OF      INVESTMENT       AVERAGE          TO AVERAGE
      VALUE                    NET ASSETS    EXPENSES TO       INCOME TO    NET ASSETS          NET ASSETS    PORTFOLIO
     END OF         TOTAL          END OF        AVERAGE         AVERAGE    (EXCLUDING          (EXCLUDING     TURNOVER
     PERIOD    RETURN (3)    PERIOD (000)     NET ASSETS      NET ASSETS      WAIVERS)            WAIVERS)         RATE
 ----------   -----------   -------------   ------------    ------------   -----------   -----------------   ----------


  $  10.75         0.27%        $11,082          0.75%           4.42%          1.33%             3.84%            15%
     10.99        10.50          13,971          0.25            5.10           1.45              3.90             19
     10.45         8.21           9,668          0.25            5.31           1.80              3.76             27

  $  10.74         0.09%        $ 2,767          1.15%           4.03%          1.72%             3.46%            15%
     10.98        10.15           2,003          0.65            4.66           1.84              3.47             19
     10.44         7.88              22          0.65            4.95           2.72              2.88             27

  $  10.75         0.39%        $ 7,519          0.50%           4.67%          1.07%             4.10%            15%
     10.99        10.76           5,822          0.00            5.33           1.19              4.14             19
     10.45         8.36           2,670          0.00            5.53           1.53              4.00             27


  $  10.15        (0.48)%       $ 4,510          0.85%           4.06%          1.05%             3.86%             4%
     10.41         8.41           3,392          0.70            4.25           1.21              3.74             12
     10.02         5.84           2,344          0.70            4.35           1.18              3.87             23
      9.89        (0.40)          2,042          0.70            4.19           1.17              3.72              9
     10.37         7.80              82          0.70            4.22           1.21              3.71             22
     10.04         1.02               1          0.69            4.48           1.36              3.81              3

  $  10.16        (0.51)%       $41,906          0.70%           4.21%          0.89%             4.02%             4%
     10.43         8.39          43,647          0.70            4.26           0.96              4.00             12
     10.04         6.05          43,262          0.70            4.36           0.93              4.13             23
      9.89        (0.30)         41,469          0.70            4.11           0.92              3.89              9
     10.36         7.80          37,275          0.70            4.27           0.96              4.01             22
     10.03         0.92          33,287          0.69            4.14           1.11              3.72              3


  $  10.84        (0.35)%       $16,414          0.75%           4.25%          1.28%             3.72%            12%
     11.17         9.73          18,139          0.25            4.75           1.35              3.65             19
     10.66        10.23           6,029          0.25            5.20           1.85              3.60             12

  $  10.85        (0.53)%       $   740          1.15%           3.84%          1.68%             3.31%            12%
     11.18         9.42             647          0.65            4.38           1.75              3.28             19
     10.66         9.95              34          0.65            5.12           2.25              3.52             12

  $  10.84        (0.24)%       $ 9,721          0.50%           4.50%          1.03%             3.97%            12%
     11.17         9.99           6,726          0.00            5.00           1.10              3.90             19
     10.66        10.38           4,766          0.00            5.42           1.59              3.83             12


  $  10.56        (0.02)%       $10,397          0.85%           4.31%          1.01%             4.15%             6%
     10.79         9.75           8,320          0.70            4.55           1.34              3.91             24
     10.28         4.40           3,485          0.70            4.66           1.25              4.11             42
     10.32        (0.88)          4,733          0.70            4.32           1.15              3.87             33
     10.89         7.43           4,301          0.70            4.43           1.17              3.96             19
     10.61         7.11           4,187          0.70            4.55           1.16              4.09             11

  $  10.53         0.05%        $45,917          0.70%           4.45%          0.86%             4.29%             6%
     10.76         9.67          47,907          0.70            4.58           1.09              4.19             24
     10.26         4.51          52,885          0.70            4.66           1.00              4.36             42
     10.29        (1.07)         57,236          0.70            4.31           0.90              4.11             33
     10.88         7.33          59,631          0.70            4.43           0.92              4.21             19
     10.61         7.11          54,378          0.70            4.55           0.91              4.34             11


  $  10.85         0.08%        $20,135          0.75%           4.27%          1.29%             3.73%            24%
     11.09        11.78          20,550          0.25            5.03           1.42              3.86             23
     10.42         7.80           8,068          0.25            5.28           1.80              3.73             36

  $  10.83        (0.18)%       $ 2,318          1.15%           3.88%          1.68%             3.35%            24%
     11.08        11.41           1,698          0.65            4.61           1.82              3.44             23
     10.41         7.52             156          0.65            4.92           2.58              2.99             36

  $  10.86         0.20%        $ 6,006          0.50%           4.52%          1.03%             3.99%            24%
     11.10        12.02           1,923          0.00            5.32           1.18              4.14             23
     10.43         8.05           2,430          0.00            5.47           1.53              3.94             36
  --------        -----         -------          ----            ----           ----              ----             --


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002     53)

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

                                                                  REALIZED AND
                                        NET ASSET                   UNREALIZED     DIVIDENDS
                                            VALUE           NET       GAINS OR      FROM NET   DISTRIBUTIONS
                                        BEGINNING    INVESTMENT    (LOSSES) ON    INVESTMENT            FROM
                                        OF PERIOD        INCOME    INVESTMENTS        INCOME   CAPITAL GAINS
                                       ----------   -----------  -------------   -----------  --------------
INTERMEDIATE TAX FREE FUND
Class A
 2002 (5)                               $  10.95      $  0.23        $ (0.26)      $ (0.23)       $    --
 2001                                      10.48         0.48           0.46         (0.47)            --
 2000                                      10.45         0.48           0.04         (0.49)            --
 1999                                      11.05         0.46          (0.55)        (0.46)         (0.05)
 1998                                      10.84         0.47           0.27         (0.47)         (0.06)
 1997                                      10.66         0.47           0.24         (0.47)         (0.06)
Class Y
 2002 (5)                               $  10.93      $  0.24        $ (0.26)      $ (0.24)       $    --
 2001                                      10.46         0.48           0.46         (0.47)            --
 2000                                      10.43         0.48           0.04         (0.49)            --
 1999                                      11.03         0.46          (0.55)        (0.46)         (0.05)
 1998                                      10.82         0.47           0.27         (0.47)         (0.06)
 1997                                      10.65         0.47           0.23         (0.47)         (0.06)
MINNESOTA INTERMEDIATE TAX FREE FUND
Class A
 2002 (5)                               $  10.21      $  0.21        $ (0.21)      $ (0.21)       $    --
 2001                                       9.80         0.44           0.41         (0.44)            --
 2000                                       9.79         0.45           0.02         (0.45)         (0.01)
 1999                                      10.29         0.43          (0.47)        (0.43)         (0.03)
 1998                                      10.09         0.43           0.24         (0.43)         (0.04)
 1997                                       9.91         0.44           0.21         (0.44)         (0.03)
Class Y
 2002 (5)                               $  10.17      $  0.22        $ (0.22)      $ (0.21)       $    --
 2001                                       9.76         0.44           0.41         (0.44)            --
 2000                                       9.76         0.45           0.01         (0.45)         (0.01)
 1999                                      10.26         0.43          (0.47)        (0.43)         (0.03)
 1998                                      10.06         0.43           0.24         (0.43)         (0.04)
 1997                                       9.91         0.44           0.18         (0.44)         (0.03)
MINNESOTA TAX FREE FUND (1)
Class A
 2002 (5)                               $  11.06      $  0.24        $ (0.21)      $ (0.24)       $ (0.01)
 2001                                      10.64         0.53           0.43         (0.54)            --
 2000                                      10.70         0.55          (0.06)        (0.55)            --
 1999                                      11.46         0.55          (0.69)        (0.56)         (0.06)
 1998                                      11.15         0.57           0.36         (0.56)         (0.06)
 1997                                      10.89         0.57           0.31         (0.57)         (0.05)
Class C
 2002 (5)                               $  11.04      $  0.23        $ (0.23)      $ (0.22)       $ (0.01)
 2001                                      10.62         0.49           0.43         (0.50)            --
 2000                                      10.69         0.53          (0.09)        (0.51)            --
 1999 (2)                                  11.38         0.37          (0.71)        (0.35)            --
Class Y
 2002 (5)                               $  11.05      $  0.25        $ (0.21)      $ (0.25)       $ (0.01)
 2001                                      10.63         0.55           0.44         (0.57)            --
 2000                                      10.69         0.58          (0.07)        (0.57)            --
 1999                                      11.45         0.58          (0.69)        (0.59)         (0.06)
 1998                                      11.14         0.60           0.36         (0.59)         (0.06)
 1997 (3)                                  11.16         0.10          (0.02)        (0.10)            --
------------------------------------    --------      -------        -------       -------        -------

(1) The financial highlights for the Minnesota Tax Free Fund as set forth herein include the historical financial highlights of the Piper Minnesota Tax-Exempt Fund Class A shares and Class Y shares. The assets of the Piper Minnesota Tax-Exempt Fund were acquired by Minnesota Tax Free Fund on July 31, 1998. In connection with this acquisition, (i) Class A shares of the Piper Minnesota Tax-Exempt Fund were exchanged for Class A shares of the Minnesota Tax Free Fund, (ii) Class Y shares of the Piper Minnesota Tax-Exempt Fund were exchanged for Class Y shares of the Minnesota Tax Free Fund. On July 31, 1998, the Fund's advisor changed from Piper Capital Management Incorporated to U.S. Bank National Association.
(2) Class of shares have been offered since February 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.
(3) Class of shares have been offered since August 1, 1997. All ratios for the period have been annualized, except total return and portfolio turnover.
(4) Total returns do not reflect sales charges. Total return would have been lower had certain expenses not been waived.
(5) For the six months ended March 31, 2002 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.


The accompanying notes are an integral part of the financial statements.

(54     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

                                                                                RATIO OF        RATIO OF NET
                                                             RATIO OF NET    EXPENSES TO   INVESTMENT INCOME
   NET ASSET                                     RATIO OF      INVESTMENT        AVERAGE          TO AVERAGE
       VALUE                    NET ASSETS    EXPENSES TO       INCOME TO     NET ASSETS          NET ASSETS   PORTFOLIO
      END OF         TOTAL          END OF        AVERAGE         AVERAGE     (EXCLUDING          (EXCLUDING    TURNOVER
      PERIOD    RETURN (4)    PERIOD (000)     NET ASSETS      NET ASSETS       WAIVERS)            WAIVERS)        RATE
  ----------   -----------   -------------   ------------   -------------   ------------  ------------------  ----------


  $  10.69        (0.25)%      $ 23,362          0.85%           4.21%          0.92%             4.14%            13%
     10.95         9.19          23,236          0.70            4.43           1.13              4.00             12
     10.48         5.10           8,994          0.70            4.61           1.12              4.19             29
     10.45        (0.78)         10,713          0.70            4.31           1.12              3.89             23
     11.05         7.04           9,196          0.70            4.31           1.11              3.90             27
     10.84         6.84           3,849          0.67            4.41           1.18              3.90             66

  $  10.67        (0.19)%      $462,664          0.70%           4.37%          0.77%             4.30%            13%
     10.93         9.21         458,743          0.70            4.43           0.87              4.26             12
     10.46         5.11         375,279          0.70            4.62           0.87              4.45             29
     10.43        (0.79)        442,464          0.70            4.31           0.87              4.14             23
     11.03         7.05         460,714          0.70            4.32           0.86              4.16             27
     10.82         6.75         431,000          0.67            4.40           0.93              4.14             66


  $  10.00        (0.05)%      $ 15,051          0.85%           4.25%          0.93%             4.17%             8%
     10.21         8.85          12,408          0.70            4.38           1.13              3.95             13
      9.80         4.94          12,469          0.70            4.59           1.12              4.17             18
      9.79        (0.43)         14,629          0.70            4.30           1.12              3.88             12
     10.29         6.80          10,330          0.70            4.30           1.11              3.89             24
     10.09         6.72           7,453          0.70            4.49           1.15              4.04             20

  $   9.96         0.02%       $242,238          0.70%           4.40%          0.78%             4.32%             8%
     10.17         8.89         255,939          0.70            4.38           0.88              4.20             13
      9.76         5.04         244,353          0.70            4.59           0.87              4.42             18
      9.76        (0.44)        279,776          0.70            4.28           0.87              4.11             12
     10.26         6.82         317,598          0.70            4.30           0.86              4.14             24
     10.06         6.42         297,122          0.70            4.47           0.90              4.27             20


  $  10.84         0.26%       $122,015          0.95%           4.43%          1.07%             4.31%            14%
     11.06         9.24         107,260          0.95            4.84           1.18              4.61             15
     10.64         4.75          93,995          0.95            5.22           1.17              5.00             34
     10.70        (1.31)        108,116          0.95            4.98           1.17              4.76             15
     11.46         8.85         118,937          0.95            5.05           1.01              4.99             16
     11.15         8.32         125,659          0.95            5.17           1.01              5.11             17

  $  10.81         0.00%       $  9,316          1.35%           4.02%          1.47%             3.90%            14%
     11.04         8.88           6,382          1.35            4.39           1.58              4.16             15
     10.62         4.25           2,037          1.35            4.83           1.77              4.41             34
     10.69        (3.03)          1,682          1.35            4.70           1.87              4.18             15

  $  10.83         0.39%       $ 50,910          0.70%           4.67%          0.82%             4.55%            14%
     11.05         9.52          49,078          0.70            5.09           0.93              4.86             15
     10.63         5.00          40,860          0.70            5.49           0.93              5.26             34
     10.69        (1.07)         17,356          0.70            5.26           0.87              5.09             15
     11.45         8.83           8,155          0.78            5.79           0.82              5.75             16
     11.14         0.72           9,010          0.75            5.73           0.75              5.73             17
  --------        -----        --------          ----            ----           ----              ----             --


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002     55)

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

                                                                REALIZED AND
                                      NET ASSET                   UNREALIZED       DIVIDENDS
                                          VALUE           NET       GAINS OR        FROM NET      DISTRIBUTIONS
                                      BEGINNING    INVESTMENT    (LOSSES) ON      INVESTMENT               FROM
                                      OF PERIOD        INCOME    INVESTMENTS          INCOME      CAPITAL GAINS
                                     ----------   -----------  -------------     -----------     --------------
MISSOURI TAX FREE FUND (6)
Class A
 2002 (13)                            $  12.05      $  0.23        $ (0.31)      $   (0.24)         $   (0.04)
 2001 (11)                               11.54         0.46           0.50           (0.44)             (0.01)
 2000 (10)                               11.31         0.48           0.23           (0.48)                --
 1999                                    12.08         0.50          (0.74)          (0.51)             (0.02)
 1998                                    11.87         0.52           0.21           (0.52)                --
 1997                                    11.69         0.53           0.18           (0.53)                --
Class C
 2002 (13)                            $  12.05      $  0.23        $ (0.32)      $   (0.23)         $   (0.04)
 2001 (1)                                12.03           --           0.02              --                 --
Class Y
 2002 (13)                            $  12.06      $  0.24        $ (0.31)      $   (0.26)         $   (0.04)
 2001 (11)                               11.55         0.49           0.50           (0.47)             (0.01)
 2000 (10)                               11.32         0.50           0.23           (0.50)                --
 1999                                    12.08         0.53          (0.74)          (0.53)             (0.02)
 1998                                    11.87         0.55           0.21           (0.55)                --
 1997                                    11.69         0.56           0.18           (0.56)                --
NEBRASKA TAX FREE FUND
Class A
 2002 (13)                            $  10.20      $  0.20        $ (0.22)      $   (0.20)         $      --
 2001 (2)                                10.00         0.24           0.20           (0.24)                --
Class C
 2002 (13)                            $  10.14      $  0.18        $ (0.21)      $   (0.19)         $      --
 2001 (2)                                10.00         0.20           0.17           (0.23)                --
Class Y
 2002 (13)                            $  10.19      $  0.21        $ (0.21)      $   (0.22)         $      --
 2001 (2)                                10.00         0.26           0.19           (0.26)                --
OREGON INTERMEDIATE TAX FREE FUND
Class A
 2002 (13)                            $  10.18      $  0.20        $ (0.24)      $   (0.21)         $      --
 2001                                     9.74         0.43           0.44           (0.43)                --
 2000                                     9.72         0.43           0.02           (0.43)                --
 1999 (3)                                10.23         0.29          (0.51)          (0.29)                --
Class Y
 2002 (13)                            $  10.18      $  0.21        $ (0.23)      $   (0.22)         $      --
 2001                                     9.74         0.43           0.44           (0.43)                --
 2000                                     9.72         0.43           0.02           (0.43)                --
 1999                                    10.24         0.43          (0.49)          (0.43)             (0.03)
 1998                                    10.05         0.45           0.21           (0.45)             (0.02)
 1997 (4)                                10.00         0.07           0.05           (0.07)                --
TAX FREE FUND (7)
Class A
 2002 (13)                            $  10.99      $  0.23        $ (0.26)      $   (0.23)         $      --
 2001 (11)                               10.53         0.42           0.43           (0.39)                --
 2000 (10)                               10.20         0.40           0.34           (0.41)                --
 1999                                    11.06         0.44          (0.75)          (0.44) (8)         (0.11) (8)
 1998                                    11.11         0.48           0.33           (0.48) (9)         (0.38)
 1997                                    10.87         0.56           0.24           (0.56)                --
 1996 (5)                                10.82         0.02           0.05           (0.02)                --
Class C
 2002 (13)                            $  10.96      $  0.21        $ (0.26)      $   (0.22)         $      --
 2001 (1)                                10.93         0.01           0.02              --                 --
Class Y
 2002 (13)                            $  11.00      $  0.24        $ (0.25)      $   (0.25)         $      --
 2001 (11)                               10.53         0.44           0.45           (0.42)                --
 2000 (10)                               10.21         0.42           0.33           (0.43)                --
 1999                                    11.10         0.47          (0.78)          (0.47) (8)         (0.11) (8)
 1998                                    11.15         0.50           0.33           (0.50) (9)         (0.38)
 1997                                    10.90         0.59           0.25           (0.59)                --
 1996 (5)                                10.85         0.02           0.05           (0.02)                --
---------------------------------     --------      -------        -------       ---------          ---------

 (1) Commenced operations on September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
 (2) Commenced operations on February 28, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
 (3) Class of shares have been offered since February 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.
 (4) Commenced operations on August 8, 1997. All ratios for the period have been annualized, except total return and portfolio turnover.
 (5) Commenced operations on November 18, 1996. All ratios for the period have been annualized, except total return and portfolio turnover.
 (6) The financial highlights for the Missouri Tax Free Fund as set forth herein include the historical financial highlights of the Firstar Missouri Tax-Exempt Bond Fund Class A shares and Class I shares. The assets of the Firstar Missouri Tax-Exempt Bond Fund were acquired by Missouri Tax Free Fund on September 24, 2001. In connection with such acquisition, Class A shares and Class I shares of the Firstar Missouri Tax-Exempt Bond Fund were exchanged for Class A shares and Class Y shares of Missouri Tax Free Fund, respectively.
 (7) The financial highlights for the Tax Free Fund as set forth herein include the historical financial highlights of the Firstar National Municipal Bond Fund Class A shares and Class I shares. The assets of the Firstar National Municipal Bond Fund were acquired by Tax Free Fund on September 24, 2001. In connection with such acquisition, Class A shares and Class I shares of the Firstar National Municipal Bond Fund were exchanged for Class A shares and Class Y shares of Tax Free Fund, respectively. Historical per-share amounts have been adjusted to reflect the conversion ratios utilized for the merger of the Tax Free Fund and the Firstar National Municipal Bond Fund. Firstar National Municipal Bond Fund is the accounting survivor.
 (8) Includes distributions in excess of net investment income and net realized gains of $0.01 and $0.01 per share, respectively.
 (9) Includes distributions in excess of net investment income of $0.02 per share.
(10) Effective in 2000, the Fund's fiscal year end was changed to October 31 from November 30.
(11) Effective in 2001, the Fund's fiscal year end was changed to September 30 from October 31.
(12) Total returns do not reflect sales charges. Total returns would have been lower had certain expenses not been waived.
(13) For the six months ended March 31, 2002 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.


The accompanying notes are an integral part of the financial statements.

(56     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

                                                                                 RATIO OF        RATIO OF NET
                                                              RATIO OF NET    EXPENSES TO   INVESTMENT INCOME
   NET ASSET                                      RATIO OF      INVESTMENT        AVERAGE          TO AVERAGE
       VALUE                     NET ASSETS    EXPENSES TO       INCOME TO     NET ASSETS          NET ASSETS   PORTFOLIO
      END OF          TOTAL          END OF        AVERAGE         AVERAGE     (EXCLUDING          (EXCLUDING    TURNOVER
      PERIOD    RETURN (12)    PERIOD (000)     NET ASSETS      NET ASSETS       WAIVERS)            WAIVERS)        RATE
  ----------   ------------   -------------   ------------   -------------   ------------  ------------------  ----------


  $  11.69         (0.67)%      $ 22,812          0.95%           3.90%          1.06%             3.79%            19%
     12.05          8.44          22,573          0.94            4.23           1.00              4.17              9
     11.54          6.41          19,876          0.87            4.59           0.98              4.48              3
     11.31         (2.09)         21,242          0.86            4.30           1.07              4.09              1
     12.08          6.31          23,611          0.86            4.38           1.06              4.18              6
     11.87          6.27          23,722          0.86            4.57           1.06              4.37              4

  $  11.69         (0.80)%      $      2          1.35%           3.57%          1.42%             3.50%            19%
     12.05          0.17              --          0.00            0.00           0.00              0.00              9

  $  11.69         (0.64)%      $136,739          0.70%           4.15%          0.81%             4.04%            19%
     12.06          8.67         129,715          0.69            4.48           0.75              4.42              9
     11.55          6.60         126,896          0.67            4.79           1.08              4.38              3
     11.32         (1.81)        111,842          0.66            4.51           1.07              4.10              1
     12.08          6.52          94,402          0.66            4.57           1.06              4.17              6
     11.87          6.48          75,431          0.66            4.76           1.06              4.36              4


  $   9.98         (0.17)%      $  5,427          0.75%           4.00%          1.28%             3.47%            24%
     10.20          4.48           5,090          0.55            4.12           1.38              3.29             30

  $   9.92         (0.34)%      $    633          1.15%           3.62%          1.67%             3.10%            24%
     10.14          3.71             226          0.95            3.73           1.75              2.93             30

  $   9.97         (0.05)%      $ 23,775          0.50%           4.25%          1.03%             3.72%            24%
     10.19          4.51          22,443          0.30            4.36           1.13              3.53             30


  $   9.93         (0.38)%      $  7,303          0.85%           4.00%          0.95%             3.90%             8%
     10.18          9.08           5,477          0.70            4.27           1.13              3.84             20
      9.74          4.79           3,303          0.70            4.47           1.13              4.04             18
      9.72         (2.22)          2,005          0.70            4.37           1.12              3.95             13

  $   9.94         (0.21)%      $146,734          0.70%           4.15%          0.80%             4.05%             8%
     10.18          9.08         153,951          0.70            4.28           0.89              4.09             20
      9.74          4.78         160,124          0.70            4.47           0.88              4.29             18
      9.72         (0.66)        178,411          0.70            4.30           0.87              4.13             13
     10.24          6.66         187,383          0.70            4.43           0.87              4.26             20
     10.05          1.17         182,069          0.70            4.55           1.09              4.16              4


  $  10.73         (0.26)%      $ 40,917          0.95%           4.24%          1.01%             4.18%            20%
     10.99          8.22          48,769          1.16            4.27           1.18              4.25              3
     10.53          7.43           1,526          0.98            4.34           1.09              4.23              4
     10.20         (2.87)          1,582          0.96            4.14           1.16              3.94             --
     11.06          7.56           1,162          0.85            4.18           1.16              3.87             18
     11.11          7.61             717          0.35            4.71           1.17              3.89             84
     10.87          7.30               1          0.37            9.08           1.07              8.38             --

  $  10.69         (0.50)%      $  5,407          1.35%           3.86%          1.41%             3.80%            20%
     10.96          0.27           4,494          1.04            5.61           1.04              5.61              3

  $  10.74         (0.14)%      $490,451          0.70%           4.49%          0.76%             4.43%            20%
     11.00          8.59         501,361          0.73            4.32           0.74              4.31              3
     10.53          7.63         253,803          0.78            4.54           1.19              4.13              4
     10.21         (2.97)        326,840          0.76            4.33           1.16              3.93             --
     11.10          7.76         384,518          0.56            4.52           1.16              3.92             18
     11.15          7.97         366,889          0.14            5.38           1.17              4.35             84
     10.90          7.40         310,413          0.12            5.77           0.82              5.07             --
  --------         -----        --------          ----            ----           ----              ----             --


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002     57)

NOTES TO FINANCIAL STATEMENTS March 31, 2002 (unaudited)


1 >  ORGANIZATION

     The First American Arizona Tax Free Fund, California Intermediate Tax Free Fund, California Tax Free Fund, Colorado Intermediate Tax Free Fund, Colorado Tax Free Fund, Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund, Oregon Intermediate Tax Free Fund, and Tax Free Fund (each a "Fund" and collectively, the "Funds") are mutual funds offered by First American Investment Funds, Inc. ("FAIF"), which is a member of the First American Family of Funds. FAIF currently offers 44 funds, including the Funds. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. FAIF's articles of incorporation permit the Board of Directors to create additional funds in the future.

     Each of these Funds offers Class A and Class Y shares. Arizona Tax Free Fund, California Tax Free Fund, Colorado Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund, and Tax Free Fund also offer Class C shares. Class A shares of Arizona Tax Free Fund, California Tax Free Fund, Colorado Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund, and Tax Free Fund are sold with a front-end sales charge of 4.25%. Class A shares of California Intermediate Tax Free Fund, Colorado Intermediate Tax Free Fund, Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, and Oregon Intermediate Tax Free Fund are sold with a front-end sales charge of 2.25%. Class C shares are sold with a front-end sales charge of 1.00% and are subject to a contingent deferred sales charge for 18 months. Class Y shares have no sales charge and are offered only to qualifying institutional investors. Class B shares were previously offered by the Missouri Tax Free Fund and the Tax Free Fund, but are no longer offered.

     The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies. All classes of shares in a Fund have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution and shareholder servicing fees charged may differ among classes and each class has exclusive voting rights on any matters relating to that class' servicing or distribution arrangements.

2 >  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies followed by the Funds are as follows:

     SECURITY VALUATION - Security valuations for the Funds' investments are furnished by one or more independent pricing services that have been approved by the Board of Directors. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Board of Directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost. Investments in open-end mutual funds are valued at the respective net asset value of each underlying Fund, determined at the close of the New York Stock Exchange (generally 3:00 p.m. central time) on the valuation date.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -
     The Funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for Federal income tax purposes.

     DISTRIBUTIONS TO SHAREHOLDERS - Distributions from net investment income are declared and paid on a monthly basis. Any net realized capital gains on sales of securities for a Fund are distributed to shareholders at least annually.

     EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are allocated to the Funds on the basis of relative net assets. Class specific expenses, such as 12b-1 fees, are borne by that class. Income, other expenses, and realized


(58     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002
     and unrealized gains and losses of a Fund are allocated to each respective class in proportion to the relative net assets of each class.

     FEDERAL TAXES - It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required.

     Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-tax differences. These differences are primarily due to losses deferred due to wash sales.

     The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for Federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the difference arises. For Federal income tax purposes, required distributions related to realized gains from security transactions are computed as of September 30 and October 31.

     As of September 30, 2001, the following Funds had capital loss carryforwards (CLC) (000):

                                                     AMOUNT      EXPIRATION DATE
     ---------------------------------------------------------------------------
     California Intermediate Tax Free Fund           $   84            2008-2009
     Colorado Intermediate Tax Free Fund                535            2008-2009
     Intermediate Tax Free Fund                       2,116            2008-2009
     Minnesota Intermediate Tax Free Fund               922            2008-2009
     Oregon Intermediate Tax Free Fund                  395            2008-2009
     Tax Free Fund                                    1,880            2008-2009
     ---------------------------------------------------------------------------

     Colorado Intermediate Tax Free Fund and Nebraska Tax Free Fund incurred losses in the amount (000) of $49 and $19, respectively, from November 1, 2000 to September 30, 2001. As permitted by tax regulations, the Funds intend to elect to defer and treat these losses as arising in the fiscal year ending September 30, 2002.

     SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the portfolio maintains, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund's net asset value if the Fund makes such investments while remaining substantially fully invested. At March 31, 2002, the Colorado Tax Free Fund, Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, Oregon Intermediate Tax Free Fund, and Tax Free Fund had outstanding when-issued commitments of $722,725, $3,593,545, $1,127,751, $825,523, and $2,987,270, respectively.

     INVERSE FLOATERS - As part of their investment strategy, the Funds may invest in certain securities for which the potential income return is inversely related to changes in a floating interest rate ("inverse floaters"). In general, income on inverse floaters will decrease when short-term interest rates increase and increase when short-term interest rates decrease. Investments in inverse floaters may be characterized as derivative securities and may subject a Fund to the risks of reduced or eliminated interest payments and losses of invested principal. In addition, inverse floaters have the effect of providing investment leverage and, as a result, the market value of such securities will generally be more volatile than that of fixed rate, tax-exempt securities. To the extent the Funds invest in inverse floaters, the net asset value of the Funds' shares may be more volatile than if the Funds did not invest in such securities. At March 31, 2002, the Tax Free Fund had investments in inverse floaters with a value of $1,056,560, which represents 0.2% of the Fund's net assets.

     HISTORICAL FINANCIAL STATEMENT INFORMATION - The financial information presented for Missouri Tax Free Fund and Tax Free Fund, prior to September 24, 2001, is that of Firstar Missouri Tax-Exempt Bond Fund and Firstar National Municipal Bond Fund, respectively.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002     59)

NOTES TO FINANCIAL STATEMENTS March 31, 2002 (unaudited)


3 >  FEES AND EXPENSES

     ADVISORY FEES - Pursuant to an investment advisory agreement (the "Agreement"), U.S. Bancorp Asset Management, Inc., formerly known as U.S. Bancorp Piper Jaffray Asset Management, Inc. (the "Advisor") manages each Fund's assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each Fund to pay the Advisor a monthly fee based upon average daily net assets. The fee for each Fund is equal to an annual rate of 0.50% of the average daily net assets of the Fund. The Advisor contractually waived fees during the current fiscal year so that the total fund operating expenses did not exceed expense limitations described in the Funds' prospectuses.

     The Funds may invest in First American Funds, Inc. ("FAF"), subject to certain limitations. The terms of such transactions are identical to those of non-related entities except that, to avoid duplicative investment advisory fees, the Advisor reimburses each FAIF Fund an amount equal to the investment advisory fee earned by FAF related to such investments.

     ADMINISTRATION FEES - U.S. Bancorp Asset Management, Inc. ("USBAM"), and U.S. Bancorp Fund Services, LLC, formerly known as Firstar Mutual Fund Services, LLC ("USBFS"), (the "Administrators") serve as co-administrators pursuant to a Co-Administration Agreement between the Administrators and the Funds. USBAM is a subsidiary of U.S. Bank National Association ("U.S. Bank") and USBFS is a subsidiary of U.S. Bancorp. Under the Co-Administration Agreement, the Administrators are compensated to provide, or, compensate other entities to provide services to the Funds. These services include: various legal, oversight and administrative services, accounting services, transfer agency and dividend disbursing services, and shareholder services. The Funds pay the Administrators at an annual rate, calculated daily and paid monthly based on the average daily net assets of all open-end mutual funds in the First American Family of Funds equal to each Fund's pro rata share of an amount equal to 0.25% of the aggregate average daily net assets up to $8 billion, 0.235% on the next $17 billion of aggregate average daily net assets, 0.22% on the next $25 billion of aggregate average daily net assets, and 0.20% of the aggregate average daily net assets of all open-end mutual funds in the First American Family of Funds in excess of $50 billion. In addition, the Funds pay the Administrators annual fees of $18,500 per class for transfer agent services.

     For the six months ended March 31, 2002, administration fees paid to USBAM and USBFS for the Funds included in this semiannual report were as follows
     (000):

                                                               USBAM       USBFS
     ---------------------------------------------------------------------------
     Arizona Tax Free Fund                                      $ 19         $ 4
     California Intermediate Tax Free Fund                        41           9
     California Tax Free Fund                                     23           5
     Colorado Intermediate Tax Free Fund                          50          11
     Colorado Tax Free Fund                                       24           5
     Intermediate Tax Free Fund                                  423          96
     Minnesota Intermediate Tax Free Fund                        231          52
     Minnesota Tax Free Fund                                     156          35
     Missouri Tax Free Fund                                      142          32
     Nebraska Tax Free Fund                                       25           6
     Oregon Intermediate Tax Free Fund                           137          31
     Tax Free Fund                                               485         110
     ---------------------------------------------------------------------------

     CUSTODIAN FEES - Through a separate contractual agreement, U.S. Bank serves as the Funds' custodian (the "Custodian"). The fee for each Fund is equal to an annual rate of 0.01% of average daily net assets, which is computed daily and paid monthly. The Custodian is also reimbursed for any out-of-pocket expenses incurred while providing services to the Funds.

     DISTRIBUTION AND SHAREHOLDER SERVICING FEES - Quasar Distributors, LLC ("Quasar"), a subsidiary of U.S. Bancorp, served as distributor of the Funds for the six months ended March 31, 2002. Under the distribution plan, each of the Funds pay Quasar a monthly distribution and/or shareholder servicing fee at an annual rate of 0.25% of each Fund's average daily net assets of the Class A shares and 1.00% of the Class C shares, respectively, which may be used by Quasar to provide compensation for sales support and distribution activities. The distributor is currently waiving fees equal to 0.10% of average daily net assets for Class A shares in the California Intermediate Tax Free Fund, Colorado Intermediate Tax Free Fund, Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, and Oregon Intermediate Tax Free Fund. For Class C shares, the distributor is currently waiving fees equal to 0.35% of average daily net assets for the Arizona Tax Free Fund, California Tax Free Fund, Colorado Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund, and Tax Free Fund. No distribution or shareholder servicing fees are paid by Class Y shares.


(60     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

     Under the agreement, Quasar paid the following amounts to affiliates of USBAM for the six months ended March 31, 2002 (000):

                                                                    U.S. BANCORP
                                                     U.S. BANK     PIPER JAFFRAY
     ---------------------------------------------------------------------------
     Arizona Tax Free Fund                                $ --              $ 16
     California Intermediate Tax Free Fund                   2                --
     California Tax Free Fund                               12                10
     Colorado Intermediate Tax Free Fund                     2                --
     Colorado Tax Free Fund                                 14                13
     Intermediate Tax Free Fund                             12                 3
     Minnesota Intermediate Tax Free Fund                    4                 4
     Minnesota Tax Free Fund                                17               120
     Missouri Tax Free Fund                                 24                --
     Nebraska Tax Free Fund                                  1                 2
     Oregon Intermediate Tax Free Fund                       3                 1
     Tax Free Fund                                          15                42
     ---------------------------------------------------------------------------

     TRANSFER AGENT FEES - USBFS is the transfer agent and dividend disbursement agent of FAIF pursuant to the Co-Administration Agreement. Transfer agent fees of $7,388,661 in aggregate were paid to the Administrators for the six months ended March 31, 2002, for the First American Family of Funds.

     Transfer agent fees paid to the Administrators for the Funds included in this semiannual report were as follows (000):

                                                                  ADMINISTRATORS
     ---------------------------------------------------------------------------
     Arizona Tax Free Fund                                                   $35
     California Intermediate Tax Free Fund                                    27
     California Tax Free Fund                                                 37
     Colorado Intermediate Tax Free Fund                                      27
     Colorado Tax Free Fund                                                   37
     Intermediate Tax Free Fund                                               29
     Minnesota Intermediate Tax Free Fund                                     27
     Minnesota Tax Free Fund                                                  55
     Missouri Tax Free Fund                                                   39
     Nebraska Tax Free Fund                                                   36
     Oregon Intermediate Tax Free Fund                                        26
     Tax Free Fund                                                            44
     ---------------------------------------------------------------------------

     OTHER FEES - In addition to the investment advisory fees, custodian fees, distribution and shareholder servicing fees, fund accounting fees, administrator fees and transfer agent fees, each Fund is responsible for paying most other operating expenses including organization costs, fees and expenses of outside directors, registration fees, printing of shareholder reports, legal, auditing, insurance and other miscellaneous expenses.

     For the six months ended March 31, 2002, legal fees and expenses were paid to a law firm of which the Assistant Secretaries of the Funds are partners.

     SALES CHARGES - A contingent deferred sales charge ("CDSC") of 1.00% is imposed on redemptions made in the Class C shares for the first 18 months. The CDSC is imposed on the value of the purchased shares or the value at the time of redemption, whichever is less.

     For the six months ended March 31, 2002, sales charges for distributing the First American Family of Funds' shares, were paid to Quasar.


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002     61)

NOTES TO FINANCIAL STATEMENTS March 31, 2002 (unaudited)


4 >  CAPITAL SHARE TRANSACTIONS

     Capital share transactions for the Funds were as follows (000):

                                                          ARIZONA            CALIFORNIA                                    COLORADO
                                                         TAX FREE          INTERMEDIATE            CALIFORNIA          INTERMEDIATE
                                                             FUND         TAX FREE FUND         TAX FREE FUND         TAX FREE FUND
                                              -------------------   -------------------   -------------------   -------------------
                                               10/1/01    10/1/00    10/1/01    10/1/00    10/1/01    10/1/00    10/1/01    10/1/00
                                                    to         to         to         to         to         to         to         to
                                               3/31/02    9/30/01    3/31/02    9/30/01    3/31/02    9/30/01    3/31/02    9/30/01
                                              --------   --------   --------   --------   --------   --------   --------   --------
                                             (unaudited)           (unaudited)           (unaudited)           (unaudited)
Class A:
 Shares issued                                      65        615        128        110         53      1,606        451        668
 Shares issued in lieu of cash distributions        26         62          5          8         37         73         13         13
 Shares redeemed                                  (331)      (331)       (15)       (26)      (200)      (621)      (250)      (249)
--------------------------------------------- --------   --------   --------   --------   --------   --------   --------   --------
TOTAL CLASS A TRANSACTIONS                        (240)       346        118         92       (110)     1,058        214        432
============================================= ========   ========   ========   ========   ========   ========   ========   ========
Class C:
 Shares issued                                      93        213         --         --         28         73         --         --
 Shares issued in lieu of cash distributions         5          3         --         --          1          1         --         --
 Shares redeemed                                   (22)       (36)        --         --        (19)       (19)        --         --
--------------------------------------------- --------   --------   --------   --------   --------   --------   --------   --------
TOTAL CLASS C TRANSACTIONS                          76        180         --         --         10         55         --         --
============================================= ========   ========   ========   ========   ========   ========   ========   ========
Class Y:
 Shares issued                                     176        289        136        401        328        484        443        331
 Shares issued in lieu of cash distributions        --         --         --         --          1         --         --         --
 Shares redeemed                                    (7)       (14)      (198)      (525)       (34)      (329)      (534)    (1,037)
--------------------------------------------- --------   --------   --------   --------   --------   --------   --------   --------
TOTAL CLASS Y TRANSACTIONS                         169        275        (62)      (124)       295        155        (91)      (706)
============================================= ========   ========   ========   ========   ========   ========   ========   ========
NET INCREASE (DECREASE) IN CAPITAL SHARES            5        801         56        (32)       195      1,268        123       (274)
============================================= ========   ========   ========   ========   ========   ========   ========   ========

                                                         COLORADO             MINNESOTA
                                                         TAX FREE          INTERMEDIATE          INTERMEDIATE             MINNESOTA
                                                             FUND         TAX FREE FUND         TAX FREE FUND         TAX FREE FUND
                                              -------------------   -------------------   -------------------   -------------------
                                               10/1/01    10/1/00    10/1/01    10/1/00    10/1/01    10/1/00    10/1/01    10/1/00
                                                    to         to         to         to         to         to         to         to
                                               3/31/02    9/30/01    3/31/02    9/30/01    3/31/02    9/30/01    3/31/02    9/30/01
                                              --------   --------   --------   --------   --------   --------   --------   --------
                                             (unaudited)           (unaudited)           (unaudited)           (unaudited)
Class A:
 Shares issued                                     116      1,385        368        933        346        244      2,471      2,076
 Shares issued in lieu of cash distributions        37         73         33         28         17         34        235        441
 Shares redeemed                                  (150)      (380)      (338)      (744)       (74)      (335)    (1,150)    (1,655)
 Shares issued in connection with acquisition
  of Fund net assets                                --         --         --      1,048         --         --         --         --
--------------------------------------------- --------   --------   --------   --------   --------   --------   --------   --------
TOTAL CLASS A TRANSACTIONS                           3      1,078         63      1,265        289        (57)     1,556        862
============================================= ========   ========   ========   ========   ========   ========   ========   ========
Class C:
 Shares issued                                      61        135         --         --         --         --        312        437
 Shares issued in lieu of cash distributions         4          3         --         --         --         --         15         13
 Shares redeemed                                    (4)        --         --         --         --         --        (43)       (64)
--------------------------------------------- --------   --------   --------   --------   --------   --------   --------   --------
TOTAL CLASS C TRANSACTIONS                          61        138         --         --         --         --        284        386
============================================= ========   ========   ========   ========   ========   ========   ========   ========
Class Y:
 Shares issued                                     409         72      5,693      2,951      1,140      3,593        812      1,070
 Shares issued in lieu of cash distributions        --         --         83         87         13         26         14         34
 Shares redeemed                                   (29)      (132)    (4,388)    (9,128)    (2,022)    (3,472)      (568)      (507)
 Shares issued in connection with acquisition
  of Fund net assets                                --         --         --     12,205         --         --         --         --
--------------------------------------------- --------   --------   --------   --------   --------   --------   --------   --------
TOTAL CLASS Y TRANSACTIONS                         380        (60)     1,388      6,115       (869)       147        258        597
============================================= ========   ========   ========   ========   ========   ========   ========   ========
NET INCREASE (DECREASE) IN CAPITAL SHARES          444      1,156      1,451      7,380       (580)        90      2,098      1,845
============================================= ========   ========   ========   ========   ========   ========   ========   ========


(62     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

                                                                                               OREGON
                                                    MISSOURI             NEBRASKA        INTERMEDIATE
                                               TAX FREE FUND        TAX FREE FUND       TAX FREE FUND                 TAX FREE FUND
                                ----------------------------  -------------------  ------------------  ----------------------------
                                 10/1/01   11/1/00   12/1/99   10/1/01  2/28/01(1)  10/1/01   10/1/00   10/1/01   11/1/00   12/1/99
                                      to        to        to        to         to        to        to        to        to        to
                                 3/31/02   9/30/01  10/31/00   3/31/02    9/30/01   3/31/02   9/30/01   3/31/02   9/30/01  10/31/00
                                --------  --------  --------  --------   --------  --------  --------  --------  --------  --------
                               (unaudited)                   (unaudited)          (unaudited)         (unaudited)
Class A:
 Shares issued                       117       298        68        49        512       366       228       153     1,864        20
 Shares issued in lieu of cash
  distributions                       28        39        48         7          8         7         7        80         8         3
 Shares redeemed                     (66)     (186)     (272)      (11)       (21)     (176)      (36)     (857)   (1,638)      (34)
 Shares issued in connection
  with acquisition of Fund net
  assets                              --        --        --        --         --        --        --        --     4,046        --
------------------------------- --------  --------  --------  --------   --------  --------  --------  --------  --------  --------
TOTAL CLASS A TRANSACTIONS            79       151      (156)       45        499       197       199      (624)    4,280       (11)
=============================== ========  ========  ========  ========   ========  ========  ========  ========  ========  ========
Class B:
 Shares issued                        --        10        10        --         --        --        --        --        30        --
 Shares issued in lieu of cash
  distributions                       --         3         6        --         --        --        --        --         1         2
 Shares redeemed                      --      (246)      (94)       --         --        --        --        --      (108)      (14)
 Shares issued in connection
  with acquisition of Fund net
  assets                              --        --        --        --         --        --        --        --        10        --
------------------------------- --------  --------  --------  --------   --------  --------  --------  --------  --------  --------
TOTAL CLASS B TRANSACTIONS            --      (233)      (78)       --         --        --        --        --       (67)      (12)
=============================== ========  ========  ========  ========   ========  ========  ========  ========  ========  ========
Class C:
 Shares issued                        --        --        --        42         22        --        --        93         7         8
 Shares issued in lieu of cash
  distributions                       --        --        --        --         --        --        --         9        --        --
 Shares redeemed                      --        --        --        --         --        --        --        (6)       --        (5)
 Shares issued in connection
  with acquisition of Fund net
  assets                              --        --        --        --         --        --        --        --       403        --
------------------------------- --------  --------  --------  --------   --------  --------  --------  --------  --------  --------
TOTAL CLASS C TRANSACTIONS            --        --        --        42         22        --        --        96       410         3
=============================== ========  ========  ========  ========   ========  ========  ========  ========  ========  ========
Class S:
 Shares issued                        --         1        --        --         --        --        --        --        16        --
 Shares redeemed                      --        (1)       --        --         --        --        --        --       (16)       --
------------------------------- --------  --------  --------  --------   --------  --------  --------  --------  --------  --------
TOTAL CLASS S TRANSACTIONS            --        --        --        --         --        --        --        --        --        --
=============================== ========  ========  ========  ========   ========  ========  ========  ========  ========  ========
Class Y (2):
 Shares issued                     2,197     1,554     3,713       415      2,351       635     1,278     3,568     4,402     2,094
 Shares issued in lieu of cash
  distributions                       13        13        29         1         --        15        33        41        44         3
 Shares redeemed                  (1,275)   (1,798)   (2,633)     (234)      (149)   (1,007)   (2,625)   (3,516)   (5,468)  (10,705)
 Shares issued in connection
  with acquisition of Fund net
  assets                              --        --        --        --         --        --        --        --    20,461        --
------------------------------- --------  --------  --------  --------   --------  --------  --------  --------  --------  --------
TOTAL CLASS Y TRANSACTIONS           935      (231)    1,109       182      2,202      (357)   (1,314)       93    19,439    (8,608)
=============================== ========  ========  ========  ========   ========  ========  ========  ========  ========  ========
NET INCREASE (DECREASE) IN
 CAPITAL SHARES                    1,014      (313)      875       269      2,723      (160)   (1,115)     (435)   24,062    (8,628)
=============================== ========  ========  ========  ========   ========  ========  ========  ========  ========  ========

(1) Commencement of operations.
(2) On September 24, 2001, the Institutional Class of Missouri Tax Free Fund and Tax Free Fund were redesignated as Class Y.


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002     63)

NOTES TO FINANCIAL STATEMENTS March 31, 2002 (unaudited)

5 >  INVESTMENT SECURITY TRANSACTIONS

     During the six months ended March 31, 2002, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows (000):

                                                          INVESTMENT SECURITIES
                                                         -----------------------
                                                         PURCHASES         SALES
     ---------------------------------------------------------------------------
     Arizona Tax Free Fund                                $  3,035      $  4,266
     California Intermediate Tax Free Fund                   1,780         2,000
     California Tax Free Fund                                5,427         3,130
     Colorado Intermediate Tax Free Fund                     5,202         3,256
     Colorado Tax Free Fund                                 11,080         6,355
     Intermediate Tax Free Fund                             77,988        60,084
     Minnesota Intermediate Tax Free Fund                   20,832        30,408
     Minnesota Tax Free Fund                                25,355        23,636
     Missouri Tax Free Fund                                 40,976        28,481
     Nebraska Tax Free Fund                                  8,552         6,570
     Oregon Intermediate Tax Free Fund                      12,823        15,329
     Tax Free Fund                                         108,884       105,781
     ---------------------------------------------------------------------------

     At March 31, 2002, the total cost of securities for Federal income tax purposes was the same as amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at March 31, 2002, is as follows (000):


                                                           AGGREGATE
                                      AGGREGATE GROSS          GROSS
                                         APPRECIATION   DEPRECIATION        NET
     --------------------------------------------------------------------------
     Arizona Tax Free Fund                    $   698       $   (24)    $   674
     California Intermediate Tax Free Fund      1,733           (82)      1,651
     California Tax Free Fund                     868           (17)        851
     Colorado Intermediate Tax Free Fund        2,561           (93)      2,468
     Colorado Tax Free Fund                       999          (122)        877
     Intermediate Tax Free Fund                11,876        (4,108)      7,768
     Minnesota Intermediate Tax
      Free Fund                                 7,850          (945)      6,905
     Minnesota Tax Free Fund                    4,989        (1,789)      3,200
     Missouri Tax Free Fund                     3,046        (2,123)        923
     Nebraska Tax Free Fund                        86          (240)       (154)
     Oregon Intermediate Tax Free Fund          4,042          (708)      3,334
     Tax Free Fund                             15,284        (3,566)     11,718
     --------------------------------------------------------------------------

6 >  CONCENTRATION OF CREDIT RISK

     The Arizona Tax Free Fund, California Intermediate Tax Free Fund, California Tax Free Fund, Colorado Intermediate Tax Free Fund, Colorado Tax Free Fund, Minnesota Intermediate Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund, and Oregon Intermediate Tax Free Fund invest in debt instruments of municipal issuers in specific states. Although these Funds monitor investment concentration, the issuers' ability to meet their obligations may be affected by economic developments in a specific state or region.

     The rating of long-term securities as a percentage of total value of investments at March 31, 2002, is as follows:

     STANDARD &                       CALIFORNIA                       COLORADO
     POOR'S/            ARIZONA     INTERMEDIATE     CALIFORNIA    INTERMEDIATE
     MOODY'S           TAX FREE         TAX FREE       TAX FREE        TAX FREE
     RATINGS:              FUND             FUND           FUND            FUND
     ---------------------------------------------------------------------------
     AAA/Aaa                 53%              61%            48%             52%
     AA/Aa                   22               16             21              22
     A/A                     12                7             11               5
     BBB/Baa                  5               15             19              11
     NR                       8                1              1              10
                       ---------------------------------------------------------
                            100%             100%           100%            100%
     ---------------------------------------------------------------------------

     STANDARD &                                        MINNESOTA
     POOR'S/           COLORADO     INTERMEDIATE    INTERMEDIATE      MINNESOTA
     MOODY'S           TAX FREE         TAX FREE        TAX FREE       TAX FREE
     RATINGS:              FUND             FUND            FUND           FUND
     ---------------------------------------------------------------------------
     AAA/Aaa                 61%              59%            63%             50%
     AA/Aa                   14               21             23              17
     A/A                      6                9              4              13
     BBB/Baa                 18                7              3               5
     NR                       1                4              7              15
                       ---------------------------------------------------------
                            100%             100%           100%            100%
     ---------------------------------------------------------------------------

     STANDARD &                                          OREGON
     POOR'S/           MISSOURI         NEBRASKA   INTERMEDIATE
     MOODY'S           TAX FREE         TAX FREE       TAX FREE        TAX FREE
     RATINGS:              FUND             FUND           FUND            FUND
     ---------------------------------------------------------------------------
     AAA/Aaa                 58%              46%            56%             66%
     AA/Aa                   40               32             36              13
     A/A                      2                6              3               9
     BBB/Baa                 --               --              3               7
     NR                      --               16              2               5
                       ---------------------------------------------------------
                            100%             100%           100%            100%
     ---------------------------------------------------------------------------

     Securities rated by only one agency are shown in that category. Securities rated by both agencies are shown with their highest rating.


(64     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

7 >  FUND MERGERS

     On August 31, 2001, shareholders of FAIF approved the agreement and plan of reorganization recommended by the Board of Directors, providing for the acquisition of Firstar Funds, Inc. On September 24, 2001, certain portfolios of FAIF, including newly formed shell portfolios (which were organized solely to acquire the assets and continue business of certain portfolios of the Firstar Funds) merged with certain portfolios of the Firstar Funds. The following table illustrates the specifics of the mergers of certain Funds included in this semiannual report (000):

ACQUIRED FUND                               ACQUIRING FUND
----------------------------------------------------------------------------------------
Firstar Missouri Tax-Exempt Bond Fund(1)    First American Missouri Tax Free Fund(2)
 Class A                                     Class A
 Institutional Class                         Class Y
Firstar National Municipal Bond Fund(1)     First American Tax Free Fund
 Class A                                     Class A
 Class C                                     Class C
 Institutional Class                         Class Y
Firstar Tax-Exempt Intermediate Bond Fund   First American Intermediate Tax Free Fund(1)
 Class A                                     Class A
 Institutional Class                         Class Y
----------------------------------------------------------------------------------------

[WIDE TABLE CONTINUED FROM ABOVE]

                                            ACQUIRED  SHARES ISSUED TO   ACQUIRING
                                           FUNDS NET   SHAREHOLDERS OF    FUND NET    COMBINED   TAX STATUS
ACQUIRED FUND                                 ASSETS     ACQUIRED FUND      ASSETS  NET ASSETS  OF TRANSFER
-----------------------------------------------------------------------------------------------------------
Firstar Missouri Tax-Exempt Bond Fund(1)    $151,969                      $     --    $151,969  Non-taxable
 Class A                                                         1,879
 Institutional Class                                            10,734
Firstar National Municipal Bond Fund(1)     $135,097(3)                   $416,910    $552,007  Non-taxable
 Class A                                                         3,805
 Class C                                                           408
 Institutional Class                                             4,889
Firstar Tax-Exempt Intermediate Bond Fund   $144,575(4)                   $340,194    $484,769  Non-taxable
 Class A                                                         1,048
 Institutional Class                                            12,205
-----------------------------------------------------------------------------------------------------------

(1) Accounting survivor
(2) Shell portfolio
(3) Includes accumulated realized loss of ($436) and unrealized depreciation of ($254).
(4) Includes accumulated realized loss of ($223) and unrealized gain of $4,176.

     On December 11, 2000, the Class A, Class B and Institutional Class shares of the Mercantile Missouri Tax-Exempt Bond Portfolio were merged into a Firstar Missouri Tax-Exempt Fund shell portfolio. The value of assets transferred at the time of the tax-free merger were $19,955, $2,602 and $130 for Class A, Class B and Institutional Class shares, respectively.

     On November 24, 2000, the Class A and Class B shares of the Firstar Stellar Insured Tax-Free Bond Fund and the Class A, Class B and Institutional Class shares of the Mercantile National Municipal Bond Portfolio were merged into a Firstar National Municipal Bond Fund shell portfolio. The value of assets transferred at the time of the tax-free merger was $153,443 and $101 for Class A and Class B shares, respectively, of the Firstar Stellar Insured Tax-Free Bond Fund and $1,524, $635 and $251,977 for Class A, Class B and Institutional Class shares, respectively, of the Mercantile National Municipal Bond Portfolio.


                             FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002     65)
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


BOARD OF DIRECTORS FIRST AMERICAN INVESTMENT FUNDS, INC.




          ROBERT DAYTON
          Director of First American Investment Funds, Inc.
          Retired; former Chief Executive Officer of Okabena Company


          ANDREW DUFF
          Director of First American Investment Funds, Inc.
          President and Chief Executive Officer of U.S. Bancorp Piper Jaffray


          ROGER GIBSON
          Director of First American Investment Funds, Inc.
          Vice President of North America-Mountain Region for United Airlines


          ANDREW HUNTER III
          Director of First American Investment Funds, Inc.
          Chairman of Hunter, Keith Industries, Inc.


          LEONARD KEDROWSKI
          Director of First American Investment Funds, Inc.
          Owner and President of Executive Management Consulting, Inc.


          JOHN MURPHY JR.
          Director of First American Investment Funds, Inc.
          Executive Vice President of U.S. Bancorp


          RICHARD RIEDERER
          Director of First American Investment Funds, Inc.
          Retired; former President and Chief Executive Officer of Weirton Steel


          JOSEPH STRAUSS
          Director of First American Investment Funds, Inc.
          Former Chairman of First American Investment Funds, Inc. Owner and President of Strauss Management Company


          VIRGINIA STRINGER
          Chairperson of First American Investment Funds, Inc.
          Owner and President of Strategic Management Resources, Inc.


          JAMES WADE
          Director of First American Investment Funds, Inc.
          Owner and President of Jim Wade Homes

[LOGO] FIRST AMERICAN FUNDS(TM)


DIRECT FUND CORRESPONDENCE TO:

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice. Further, there is no assurance that certain securities will remain in or out of each fund's portfolio.

For a prospectus or fund profile containing more information on First American Funds, including investment policies, fees, and expenses, please contact your investment professional, call First American Funds Investor Services at 800.677.FUND, or visit us on the web at firstamericanfunds.com. Please read the prospectus or profile carefully before you invest or send money.

Past performance does not guarantee future results. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


INVESTMENT ADVISOR AND ADMINISTRATOR
     U.S. BANCORP ASSET MANAGEMENT, INC.,
     A SUBSIDIARY OF U.S. BANK NATIONAL ASSOCIATION
     800 Nicollet Mall
     Minneapolis, Minnesota 55402

CUSTODIAN
     U.S. BANK NATIONAL ASSOCIATION
     180 East Fifth Street
     St. Paul, Minnesota 55101

DISTRIBUTOR
     QUASAR DISTRIBUTORS, LLC
     615 East Michigan Street, 2nd floor
     Milwaukee, WI 53202

INDEPENDENT AUDITORS
     ERNST & YOUNG LLP
     1400 Pillsbury Center
     200 South Sixth Street
     Minneapolis, Minnesota 55402

COUNSEL
     DORSEY & WHITNEY LLP
     50 South Sixth Street
     Minneapolis, Minnesota 55402






--------------------------------------------------------------------------------

FIRST AMERICAN FUNDS                                               Bulk Rate
P.O. Box 1330                                                    U.S. Postage
Minneapolis, MN 55440-1330                                           Paid
                                                                   Mpls, MN
                                                               Permit No. 26388

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Funds Investor Services at 800.677.FUND.

2098-02  5/2002  T/FSAR